UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-06719

                                                         Sterling Capital Funds

(Exact name of registrant as specified in charter)

434 Fayetteville Street, 5th Floor

                                         Raleigh, NC 27601-0575

(Address of principal executive offices) (Zip code)

James T. Gillespie, President

Sterling Capital Funds

434 Fayetteville Street, 5th Floor

                                             Raleigh, NC 27601-0575

(Name and address of agent for service)

Registrant’s telephone number, including area code:     (800) 228-1872

Date of fiscal year end: September 30

Date of reporting period: December 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

Sterling Capital Large Cap Value Diversified Fund
Schedule of Portfolio Investments December 31, 2014 (Unaudited)

Shares		Fair Value
COMMON STOCKS — 97.8%
	Consumer Discretionary — 6.7%
33,200	Best Buy Co., Inc.	$1,294,136
58,150	Delphi Automotive PLC	4,228,668
15,550	DeVry Education Group, Inc.	738,159
10,450	Dillard’s, Inc., Class A	1,308,131
3,200	Foot Locker, Inc.	179,776
40,500	Gannett Co., Inc.	1,293,165
13,806	Hanesbrands, Inc.	1,541,026
13,379	Lear Corp.	1,312,212
70,925	Macy’s, Inc.	4,663,319
19,700	Royal Caribbean Cruises, Ltd.	1,623,871
38,100	Starz, Class A(a)	1,131,570

		19,314,033

	Consumer Staples — 6.4%
104,745	Archer-Daniels-Midland Co.	5,446,740
10,600	Bunge,Ltd.	963,646
36,000	ConAgra Foods, Inc.	1,306,080
22,050	Coty, Inc., Class A	455,553
900	CVS Caremark Corp.	86,679
10,350	Energizer Holdings, Inc.	1,330,596
28,001	Herbalife, Ltd.	1,055,638
72,521	Kroger Co. (The)	4,656,573
49,500	Pilgrim’s Pride Corp.(a)	1,623,105
13,800	Spectrum Brands Holdings, Inc.	1,320,384

		18,244,994

	Energy — 10.4%
32,100	CVR Energy, Inc.	1,242,591
62,000	Halliburton Co.	2,438,460
119,000	Kinder Morgan, Inc.	5,034,890
52,200	Marathon Petroleum Corp.	4,711,572
75,150	National Oilwell Varco, Inc.	4,924,579
38,000	Schlumberger, Ltd.	3,245,580
35,250	Superior Energy Services, Inc.	710,287
17,600	Tesoro Corp.	1,308,560
99,575	Valero Energy Corp.	4,928,963
27,400	World Fuel Services Corp.	1,285,882

		29,831,364

	Financials — 29.4%
46,950	ACE, Ltd.	5,393,616
20,400	Allstate Corp. (The)	1,433,100
38,427	Ameriprise Financial, Inc.	5,081,971
68,500	Capital One Financial Corp.	5,654,675
41,000	Chubb Corp.(The)	4,242,270
18,100	Digital Realty Trust, Inc., REIT	1,200,030
70,165	Duke Realty Corp., REIT	1,417,333
2,200	Goldman Sachs Group, Inc. (The)	426,426
18,750	Hanover Insurance Group, Inc. (The)	1,337,250
81,550	HCP, Inc., REIT	3,590,647
62,700	Health Care REIT, Inc.	4,744,509
50,650	Healthcare Trust of America, Inc., Class A, REIT	1,364,511
41,850	Hospitality Properties Trust, REIT	1,297,350
124,100	Huntington Bancshares, Inc.	1,305,532
19,100	Invesco, Ltd.	754,832
88,450	JPMorgan Chase &Co.	5,535,201
25,250	Lazard, Ltd., Class A	1,263,257
154,800	Morgan Stanley	6,006,240
33,837	Omega Healthcare Investors, Inc., REIT	1,322,012
21,750	PacWest BanCorp.	988,755

Shares		Fair Value
COMMON STOCKS — (continued)
	Financials — (continued)
55,936	Piedmont Office Realty Trust, Inc., Class A, REIT	$1,053,834
62,116	PNC Financial Services Group, Inc. (The)	5,666,843
1,443	Prudential Financial, Inc.	130,534
117,900	SunTrust Banks, Inc.	4,940,010
52,250	Travelers Cos., Inc. (The)	5,530,663
12,625	Ventas, Inc., REIT	905,213
216,349	Wells Fargo & Co.	11,860,252

		84,446,866

	Health Care — 13.6%
68,050	AbbVie, Inc.	4,453,192
55,307	Aetna, Inc.	4,912,921
28,700	Amgen, Inc.	4,571,623
42,702	Anthem, Inc.	5,366,360
38,550	Cigna Corp.	3,967,181
42,200	Gilead Sciences, Inc.(a)	3,977,772
961	Halyard Health, Inc.(a)	43,697
70,000	HCA Holdings, Inc.(a)	5,137,300
17,000	Mallinckrodt PLC(a)	1,683,510
64,192	Mylan, Inc.(a)	3,618,503
11,052	United Therapeutics Corp.(a)	1,431,123

		39,163,182

	Industrials — 9.5%
44,350	AECOM Technology Corp.(a)	1,346,909
22,250	Alaska Air Group, Inc.	1,329,660
37,000	Caterpillar, Inc.	3,386,610
119,161	Delta Air Lines, Inc.	5,861,530
41,423	General Dynamics Corp.	5,700,633
8,650	Huntington Ingalls Industries, Inc.	972,779
24,025	Lockheed Martin Corp.	4,626,494
25,433	Northrop Grumman Corp.	3,748,570
3,700	Southwest Airlines Co.	156,584

		27,129,769

	Information Technology — 10.5%
41,200	Apple, Inc.	4,547,656
55,900	Booz Allen Hamilton Holding Corp.	1,483,027
86,750	Broadcom Corp., Class A	3,758,877
67,050	Corning, Inc.	1,537,457
22,700	Electronic Arts, Inc.(a)	1,067,241
167,445	Hewlett-Packard Co.	6,719,568
136,954	Micron Technology, Inc.(a)	4,794,759
11,100	Oracle Corp.	499,167
9,915	SanDisk Corp.	971,472
27,150	Science Applications International Corp.	1,344,739
21,800	Skyworks Solutions, Inc.	1,585,078
5,000	Western Digital Corp.	553,500
90,800	Xerox Corp.	1,258,488

		30,121,029

	Materials — 2.1%
15,550	Ball Corp.	1,060,043
21,800	Celanese Corp., Series A	1,307,128
20,950	Rock-Tenn Co., Class A	1,277,531
65,600	Steel Dynamics, Inc.	1,294,944
45,350	United States Steel Corp.	1,212,659

		6,152,305

	Telecommunication Services — 1.8%
130,600	CenturyLink, Inc.	5,169,148

Continued

Sterling Capital Large Cap Value Diversified Fund
Schedule of Portfolio Investments — (continued) December 31, 2014 (Unaudited)

Shares		Fair Value
COMMON STOCKS — (continued)
	Utilities — 7.4%
14,250	Entergy Corp.	$1,246,590
142,000	Exelon Corp.	5,265,360
34,650	FirstEnergy Corp.	1,351,003
99,850	PG&E Corp.	5,316,014
141,550	PPL Corp.	5,142,511
34,050	Public Service Enterprise Group, Inc.	1,410,011
23,850	SCANA Corp.	1,440,540

		21,172,029

	Total Common Stocks (Cost $238,321,258)	280,744,719

EXCHANGE TRADED FUND — 1.8%
50,000	iShares Russell 1000 Value ETF	5,220,000

	Total Exchange Traded Fund (Cost $5,033,791)	5,220,000

Shares		Fair Value
MONEY MARKET FUND — 0.2%
413,543	Federated Treasury Obligations Fund, Institutional Shares	$413,543

	Total Money Market Fund (Cost $413,543)	413,543

Total Investments — 99.8% (Cost $243,768,592)		286,378,262
Net Other Assets (Liabilities) — 0.2%		652,880

NET ASSETS — 100.0%		$287,031,142

(a)	Represents non-income producing security.

ETF — Exchange Traded Funds

REIT — Real Estate Investment Trust

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital MidValue Fund
Schedule of Portfolio Investments December 31, 2014 (Unaudited)

Shares		Fair Value
COMMON STOCKS — 97.3%
	Consumer Discretionary — 19.9%
1,487,900	Ascena Retail Group, Inc.(a)	$18,688,024
896,450	Chico’s FAS, Inc.	14,531,455
1,061,100	Interpublic Group of Cos., Inc. (The)	22,039,047
389,450	Kohl’s Corp.	23,772,028
1,536,540	News Corp., Class B(a)	23,171,023
435,785	Omnicom Group, Inc.	33,760,264
277,719	Universal Technical Institute, Inc.	2,732,755
176,882	Viacom, Inc., Class B	13,310,371

		152,004,967

	Financials — 35.7%
1,685,775	Annaly Capital Management, Inc., REIT	18,223,228
332,200	Aspen Insurance Holdings, Ltd.	14,540,394
443,703	Assured Guaranty, Ltd.	11,531,841
1,305,400	E*TRADE Financial Corp.(a)	31,662,477
440,085	Endurance Specialty Holdings, Ltd.	26,334,686
111,130	Enstar Group, Ltd.(a)	16,990,666
149,975	FNFV Group(a)	2,360,607
1,458,072	Leucadia National Corp.	32,689,974
311,300	Lincoln National Corp.	17,952,671
48,772	Markel Corp.(a)	33,303,472
374,500	Ryman Hospitality Properties, Inc., REIT	19,751,130
186,800	T. Rowe Price Group, Inc.	16,038,648
694,300	Willis Group Holdings PLC	31,111,583

		272,491,377

	Health Care — 13.6%
179,072	Anthem, Inc.	22,503,978
150,204	Becton Dickinson & Co.	20,902,389
220,663	Covidien PLC	22,569,412
201,778	Laboratory Corp. of America Holdings(a)	21,771,846
139,522	Zimmer Holdings, Inc.	15,824,585

		103,572,210

	Industrials — 6.2%
203,250	AGCO Corp.	9,186,900
843,200	Civeo Corp.	3,465,552
481,000	Hertz Global Holdings, Inc.(a)	11,996,140
554,800	Tetra Tech, Inc.	14,813,160
689,400	Uti Worldwide, Inc.(a)	8,321,058

		47,782,810

Shares		Fair Value
COMMON STOCKS — (continued)
	Information Technology — 18.9%
1,154,900	Dice Holdings, Inc.(a)	$11,560,549
102,782	DST Systems, Inc.	9,676,925
290,000	Fidelity National Information Services, Inc.	18,038,000
238,150	Global Payments, Inc.	19,225,849
698,213	II-VI, Inc.(a)	9,530,607
802,600	Knowles Corp.(a)	18,901,230
91,925	MicroStrategy, Inc., Class A(a)	14,928,620
391,000	NCR Corp.(a)	11,393,740
164,950	Neustar, Inc., Class A(a)	4,585,610
521,300	Symantec Corp.	13,373,952
735,100	Western Union Co. (The)	13,165,641

		144,380,723

	Materials — 3.0%
600,500	Chemtura Corp.(a)	14,850,365
370,500	Rayonier Advanced Materials, Inc.	8,262,150

		23,112,515

	Total Common Stocks (Cost $588,521,708)	743,344,602

MONEY MARKET FUND — 1.3%
9,535,737	Federated Treasury Obligations Fund, Institutional Shares	9,535,737

	Total Money Market Fund (Cost $9,535,737)	9,535,737

Total Investments — 98.6% (Cost $598,057,445)		752,880,339
Net Other Assets (Liabilities) — 1.4%		11,052,594

NET ASSETS — 100.0%		$763,932,933

(a)	Represents non-income producing security.

REIT — Real Estate Investment Trust

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital Small Cap Value Diversified Fund
Schedule of Portfolio Investments December 31, 2014 (Unaudited)

Shares		Fair Value
COMMON STOCKS — 97.6%
	Consumer Discretionary — 11.7%
11,625	Abercrombie & Fitch Co., Class A	$332,940
10,286	Big Lots, Inc.	411,646
18,947	Brown Shoe Co., Inc.	609,146
23,402	Build-A-Bear Workshop, Inc.(a)	470,380
23,610	Cablevision Systems Corp., Class A	487,310
8,653	Capella Education Co.	665,935
17,621	Cato Corp., (The) Class A	743,254
26,478	Cooper Tire & Rubber Co.	917,463
5,570	Deckers Outdoor Corp.(a)	507,093
10,787	DeVry Education Group, Inc.	512,059
4,259	Dillard’s, Inc., Class A	533,142
13,229	GameStop Corp., Class A	447,140
33,089	hhgregg, Inc.(a)	250,484
1,756	ITT Educational Services, Inc.(a)	16,875
57,470	LeapFrog Enterprises, Inc.(a)	271,258
6,365	Lear Corp.	624,279
12,294	Marriott Vacations Worldwide Corp.	916,395
37,729	Modine Manufacturing Co.(a)	513,114
7,658	Monarch Casino & Resort, Inc.(a)	127,046
10,473	Murphy USA, Inc.(a)	721,171
51,359	Orbitz Worldwide, Inc.(a)	422,685
6,593	Outerwall, Inc.(a)	495,925
18,324	Overstock.com, Inc.(a)	444,723
32,008	Penn National Gaming, Inc.(a)	439,470
34,206	Regis Corp.(a)	573,293
68,771	Ruby Tuesday, Inc.(a)	470,394
34,842	Ruth’s Hospitality Group, Inc.	522,630
9,298	Strayer Education, Inc.(a)	690,655
7,471	Tenneco, Inc.(a)	422,933
14,320	Tower International, Inc.(a)	365,876
20,337	Unifi, Inc.(a)	604,619
7,700	Universal Electronics, Inc.(a)	500,731
7,026	Weight Watchers International, Inc.(a)	174,526

		16,206,590

	Consumer Staples — 2.0%
10,435	Andersons, Inc. (The)	554,516
17,295	Ingles Markets, Inc., Class A	641,472
2,804	Ingredion, Inc.	237,891
25,958	Pilgrim’s Pride Corp.(a)	851,163
5,658	Sanderson Farms, Inc.	475,413
472	USANA Health Sciences, Inc.(a)	48,422

		2,808,877

	Energy — 3.3%
34,650	Cloud Peak Energy, Inc.(a)	318,087
21,384	Exterran Holdings, Inc.	696,691
26,132	Green Plains, Inc.	647,551
24,262	Nabors Industries, Ltd.	314,921
33,265	Newpark Resources, Inc.(a)	317,348
8,332	Pacific Ethanol, Inc.(a)	86,070
18,574	PBF Energy, Inc., Class A	494,811
36,158	Pioneer Energy Services Corp.(a)	200,315
29,402	Renewable Energy Group, Inc.(a)	285,493
10,813	REX American Resources Corp.(a)	670,082
16,103	Westmoreland Coal Co.(a)	534,781

		4,566,150

	Financials — 40.6%
14,856	1st Source Corp.	509,709
29,164	AG Mortgage Investment Trust, Inc., REIT	541,575

Shares		Fair Value
COMMON STOCKS — (continued)
	Financials — (continued)
13,578	Allied World Assurance Co. Holdings AG	$514,878
28,750	Altisource Residential Corp., REIT	557,750
32,164	American Capital Mortgage Investment Corp., REIT	605,970
33,993	American Equity Investment Life Holding Co.	992,256
7,889	American Financial Group, Inc.	479,020
12,473	AmTrust Financial Services, Inc.	701,606
116,833	Anworth Mortgage Asset Corp., REIT	613,373
36,768	Apollo Commercial Real Estate Finance, Inc., REIT	601,524
34,282	Apollo Residential Mortgage, Inc., REIT	540,627
14,209	Argo Group International Holdings, Ltd.	788,173
20,974	Arlington Asset Investment Corp., Class A	558,118
11,364	Aspen Insurance Holdings, Ltd.	497,402
36,007	Associated Estates Realty Corp., REIT	835,722
7,664	Assurant, Inc.	524,448
18,085	Assured Guaranty, Ltd.	470,029
9,651	Axis Capital Holdings, Ltd.	493,070
19,665	Banco Latinoamericano de Comercio Exterior SA	591,917
11,230	Bank of Marin BanCorp.	590,586
53,416	Capstead Mortgage Corp., REIT	655,948
25,432	Chatham Lodging Trust, REIT	736,765
140,626	Chimera Investment Corp., REIT	447,191
60,807	CNO Financial Group, Inc.	1,047,097
101,713	Cowen Group, Inc., Class A(a)	488,222
30,084	Customers Bancorp, Inc.(a)	585,435
78,752	CYS Investments, Inc., REIT	686,717
65,494	Dynex Capital, Inc., REIT	540,325
24,491	Employers Holdings, Inc.	575,783
9,567	Endurance Specialty Holdings, Ltd.	572,489
4,570	Enstar Group, Ltd.(a)	698,707
11,183	Enterprise Financial Services Corp.	220,641
10,957	FBL Financial Group, Inc., Class A	635,835
19,253	FBR & Co.(a)	473,431
19,658	Federated National Holding Co.	474,937
37,216	Fidelity Southern Corp.	599,550
102,359	First BanCorp(a)	600,847
16,891	First Interstate BancSystem, Inc., Class A	469,908
27,220	First Merchants Corp.	619,255
17,047	First NBC Bank Holding Co.(a)	600,054
22,718	Flagstar Bancorp, Inc.(a)	357,354
12,335	Flushing Financial Corp.	250,030
97,522	Gramercy Property Trust, Inc., REIT	672,902
29,749	Hanmi Financial Corp.	648,826
7,051	Hanover Insurance Group, Inc. (The)	502,877
8,855	HCC Insurance Holdings, Inc.	473,920
12,419	HCI Group, Inc.	536,998
33,226	Home Loan Servicing Solutions, Ltd.	648,572
22,183	Horace Mann Educators Corp.	736,032
29,616	Investment Technology Group, Inc.(a)	616,605
43,963	Maiden Holdings, Ltd.	562,287
59,232	MFA Financial, Inc., REIT	473,264
22,225	Montpelier Re Holdings, Ltd.	796,100
9,363	Navigators Group, Inc. (The)(a)	686,682
16,056	Nelnet, Inc., Class A	743,874
56,752	New Residential Investment Corp., REIT	724,723
67,391	New York Mortgage Trust, Inc., REIT	519,585
29,975	OFG Bancorp	499,084
24,360	Old Republic International Corp.	356,387
39,505	Oritani Financial Corp.	608,377

Continued

Sterling Capital Small Cap Value Diversified Fund
Schedule of Portfolio Investments — (continued) December 31, 2014 (Unaudited)

Shares		Fair Value
COMMON STOCKS — (continued)
	Financials — (continued)
4,525	PartnerRe, Ltd.	$516,438
32,871	PennyMac Mortgage Investment Trust, REIT	693,249
26,842	PHH Corp.(a)	643,134
11,253	Piper Jaffray Cos.(a)	653,687
8,027	Post Properties, Inc., REIT	471,747
27,899	PrivateBancorp, Inc.	931,827
52,362	Radian Group, Inc.	875,493
8,096	Regional Management Corp.(a)	127,998
5,973	Reinsurance Group of America, Inc.	523,354
4,722	RenaissanceRe Holdings, Ltd.	459,073
9,886	Safety Insurance Group, Inc.	632,803
9,706	Select Income REIT	236,923
26,545	Selective Insurance Group, Inc.	721,228
16,687	Springleaf Holdings, Inc.(a)	603,569
15,935	St Joe Co. (The)(a)	293,045
8,481	StanCorp Financial Group, Inc.	592,483
40,133	Symetra Financial Corp.	925,066
20,669	Synovus Financial Corp.	559,923
24,801	Territorial Bancorp, Inc.	534,462
28,453	Trustmark Corp.	698,237
46,070	Two Harbors Investment Corp., REIT	461,621
33,029	United Community Banks, Inc.	625,569
20,092	United Fire Group, Inc.	597,335
31,741	United Insurance Holdings Corp.	696,715
44,855	Universal Insurance Holdings, Inc.	917,285
11,448	Validus Holdings, Ltd.	475,779
31,510	Walker & Dunlop, Inc.(a)	552,685
19,837	Washington Federal, Inc.	439,390
29,063	Webster Financial Corp.	945,419
33,097	Western Alliance Bancorp.(a)	920,097
38,215	Western Asset Mortgage Capital Corp., REIT	561,761
16,145	Wintrust Financial Corp.	754,940
5,021	World Acceptance Corp.(a)	398,918
9,945	WR Berkley Corp.	509,781
7,182	WSFS Financial Corp.	552,224

		56,254,627

	Health Care — 5.0%
12,249	Anika Therapeutics, Inc.(a)	499,024
20,202	Cambrex Corp.(a)	436,767
6,460	Centene Corp.(a)	670,871
3,343	Community Health Systems, Inc.(a)	180,255
9,625	Health Net, Inc.(a)	515,226
15,062	Lannett Co., Inc.(a)	645,859
7,750	LifePoint Hospitals, Inc.(a)	557,303
3,296	Mallinckrodt PLC(a)	326,403
9,536	Molina Healthcare, Inc.(a)	510,462
21,331	NuVasive, Inc.(a)	1,005,970
38,298	PDL BioPharma, Inc.	295,278
10,950	Providence Service Corp. (The)(a)	399,018
23,077	Triple-S Management Corp., Class B(a)	551,771
2,856	United Therapeutics Corp.(a)	369,823

		6,964,030

	Industrials — 13.1%
25,365	AAR Corp.	704,640
37,562	ACCO Brands Corp.(a)	338,434
14,820	Alaska Air Group, Inc.	885,643
35,092	ARC Document Solutions, Inc.(a)	358,640
23,238	ArcBest Corp.	1,077,546
16,101	Argan, Inc.	541,638

Shares		Fair Value
COMMON STOCKS — (continued)
	Industrials — (continued)
13,884	Atlas Air Worldwide Holdings, Inc.(a)	$684,481
6,730	Barrett Business Services, Inc.	184,402
29,372	Blount International, Inc.(a)	516,066
20,100	CRA International, Inc.(a)	609,432
11,605	Ducommun, Inc.(a)	293,374
59,742	GrafTech International, Ltd.(a)	302,295
13,006	Greenbrier Cos., Inc. (The)	698,812
39,576	Hawaiian Holdings, Inc.(a)	1,030,955
24,296	Heidrick & Struggles International, Inc.	560,023
4,487	Huntington Ingalls Industries, Inc.	504,608
93,459	JetBlue Airways Corp.(a)	1,482,260
5,907	Kadant, Inc.	252,170
24,378	Matson, Inc.	841,529
40,813	Meritor, Inc.(a)	618,317
15,495	MYR Group, Inc.(a)	424,563
23,797	Navigant Consulting, Inc.(a)	365,760
14,585	Northwest Pipe Co.(a)	439,300
24,786	Orbital Sciences Corp.(a)	666,496
16,730	Pitney Bowes, Inc.	407,710
32,768	RPX Corp.(a)	451,543
25,076	RR Donnelley & Sons Co.	421,402
38,284	SkyWest, Inc.	508,412
14,568	Trinity Industries, Inc.	408,050
48,492	Wabash National Corp.(a)	599,361
3,290	WABCO Holdings, Inc.(a)	344,726
18,897	West Corp.	623,601

		18,146,189

	Information Technology — 10.2%
2,651	Anixter International, Inc.(a)	234,507
18,268	ARRIS Group, Inc.(a)	551,511
7,062	Arrow Electronics, Inc.(a)	408,819
21,646	AVG Technologies NV(a)	427,292
29,446	Benchmark Electronics, Inc.(a)	749,106
44,899	Brocade Communications Systems, Inc.	531,604
28,322	Cirrus Logic, Inc.(a)	667,550
27,209	Ebix, Inc.	462,281
9,392	EchoStar Corp., Class A(a)	493,080
23,434	Fabrinet(a)	415,719
49,505	Fairchild Semiconductor International, Inc.(a)	835,644
66,763	Harmonic, Inc.(a)	468,009
21,075	Insight Enterprises, Inc.(a)	545,632
17,564	Jabil Circuit, Inc.	383,422
70,996	Lattice Semiconductor Corp.(a)	489,162
12,976	Lexmark International, Inc., Class A	535,520
36,231	Marvell Technology Group, Ltd.	525,349
28,136	Newport Corp.(a)	537,679
8,372	OSI Systems, Inc.(a)	592,486
59,337	Photronics, Inc.(a)	493,090
23,514	Polycom, Inc.(a)	317,439
41,574	Sanmina Corp.(a)	978,236
11,650	Science Applications International Corp.	577,025
30,170	Sykes Enterprises, Inc.(a)	708,090
29,563	Take-Two Interactive Software, Inc.(a)	828,651
31,566	Vishay Intertechnology, Inc.	446,659

		14,203,562

	Materials — 4.5%
21,011	Berry Plastics Group, Inc.(a)	662,897
8,267	Cabot Corp.	362,591
4,068	Clearwater Paper Corp.(a)	278,861

Continued

Sterling Capital Small Cap Value Diversified Fund
Schedule of Portfolio Investments — (continued) December 31, 2014 (Unaudited)

Shares		Fair Value
COMMON STOCKS — (continued)
	Materials — (continued)
11,726	Domtar Corp.	$471,620
5,413	Huntsman Corp.	123,308
10,231	Materion Corp.	360,438
10,972	Minerals Technologies, Inc.	762,005
9,151	Neenah Paper, Inc.	551,531
7,973	Packaging Corp. of America	622,293
20,838	PH Glatfelter Co.	532,828
10,502	Schweitzer-Mauduit International, Inc.	444,235
16,578	United States Steel Corp.	443,296
19,683	Worthington Industries, Inc.	592,261

		6,208,164

	Telecommunication Services — 1.6%
8,460	Atlantic Tele-Network, Inc.	571,811
14,237	IDT Corp., Class B	289,153
31,673	Inteliquent, Inc.	621,741
70,951	Iridium Communications, Inc.(a)	691,772

		2,174,477

	Utilities — 5.6%
8,431	AGL Resources, Inc.	459,574
26,757	Avista Corp.	945,860
12,829	Chesapeake Utilities Corp.	637,088
19,740	El Paso Electric Co.	790,784
25,111	Empire District Electric Co., (The)	746,801
17,073	Great Plains Energy, Inc.	485,044
17,249	IDACORP, Inc.	1,141,711
16,187	New Jersey Resources Corp.	990,644
11,590	Portland General Electric Co.	438,450
17,734	SJW Corp.	569,616

Shares		Fair Value
COMMON STOCKS — (continued)
	Utilities — (continued)
12,252	Westar Energy, Inc.	$505,272

		7,710,844

	Total Common Stocks (Cost $117,957,051)	135,243,510

EXCHANGE TRADED FUND — 0.5%
6,836	iShares Russell 2000 Value ETF	695,084

	Total Exchange Traded Fund (Cost $666,936)	695,084

MONEY MARKET FUND — 1.5%
2,150,567	Federated Treasury Obligations Fund, Institutional Shares	2,150,567

	Total Money Market Fund (Cost $2,150,567)	2,150,567

Total Investments — 99.6% (Cost $120,774,554)		138,089,161
Net Other Assets (Liabilities) — 0.4%		502,097

NET ASSETS — 100.0%		$138,591,258

(a)	Represents non-income producing security.

ETF — Exchange Traded Fund

REIT — Real Estate Investment Trust

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital Special Opportunities Fund
Schedule of Portfolio Investments December 31, 2014 (Unaudited)

Shares		Fair Value
COMMON STOCKS — 99.0%
	Consumer Discretionary — 19.1%
842,000	Comcast Corp., Class A	$48,844,420
528,000	DIRECTV(a)	45,777,600
1,251,000	Discovery Communications, Inc., Class C(a)	42,183,720
2,050,000	Ford Motor Co.	31,775,000
335,000	Lennar Corp., Class A(b)	15,011,350
677,000	PulteGroup, Inc.	14,528,420

		198,120,510

	Consumer Staples — 2.7%
780,000	Mondelez International, Inc., Class A	28,333,500

	Energy — 6.1%
760,000	Cabot Oil & Gas Corp.	22,503,600
209,000	EOG Resources, Inc.(b)	19,242,630
556,000	Halliburton Co.(b)	21,867,480

		63,613,710

	Financials — 10.7%
552,790	American Campus Communities, Inc., REIT	22,863,394
496,000	Capital One Financial Corp.	40,944,800
308,000	CBRE Group, Inc., Class A(a)	10,549,000
688,000	Ryman Hospitality Properties, Inc., REIT	36,285,120

		110,642,314

	Health Care — 14.3%
639,900	HCA Holdings, Inc.(a)(b)	46,962,261
437,000	MEDNAX, Inc.(a)	28,890,070
939,700	Myriad Genetics, Inc.(a)	32,006,182
395,000	UnitedHealth Group, Inc.	39,930,550

		147,789,063

	Industrials — 13.4%
546,000	Expeditors International of Washington, Inc.	24,357,060
346,000	J.B. Hunt Transport Services, Inc.	29,150,500
912,000	Nielsen NV	40,793,760
692,400	Verisk Analytics, Inc., Class A(a)	44,348,220

		138,649,540

Shares		Fair Value
COMMON STOCKS — (continued)
	Information Technology — 32.7%
1,700,000	Activision Blizzard, Inc.	$34,255,000
604,000	Akamai Technologies, Inc.(a)	38,027,840
100,000	Apple, Inc.(b)	11,038,000
651,000	Check Point Software Technologies, Ltd.(a)	51,149,070
1,519,000	Cisco Systems, Inc.	42,250,985
568,000	Citrix Systems, Inc.(a)(b)	36,238,400
767,000	eBay, Inc.(a)	43,044,040
415,000	Intuit, Inc.	38,258,850
230,000	Keysight Technologies, Inc.(a)	7,767,100
1,262,000	NCR Corp.(a)	36,774,680

		338,803,965

	Total Common Stocks (Cost $732,953,683)	1,025,952,602

MONEY MARKET FUND — 1.3%
13,017,875	Federated Treasury Obligations Fund, Institutional Shares	13,017,875

	Total Money Market Fund (Cost $13,017,875)	13,017,875

Total Investments — 100.3% (Cost $745,971,558)		1,038,970,477
Net Other Assets (Liabilities) — (0.3)%		(3,207,264)

NET ASSETS — 100.0%		$1,035,763,213

(a)	Represents non-income producing security.
(b)	All or a portion of security was held as collateral for written call options.

REIT — Real Estate Investment Trust

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital Equity Income Fund
Schedule of Portfolio Investments December 31, 2014 (Unaudited)

Shares		Fair Value
COMMON STOCKS — 95.5%
	Consumer Discretionary — 14.6%
1,014,200	Dunkin’ Brands Group, Inc.	$43,255,630
449,368	Mattel, Inc.	13,905,693
756,410	McDonald’s Corp.	70,875,617
661,000	Omnicom Group, Inc.	51,207,670
1,156,000	Pearson PLC, ADR	21,328,200
585,000	Time Warner Cable, Inc.(a)	88,955,100

		289,527,910

	Consumer Staples — 12.3%
1,147,000	General Mills, Inc.	61,169,510
634,000	PepsiCo, Inc.	59,951,040
606,000	Philip Morris International, Inc.	49,358,700
1,781,000	Unilever PLC, ADR	72,094,880

		242,574,130

	Energy — 16.2%
129,579	California Resources Corp.(b)	713,980
381,000	Chevron Corp.	42,740,580
970,809	Ensco PLC, Class A	29,075,730
2,432,419	Kinder Morgan, Inc.	102,915,643
108,963	Natural Resource Partners LP	1,007,908
846,000	Occidental Petroleum Corp.	68,196,060
2,083,500	Spectra Energy Corp.	75,631,050
30,000	Teekay LNG Partners LP	1,290,000

		321,570,951

	Financials — 5.8%
1,874,500	KKR & Co. LP	43,507,145
1,326,000	MetLife, Inc.	71,723,340

		115,230,485

	Health Care — 19.0%
1,328,000	Abbott Laboratories	59,786,560
762,999	AbbVie, Inc.(a)	49,930,655
583,000	Anthem, Inc.(a)	73,265,610
1,111,200	Baxter International, Inc.	81,439,848
758,000	Novartis AG, ADR	70,236,280
1,357,000	Pfizer, Inc.	42,270,550

		376,929,503

Shares		Fair Value
COMMON STOCKS — (continued)
	Industrials — 6.2%
2,454,000	General Electric Co.	$62,012,580
544,900	United Parcel Service, Inc., Class B	60,576,533

		122,589,113

	Information Technology — 16.2%
946,095	Accenture PLC, Class A	84,495,744
190,000	International Business Machines Corp.	30,483,600
2,050,000	Maxim Integrated Products, Inc.	65,333,500
1,258,000	Microsoft Corp.	58,434,100
1,092,702	QUALCOMM, Inc.	81,220,540

		319,967,484

	Materials — 1.2%
369,504	Scotts Miracle-Gro Co. (The), Class A	23,027,489

	Telecommunication Services — 4.0%
1,694,000	Verizon Communications, Inc.	79,245,320

	Total Common Stocks (Cost $1,488,658,403)	1,890,662,385

MONEY MARKET FUND — 5.0%
97,868,223	Federated Treasury Obligations Fund, Institutional Shares	97,868,223

	Total Money Market Fund (Cost $97,868,223)	97,868,223

Total Investments — 100.5% (Cost $1,586,526,626)		1,988,530,608
Net Other Assets (Liabilities) — (0.5)%		(9,284,039)

NET ASSETS — 100.0%		$1,979,246,569

(a)	All or a portion of security was held as collateral for written call options.
(b)	Represents non-income producing security.

ADR — American Depositary Receipt

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital Long/Short Equity Fund
Schedule of Portfolio Investments December 31, 2014 (Unaudited)

Shares		Fair Value
COMMON STOCKS — 84.9%
	Consumer Discretionary — 2.4%
50,000	Global Eagle Entertainment, Inc.(a)	$680,500
46,448	Service Corp. International(b)	1,054,370
60,000	Sizmek, Inc.(a)	375,600

		2,110,470

	Energy — 18.6%
1,850	Anadarko Petroleum Corp.	152,625
13,900	Apache Corp.(b)	871,113
12,000	ARC Resources, Ltd.	260,760
2,500	ARC Resources, Ltd.	54,140
10,000	Baytex Energy Corp.	166,294
6,600	Baytex Energy Corp.	109,626
1,000	Bonterra Energy Corp.(b)	35,689
1,640	California Resources Corp.(a)	9,036
10,900	Canadian Natural Resources, Ltd.	336,592
5,000	Canadian Oil Sands, Ltd.(b)	44,787
2,300	Canadian Oil Sands, Ltd.	20,628
12,900	Cenovus Energy, Inc.(b)	265,998
7,200	Chesapeake Energy Corp.	140,904
5,100	Cimarex Energy Co.(b)	540,600
2,100	Concho Resources, Inc.(a)(b)	209,475
17,950	ConocoPhillips(b)	1,239,627
7,500	Continental Resources, Inc.(a)(b)	287,700
13,400	Crescent Point Energy Corp.	310,344
2,950	Cross Timbers Royalty Trust	51,094
16,200	Denbury Resources, Inc.(b)	131,706
7,900	Devon Energy Corp.(b)	483,559
41,700	Dorchester Minerals LP(b)	1,064,601
6,300	Enduro Royalty Trust	30,366
3,000	EnLink Midstream, LLC	106,680
15,850	EOG Resources, Inc.(b)	1,459,309
18,000	Freehold Royalties, Ltd.	295,688
6,300	Freehold Royalties, Ltd.	103,681
1,850	Magellan Midstream Partners LP	152,921
34,300	Marathon Oil Corp.(b)	970,347
16,430	Noble Energy, Inc.(b)	779,275
40,000	Northern Oil & Gas, Inc.(a)(b)	226,000
4,100	Occidental Petroleum Corp.	330,501
29,207	Pacific Coast Oil Trust(b)	149,832
500	PDC Energy, Inc.(a)(b)	20,635
22,063	Permian Basin Royalty Trust(b)	210,702
1,100	Peyto Exploration & Development Corp.	31,690
48,900	Plains GP Holdings LP, Class A(b)	1,255,752
23,267	Sabine Royalty Trust(b)	832,493
4,400	Shell Midstream Partners LP	180,312
18,500	Suncor Energy, Inc.(b)	587,930
9,650	Tesoro Logistics LP	567,903
3,500	Vermilion Energy, Inc.	171,535
5,588	Western Gas Equity Partners LP(b)	336,565
30,012	Whiting Petroleum Corp.(a)(b)	990,396
2,000	Whiting USA Trust II	11,120

		16,588,531

	Financials — 21.3%
8,300	Aflac, Inc.(b)	507,047
41,600	Ambac Financial Group, Inc.(a)(b)	1,019,200
2,801	Aon PLC(b)	265,619
54,100	Banc of California, Inc.	620,527
17,500	BankUnited, Inc.	506,975
29,900	BBX Capital Corp., Class A(a)(b)	491,855
22,100	Blackstone Group LP (The)	747,643

Shares		Fair Value
COMMON STOCKS — (continued)
	Financials — (continued)
47,700	Boston Private Financial Holdings, Inc.(b)	$642,519
18,100	Bridge Bancorp, Inc.(b)	484,175
32,300	Carlyle Group LP (The)(b)	888,250
14,100	Citigroup, Inc.(b)	762,951
23,100	Federated Investors, Inc., Class B	760,683
11,200	Franklin Resources, Inc.(b)	620,144
3,300	Goldman Sachs Group, Inc. (The)	639,639
79,500	Janus Capital Group, Inc.	1,282,335
50,600	KKR & Co. LP(b)	1,174,426
2,572	Medley Management, Inc., Class A	37,808
19,700	Morgan Stanley(b)	764,360
37,900	OM Asset Management PLC	615,496
27,200	Oppenheimer Holdings, Inc., Class A(b)	632,400
18,800	Popular, Inc.(a)(b)	640,140
7,000	Prudential Financial, Inc.	633,220
38,800	Radian Group, Inc.	648,736
13,400	Raymond James Financial, Inc.(b)	767,686
24,100	SunTrust Banks, Inc.(b)	1,009,790
4,500	Virtus Investment Partners, Inc.(b)	767,205
25,300	Voya Financial, Inc.(b)	1,072,214

		19,003,043

	Health Care — 21.6%
13,810	Abbott Laboratories	621,726
5,288	ABIOMED, Inc.(a)	201,261
878	Actavis PLC	226,006
5,267	Aetna, Inc.	467,868
16,151	Albany Molecular Research, Inc.(a)(b)	262,938
5,185	Alkermes PLC(b)	303,634
43,945	Amedica Corp.(a)(b)	35,156
13,000	Aquinox Pharmaceuticals, Inc.(a)(b)	97,500
12,373	Aratana Therapeutics, Inc.(a)(b)	220,487
10,614	Brookdale Senior Living, Inc.(a)(b)	389,215
4,987	Cardinal Health, Inc.(b)	402,600
1,500	Celgene Corp.(a)	167,790
24,298	Cempra, Inc.(a)	571,246
10,000	Civitas Solutions, Inc.(a)	170,300
10,760	Endocyte, Inc.(a)(b)	67,680
25,000	ExamWorks Group, Inc.(a)(b)	1,039,750
4,383	Express Scripts Holding Co.(a)	371,109
1,817	Fate Therapeutics, Inc.(a)	9,139
18,000	Flamel Technologies SA, ADR(a)	308,340
736	Fluidigm Corp.(a)	24,825
17,002	Globus Medical, Inc., Class A(a)(b)	404,137
9,000	HCA Holdings, Inc.(a)(b)	660,510
4,906	HealthSouth Corp.(b)	188,685
13,035	Hill-Rom Holdings, Inc.(b)	594,657
5,040	Humana, Inc.	723,895
2,740	Illumina, Inc.(a)(b)	505,749
609	Intercept Pharmaceuticals, Inc.(a)	95,004
18,878	Keryx Biopharmaceuticals, Inc.(a)(b)	267,124
25,124	Kindred Healthcare, Inc.	456,754
6,030	Laboratory Corp. of America Holdings(a)(b)	650,637
36,161	LDR Holding Corp.(a)(b)	1,185,358
18,832	LHC Group, Inc.(a)(b)	587,182
3,216	Medidata Solutions, Inc.(a)(b)	153,564
12,000	Medtronic, Inc.(b)	866,400
7,000	Minerva Neurosciences, Inc.(a)(b)	42,280
13,838	NanoString Technologies, Inc.(a)(b)	192,763
23,451	NuVasive, Inc.(a)(b)	1,105,949
43,431	Oncothyreon, Inc.(a)(b)	82,519

Continued

Sterling Capital Long/Short Equity Fund
Schedule of Portfolio Investments — (continued) December 31, 2014 (Unaudited)

Shares		Fair Value
COMMON STOCKS — (continued)
	Health Care — (continued)
2,946	Otonomy, Inc.(a)(b)	$98,190
2,949	Pacira Pharmaceuticals, Inc.(a)	261,458
14,672	ProQR Therapeutics NV	317,942
6,000	Quest Diagnostics, Inc.(b)	402,360
12,000	Raptor Pharmaceutical Corp.(a)(b)	126,240
6,059	Repros Therapeutics, Inc.(a)	60,408
16,276	Sarepta Therapeutics, Inc.(a)(b)	235,514
42,596	Streamline Health Solutions, Inc.(a)(b)	184,441
6,000	Team Health Holdings, Inc.(a)(b)	345,180
1,068	Thermo Fisher Scientific, Inc.(b)	133,810
4,000	Universal Health Services, Inc., Class B(b)	445,040
3,292	Valeant Pharmaceuticals International, Inc.(a)	471,118
19,000	VCA, Inc.(a)(b)	926,630
10,000	Zoetis, Inc.	430,300
2,866	ZS Pharma, Inc.(a)(b)	119,140

		19,279,508

	Industrials — 0.4%
3,000	Towers Watson & Co., Class A	339,510

	Information Technology — 19.8%
10,000	Adobe Systems, Inc.(a)(b)	727,000
13,500	Apple, Inc.(b)	1,490,130
25,000	Callidus Software, Inc.(a)	408,250
28,000	Cisco Systems, Inc.	778,820
420,393	ID Systems, Inc.(a)(b)	2,812,429
20,000	Infoblox, Inc.(a)	404,200
8,000	International Business Machines Corp.	1,283,520
63,119	Intralinks Holdings, Inc.(a)	751,116
234,000	Kofax, Ltd.(b)	1,645,020
32,682	Microsoft Corp.(b)	1,518,079
20,000	NetApp, Inc.	829,000
50,000	Numerex Corp.(a)	553,000
20,000	Oracle Corp.	899,400
40,000	Riverbed Technology, Inc.(a)	816,400
259,660	Saba Software, Inc.(a)(b)	2,118,826
41,800	Seachange International, Inc.(a)	266,684
90,000	ServiceSource International, Inc.(a)(b)	421,200

		17,723,074

	Materials — 0.0%
1,400	Mesabi Trust(b)	24,192

	Telecommunication Services — 0.8%
100,000	Boingo Wireless, Inc.(a)	767,000

	Total Common Stocks (Cost $77,450,207)	75,835,328

PREFERRED STOCKS — 0.8%
	Financials — 0.8%
15,579	Fannie Mae	91,916
174,573	Fannie Mae, Series R, 7.625%(b)	591,803

	Total Preferred Stocks (Cost $1,540,502)	683,719

WARRANTS — 4.6%
	Financials — 4.6%
29,400	Ambac Financial Group, Inc., (Issued/exercisable 05/01/13, 1 Share for 1 Warrant, Expires 04/30/23, Strike Price $16.67)(b)	418,950

Shares		Fair Value
WARRANTS — (continued)
	Financials — (continued)
342,000	Bank of America Corp., (Issued/exercisable 01/09/09, 1 Share for 1 Warrant, Expires 10/28/18, Strike Price $30.79)(b)	$243,778
110,500	Bank of America Corp., (Issued/exercisable 01/15/09, 1 Share for 1 Warrant, Expires 01/16/19, Strike Price $13.30)(b)	777,920
21,700	Capital One Financial Corp., (Issued/exercisable 11/14/08, 1 Share for 1 Warrant, Expires 11/14/18, Strike Price $42.13)(b)	906,409
44,700	Comerica, Inc., (Issued/exercisable 11/14/08, 1 Share for 1 Warrant, Expires 11/14/18, Strike Price $29.40)(b)	803,259
215,600	Zions Bancorporation, (Issued/exercisable 05/20/10, 1 Share for 1 Warrant, Expires 05/22/20, Strike Price $36.40)(b)	871,024
42,109	Zions Bancorporation, (Issued/exercisable 11/14/08, 1 Share for 1 Warrant, Expires 11/14/18, Strike Price $36.27)(b)	120,011

	Total Warrants (Cost $4,303,523)	4,141,351

CORPORATE BONDS — 1.7%
	Information Technology — 1.7%
2,000,000	ServiceSource International, Inc., 1.500%, 8/1/18	1,491,250

	Total Corporate Bonds (Cost $1,565,284)	1,491,250

Total Long-Term Investments — 92.0% (Cost $84,859,516)		82,151,648

MONEY MARKET FUND — 10.2%
9,047,486	Federated Treasury Obligations Fund, Institutional Shares	9,047,486

	Total Money Market Fund (Cost $9,047,486)	9,047,486

Total Investments Before Investments Sold Short — 102.2% (Cost $93,907,002)		91,199,134

INVESTMENTS SOLD SHORT — (31.5)%
	Energy — (4.6)%
(8,500)	Chevron Corp.	(953,530)
(10,000)	Exxon Mobil Corp.	(924,500)
(18,500)	Helmerich & Payne, Inc.	(1,247,270)
(3,000)	Hugoton Royalty Trust	(25,380)
(25,000)	Unit Corp.	(852,500)
(3,400)	Vanguard Natural Resources, LLC	(51,238)
(6,000)	Whiting USA Trust I	(10,620)

		(4,065,038)

	Exchange Traded Funds — (1.8)%
(12,000)	Energy Select Sector SPDR Fund	(949,920)
(1,100)	iShares Nasdaq Biotechnology ETF	(333,685)
(3,000)	iShares Russell 2000 ETF	(359,010)

		(1,642,615)

	Financials — (12.8)%
(23,400)	American Homes 4 Rent, Class A, REIT	(398,502)

Continued

Sterling Capital Long/Short Equity Fund
Schedule of Portfolio Investments — (continued) December 31, 2014 (Unaudited)

Shares		Fair Value
INVESTMENTS SOLD SHORT — (continued)
	Financials — (continued)
(23,000)	American Residential Properties, Inc., REIT(a).	$(404,110)
(30,900)	Astoria Financial Corp.	(412,824)
(31,500)	Capitol Federal Financial, Inc.	(402,570)
(9,300)	Commerce Bancshares, Inc.	(404,457)
(5,800)	Cullen/Frost Bankers, Inc.	(409,712)
(25,300)	Dime Community Bancshares, Inc.	(411,884)
(3,000)	Federal Realty Investment Trust, REIT	(400,380)
(11,000)	Financial Engines, Inc.	(402,050)
(47,200)	First Commonwealth Financial Corp.	(435,184)
(48,500)	First Niagara Financial Group, Inc.	(408,855)
(21,100)	FirstMerit Corp.	(398,579)
(13,900)	Gaming and Leisure Properties, Inc., REIT	(407,826)
(13,300)	Hancock Holding Co.	(408,310)
(21,900)	Mack-Cali Realty Corp., REIT	(417,414)
(33,000)	Northwest Bancshares, Inc.	(413,490)
(27,600)	Old National Bancorp.	(410,688)
(56,800)	People’s United Financial, Inc.	(862,224)
(8,400)	ProAssurance Corp.	(379,260)
(5,900)	Royal Bank of Canada	(407,513)
(24,000)	Silver Bay Realty Trust Corp., REIT	(397,440)
(5,400)	Taubman Centers, Inc., REIT	(412,668)
(16,200)	Trustmark Corp.	(397,548)
(11,400)	Unum Group.	(397,632)
(41,900)	Valley National Bancorp	(406,849)
(8,500)	Westamerica Bancorporation	(416,670)
(8,800)	Willis Group Holdings PLC	(394,328)

		(11,418,967)

	Health Care — (6.9)%
(3,757)	AbbVie, Inc.	(245,858)
(1,252)	Alexion Pharmaceuticals, Inc.	(231,658)
(4,556)	Alnylam Pharmaceuticals, Inc.	(441,932)
(2,149)	Anthem, Inc.	(270,065)
(2,293)	athenahealth, Inc.	(334,090)
(1,378)	Cardiovascular Systems, Inc.	(41,450)
(1,517)	Chemed Corp.	(160,301)
(2,628)	Computer Programs & Systems, Inc.	(159,651)
(3,636)	Gilead Sciences, Inc.	(342,729)
(5,227)	HMS Holdings Corp.	(110,499)
(2,115)	IDEXX Laboratories, Inc.	(313,591)
(6,854)	ImmunoGen, Inc.	(41,809)
(5,000)	Incyte Corp.	(365,550)
(8,357)	Intrexon Corp.	(230,068)
(3,300)	Isis Pharmaceuticals, Inc.	(203,742)

Shares		Fair Value
INVESTMENTS SOLD SHORT — (continued)
	Health Care — (continued)
(6,961)	Johnson & Johnson	$(727,912)
(36,755)	MannKind Corp.	(191,677)
(14,378)	Medicines Co. (The)	(397,839)
(1,191)	Receptos, Inc.	(145,910)
(10,000)	ResMed, Inc.	(560,600)
(7,083)	Varian Medical Systems, Inc.	(612,750)

		(6,129,681)

	Industrials — (0.3)%
(5,656)	Advisory Board Co. (The)	(277,031)

	Information Technology — (5.1)%
(6,000)	Actua Corp.(a)	(110,820)
(10,000)	Aspen Technology, Inc.(a)	(350,200)
(43,044)	Brightcove, Inc.(a)	(334,882)
(25,000)	Cadence Design Systems, Inc.(a)	(474,250)
(3,189)	Cimpress NV	(238,665)
(5,000)	comScore, Inc.	(232,150)
(3,000)	NetSuite, Inc.(a)	(327,510)
(20,000)	Nuance Communications, Inc.	(285,400)
(20,000)	NVIDIA Corp.	(401,000)
(38,089)	Polycom, Inc.	(514,203)
(5,000)	SolarWinds, Inc.(a)	(249,150)
(25,000)	Symantec Corp.	(641,375)
(22,000)	Western Union Co. (The)	(394,020)

		(4,553,625)

Total Investments Sold Short — (31.5)% (Cost $(27,052,447))		(28,086,957)

Total Investments — 70.7% (Cost $66,854,555)		63,112,177
Net Other Assets (Liabilities) — 29.3%		26,167,378

NET ASSETS — 100.0%		$89,279,555

(a)	Represents non-income producing security.
(b)	Represents that all or a portion of the security was pledged as collateral in connection with short sales.

ADR — American Depositary Receipt

ETF — Exchange Traded Funds

REIT — Real Estate Investment Trust

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital Behavioral International Equity Fund
Schedule of Portfolio Investments December 31, 2014 (Unaudited)

Shares		Fair Value
COMMON STOCKS — 89.6%
	Australia — 8.6%
12,575	Australia & New Zealand Banking Group, Ltd.	$327,201
20,150	Bendigo & Adelaide Bank, Ltd.	209,519
5,925	Commonwealth Bank of Australia	411,662
36,400	Dexus Property Group, REIT	206,055
22,425	GPT Group (The), REIT	79,363
17,150	Lend Lease Group	228,419
22,700	Origin Energy, Ltd.	214,775
63,350	Stockland, REIT	211,708
8,400	Woodside Petroleum, Ltd.	259,789

		2,148,491

	China — 0.9%
234,000	Yangzijiang Shipbuilding Holdings, Ltd.	212,054

	Denmark — 2.5%
100	A.P. Moller - Maersk A/S, Class B	198,895
26,925	TDC A/S	205,354
6,000	Vestas Wind Systems A/S(a)	217,900

		622,149

	Finland — 2.5%
8,925	Neste Oil OYJ	217,392
6,200	Orion OYJ, Class B	192,824
13,400	UPM-Kymmene OYJ	219,602

		629,818

	France — 6.7%
1,175	Christian Dior SA	201,088
16,475	Credit Agricole SA	212,668
1,675	Electricite de France SA	46,110
2,200	Fonciere Des Regions, REIT	203,336
10,975	GDF Suez	255,927
67	Hermes International	23,709
2,950	Sanofi	268,954
3,350	Technip SA	199,552
4,700	Vinci SA	256,633

		1,667,977

	Germany — 6.4%
2,000	Allianz SE	331,253
250	Continental AG	52,731
2,225	Deutsche Boerse AG	158,113
3,875	Deutsche Telekom AG	62,002
700	Fresenius Medical Care AG & Co. KGaA	52,246
2,425	Hannover Rueck SE	218,763
1,000	Henkel AG & Co. KGaA	96,869
2,300	Merck KGaA	216,450
6,050	METRO AG(a)	184,935
5,225	ProSiebenSat.1 Media AG	218,318

		1,591,680

	Hong Kong — 4.5%
66,625	BOC Hong Kong Holdings, Ltd.	222,004
20,975	Hutchison Whampoa, Ltd.	239,777
115,875	NWS Holdings, Ltd.	212,542
319,150	PCCW, Ltd.	217,306
1,975	Power Assets Holdings, Ltd.	19,094
59,275	Yue Yuen Industrial Holdings, Ltd.	213,141

		1,123,864

	Ireland — 0.8%
12,325	Experian PLC	207,762

Shares		Fair Value
COMMON STOCKS — (continued)
	Israel — 2.0%
118,275	Bezeq The Israeli Telecommunication Corp., Ltd.	$209,798
5,125	Teva Pharmaceutical Industries, Ltd.	293,790

		503,588

	Italy — 0.8%
78,350	Intesa Sanpaolo SpA	193,053

	Japan — 20.4%
5,900	Asahi Group Holdings, Ltd.	182,530
26,000	Asahi Kasei Corp.	237,183
7,000	Brother Industries, Ltd.	126,892
1,700	Central Japan Railway Co.	254,790
18,000	Daicel Corp.	210,249
6,700	Fuji Heavy Industries, Ltd.	237,086
8,400	Japan Tobacco, Inc.	231,191
4,300	KDDI Corp.	270,143
134,000	Kobe Steel, Ltd.	230,815
10,500	Komatsu, Ltd.	232,133
41,600	Mitsubishi Chemical Holdings Corp.	201,781
21,000	Mitsubishi Electric Corp.	249,439
21,800	Nexon Co., Ltd.	203,222
8,200	NOK Corp.	208,719
7,200	Otsuka Holdings Co., Ltd.	215,865
7,800	Panasonic Corp.	91,872
42,400	Resona Holdings, Inc.	214,184
4,400	Seiko Epson Corp.	184,115
39,000	Sumitomo Heavy Industries, Ltd.	209,780
13,500	Sumitomo Rubber Industries, Ltd.	200,692
8,200	Toyota Motor Corp.	511,003
10,100	Yamaha Motor Co., Ltd.	202,074
16,000	Yamazaki Baking Co., Ltd.	197,428

		5,103,186

	Netherlands — 1.7%
3,825	Boskalis Westminster NV	209,247
3,050	Heineken NV	216,574

		425,821

	Norway — 0.9%
5,200	Yara International ASA	231,570

	Singapore — 3.2%
69,000	Ascendas REIT	123,769
32,000	Oversea-Chinese Banking Corp., Ltd.	251,775
11,000	United Overseas Bank, Ltd.	202,995
89,000	Wilmar International, Ltd.	216,861

		795,400

	Spain — 3.5%
44,800	Banco Santander SA	376,013
7,900	Gas Natural SDG SA	198,453
20,375	Telefonica SA	292,535

		867,001

	Sweden — 1.0%
17,675	Securitas AB, Class B	213,827
1,225	Swedbank AB, Class A	30,393

		244,220

	Switzerland — 7.0%
2,750	Aryzta AG(a)	211,336
1,675	Baloise Holding AG	214,084

Continued

Sterling Capital Behavioral International Equity Fund
Schedule of Portfolio Investments — (continued) December 31, 2014 (Unaudited)

Shares		Fair Value
COMMON STOCKS — (continued)
	Switzerland — (continued)
60,175	Glencore PLC	$277,758
1,475	Pargesa Holding SA	113,820
1,475	Roche Holding AG	399,640
3,050	Swiss Re AG	255,504
925	Zurich Insurance Group AG	289,065

		1,761,207

	United Kingdom — 16.2%
31,500	3i GroupPLC	219,643
31,100	Aberdeen Asset Management PLC	207,809
12,575	Amec Foster Wheeler PLC	166,075
5,000	AstraZeneca PLC	353,154
36,350	Direct Line Insurance Group PLC	164,433
33,000	Dixons Carphone PLC	237,041
54,650	HSBC Holdings PLC	516,430
32,675	ICAP PLC	228,797
6,150	Imperial Tobacco Group PLC	270,720
20,975	National Grid PLC	297,621
9,175	Persimmon PLC	224,090
34,400	Sage Group PLC (The)	248,457
9,825	SSE PLC	248,250
9,000	Weir Group PLC (The)	258,082
41,100	William Hill PLC	230,945
8,875	WPP PLC	184,526

		4,056,073

	Total Common Stocks (Cost $22,978,668)	22,384,914

EXCHANGE TRADED FUND — 9.0%
	United States — 9.0%
36,965	iShares MSCI EAFE ETF	2,248,951

	Total Exchange Traded Fund (Cost $2,350,658)	2,248,951

Shares		Fair Value
MONEY MARKET FUND — 1.5%
	United States — 1.5%
382,257	Federated Treasury Obligations Fund, Institutional Shares	$382,257

	Total Money Market Fund (Cost $382,257)	382,257

Total Investments — 100.1% (Cost $25,711,583)		25,016,122
Net Other Assets (Liabilities) — (0.1)%		(13,397)

NET ASSETS — 100.0%		$25,002,725

(a)	Represents non-income producing security.

ETF — Exchange Traded Fund

REIT — Real Estate Investment Trust

Sector	Percentage of net assets
Consumer Discretionary	12.2%
Consumer Staples	7.2%
Energy	4.2%
Exchange Traded Fund	9.0%
Financials	26.5%
Health Care	8.0%
Industrials	12.7%
Information Technology	3.1%
Materials	6.4%
Money Market Fund	1.5%
Telecommunication Services	5.0%
Utilities	4.3%

100.1%

See accompanying notes to the Schedules of Portfolio Investments.

Sterling Capital Ultra Short Bond Fund
Schedule of Portfolio Investments December 31, 2014 (Unaudited)

Principal Amount		Fair Value
ASSET BACKED SECURITIES — 14.9%
$ 3,846	Ally Auto Receivables Trust, Series 2012-1, Class A3, 0.930%, 2/16/16	$3,846
72,047	Ally Auto Receivables Trust, Series 2011-2, Class A4, 1.980%, 4/15/16	72,088
134,035	Ally Auto Receivables Trust, Series 2012-4, Class A3, 0.590%, 1/17/17	134,021
78,508	AmeriCredit Automobile Receivables Trust, Series 2013-3, Class A2, 0.680%, 10/11/16	78,513
185,449	AmeriCredit Automobile Receivables Trust, Series 2011-5, Class B, 2.450%, 12/8/16	185,813
740,000	AmeriCredit Automobile Receivables Trust, Series 2012-5, Class B, 1.120%, 11/8/17	742,321
250,000	AmeriCredit Automobile Receivables Trust, Series 2012-4, Class B, 1.310%, 11/8/17	250,781
500,000	Avis Budget Rental Car Funding AESOP, LLC, Series 2010-5A, Class A, 3.150%, 3/20/17(a)	511,471
300,000	Capital One Multi-Asset Execution Trust, Series 2006-A3, Class A3, 5.050%, 12/17/18	313,996
285,000	CarMax Auto Owner Trust, Series 2013-4, Class A3, 0.800%, 7/16/18	284,672
500,000	CarMax Auto Owner Trust, Series 2014-1, Class A3, 0.790%, 10/15/18	498,515
500,000	Citibank Credit Card Issuance Trust, Series 2013-A3, Class A3, 1.110%, 7/23/18	501,365
37,246	Countrywide Asset-Backed Certificates, Series 2005-6, Class M1, 0.660%, 12/25/35(b)	37,132
597,719	Enterprise Fleet Financing, LLC, Series 2014-1, Class A2, 0.870%, 9/20/19(a)	597,500
500,000	Enterprise Fleet Financing, LLC, Series 2014-2, Class A2, 1.050%, 3/20/20(a)	499,489
250,000	Fifth Third Auto, Series 2013-1, Class A3, 0.880%, 10/16/17	250,374
525,000	Fifth Third Auto Trust, Series 2014-2, Class A3, 0.890%, 11/15/18	523,767
139,382	First Franklin Mortgage Loan Trust, Series 2005-FF5, Class M1, 0.845%, 3/25/35(b)	139,031
130,488	Ford Credit Auto Owner Trust, Series 2011-A, Class A4, 1.650%, 5/15/16	130,603
450,000	Ford Credit Auto Owner Trust, Series 2011-B, Class B, 2.270%, 1/15/17	455,031
56,394	Honda Auto Receivables Owner Trust, Series 2013-3, Class A2, 0.540%, 1/15/16	56,396
680,000	Honda Auto Receivables Owner Trust, Series 2013-4, Class A3, 0.690%, 9/18/17	679,489
400,000	Hyundai Auto Receivables Trust, Series 2012-C, Class B, 1.060%, 6/15/18	398,981
90,865	M&T Bank Auto Receivables Trust, Series 2013-1A, Class A2, 0.660%, 2/16/16(a)	90,866
92,193	Mastr Asset Backed Securities Trust, Series 2006-NC1, Class A3, 0.360%, 1/25/36(b)	90,887
106,598	Option One Mortgage Loan Trust, Asset-Backed Certificates, Series 2005-4, Class A3, 0.430%, 11/25/35(b)	105,167
131,174	Park Place Securities, Inc. Pass Through Certificates, Series 2005-WHQ1, Class M2, 0.670%, 3/25/35(b)	130,186
318,259	Santander Drive Auto Receivables Trust, Series 2012-6, Class B, 1.330%, 5/15/17	318,863
250,000	Santander Drive Auto Receivables Trust, Series 2014-1, Class B, 1.590%, 10/15/18	250,530
370,000	Santander Drive Auto Receivables Trust, Series 2013-1, Class B, 1.160%, 1/15/19	371,074

Principal Amount		Fair Value
ASSET BACKED SECURITIES — (continued)
$256,125	Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-OPT1, Class A4, 0.330%, 4/25/36(b)	$254,853

	Total Asset Backed Securities (Cost $8,961,796)	8,957,621

COLLATERALIZED MORTGAGE OBLIGATIONS — 0.5%
132,052	Fannie Mae, Series 2009-114, Class AC, 2.500%, 12/25/23	134,196
144,109	Morgan Stanley Mortgage Loan Trust, Series 2005-5AR, Class 1A3, 0.440%, 9/25/35(b)	143,274

	Total Collateralized Mortgage Obligations (Cost $277,192)	277,470

COMMERCIAL MORTGAGE-BACKED SECURITIES — 19.2%
35,000	Banc of America Commercial Mortgage Trust, Series 2006-2, Class A4, 5.729%, 5/10/45(b)	36,442
540,000	Banc of America Commercial Mortgage Trust, Series 2006-4, Class AM, 5.675%, 7/1/46	575,154
316,000	Banc of America Commercial Mortgage Trust, Series 2006-5, Class A4, 5.414%, 9/10/47	330,568
94,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-1, Class AJ, 5.283%, 11/10/42(b)	93,974
345,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-2, Class AJ, 4.953%, 7/10/43(b)	348,692
160,000	Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PWR9, Class A4B, 4.943%, 9/11/42	163,232
500,000	CD Commercial Mortgage Trust, Series 2005-CD1, Class AM, 5.226%, 7/15/44(b)	513,293
260,000	CD Mortgage Trust, Series 2006-CD2, Class A4, 5.299%, 1/15/46(b)	267,336
400,000	COMM Mortgage Trust, Series 2006-C8, Class AM, 5.347%, 12/1/46	428,140
450,000	Commercial Mortgage Trust, Series 2005-GG5, Class AM, 5.277%, 4/10/37(b)	459,811
600,000	Commercial Mortgage Trust, Series 2007-GG9, Class A4, 5.444%, 3/10/39	640,007
268,328	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C1, Class AJ, 5.075%, 2/15/38(b)	268,255
300,000	Extended Stay America Trust, Series 2013-ESFL, Class A2FL, 0.871%, 12/5/31(a)(b)	298,720
240,000	GE Capital Commercial Mortgage, Series 2005-C2, Class AJ, 5.061%, 5/10/43(b)	242,549
300,000	GMAC Commercial Mortgage Securities, Inc., Series 2005-C1, Class AM, 4.754%, 5/10/43 .	302,031
500,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-JWRZ, Class A, 0.941%, 4/15/30(a)(b)	499,571
538,326	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-CB15, Class A4, 5.814%, 6/12/43(b)	564,343
500,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-LDP5, Class AM, 5.278%, 12/15/44(b)	515,989

Continued

Sterling Capital Ultra Short Bond Fund
Schedule of Portfolio Investments — (continued) December 31, 2014 (Unaudited)

Principal Amount		Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (continued)
$500,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-CB16, Class AM, 5.593%, 5/12/45	$531,143
192,644	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-CB18, Class A4, 5.440%, 6/12/47	204,833
470,792	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LDPX, Class A3, 5.420%, 1/15/49	502,607
7,779	LB-UBS Commercial Mortgage Trust, Series 2004-C1, Class A4, 4.568%, 1/15/31	7,889
185,000	Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class AM, 4.805%, 6/12/43(b)	187,672
500,000	Merrill Lynch Mortgage Trust, Series 2005-LC1, Class AM, 5.307%, 1/12/44(b)	517,719
650,000	Morgan Stanley Capital I Trust, Series 2006-T23, Class A4, 5.809%, 8/12/41(b)	681,957
445,000	Morgan Stanley Capital I Trust, Series 2005-HQ7, Class AM, 5.206%, 11/14/42(b)	457,068
275,000	Morgan Stanley Capital I Trust, Series 2006-HQ8, Class AM, 5.461%, 3/12/44(b)	286,098
500,000	Morgan Stanley Capital I Trust, Series 2006-HQ9, Class AM, 5.773%, 7/12/44(b)	529,481
586,000	Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class AMFX, 5.179%, 7/15/42(b)	598,379
465,097	Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A4, 5.572%, 10/15/48	491,541

	Total Commercial Mortgage-Backed Securities (Cost $11,807,370)	11,544,494

CORPORATE BONDS — 59.4%
	Consumer Discretionary — 2.6%
200,000	D.R. Horton, Inc., 6.500%, 4/15/16	211,000
300,000	Daimler Finance North America, LLC, 3.000%, 3/28/16(a)	307,377
240,000	DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc., 3.500%, 3/1/16	246,260
250,000	ERAC USA Finance, LLC, 5.600%, 5/1/15(a)	253,927
250,000	General Motors Financial Co., Inc., 2.750%, 5/15/16	254,063
260,000	Viacom, Inc., 1.250%, 2/27/15	260,231

		1,532,858

	Consumer Staples — 1.8%
500,000	Dr Pepper Snapple Group, Inc., 2.900%, 1/15/16	510,076
250,000	Lorillard Tobacco Co., 3.500%, 8/4/16	257,367
310,000	SABMiller Holdings, Inc., 1.850%, 1/15/15(a)	310,120

		1,077,563

	Energy — 3.6%
500,000	BP Capital Markets PLC, 3.200%, 3/11/16	513,478
265,000	El Paso Pipeline Partners Operating Co, LLC, 4.100%, 11/15/15	271,143
431,000	Enterprise Products Operating, LLC, 1.250%, 8/13/15	432,139
360,000	Petrobras International Finance Co., 2.875%, 2/6/15	358,520

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Energy — (continued)
$600,000	Williams Partners LP, 3.800%, 2/15/15	$601,714

		2,176,994

	Financials — 36.3%
450,000	ABN AMRO Bank NV, 1.033%, 10/28/16(a)(b)	453,213
336,000	ACE INA Holdings, Inc., 5.600%, 5/15/15	341,729
300,000	Aegon NV, 4.625%, 12/1/15	310,401
275,000	Ally Financial, Inc., 4.625%, 6/26/15	277,063
500,000	American Express Credit Corp., MTN, 2.750%, 9/15/15	507,714
488,000	American International Group, Inc., 5.050%, 10/1/15	502,808
320,000	Associated Banc-Corp, 5.125%, 3/28/16	334,063
500,000	Bank of New York Mellon Corp. (The), MTN, 2.500%, 1/15/16	509,525
450,000	Bank of Tokyo-Mitsubishi UFJ, Ltd. (The), 1.000%, 2/26/16(a)	450,081
300,000	BNP Paribas SA, 3.250%, 3/11/15	301,601
549,000	Capital One Financial Corp., 2.150%, 3/23/15	550,634
425,000	Citigroup, Inc., 5.850%, 8/2/16	454,741
350,000	CNA Financial Corp., 6.500%, 8/15/16	378,572
695,000	Countrywide Financial Corp., 6.250%, 5/15/16	737,633
373,000	DDR Corp., REIT, 9.625%, 3/15/16	409,463
225,000	Duke Realty LP, REIT, 7.375%, 2/15/15	226,631
250,000	Eksportfinans ASA, 2.375%, 5/25/16	250,585
263,000	Endurance Specialty Holdings, Ltd., 6.150%, 10/15/15	272,583
375,000	ERP Operating LP, REIT, 5.125%, 3/15/16	393,079
185,000	Fifth Third Bancorp, 0.667%, 12/20/16(b)	183,522
200,000	Fifth Third Bank, BKNT, 4.750%, 2/1/15	200,641
375,000	Ford Motor Credit Co., LLC, 7.000%, 4/15/15	381,453
500,000	General Electric Capital Corp., 2.250%, 11/9/15	506,860
575,000	Goldman Sachs Group, Inc. (The), 3.300%, 5/3/15	579,668
320,000	HCP, Inc., REIT, 3.750%, 2/1/16	328,878
350,000	Health Care REIT, Inc., 6.200%, 6/1/16	374,345
142,000	HSBC Finance Corp., 5.000%, 6/30/15	144,865
190,000	HSBC Finance Corp., 5.500%, 1/19/16	198,646
370,000	Huntington National Bank (The), BKNT, 1.300%, 11/20/16	368,473
315,000	Hyundai Capital Services, Inc., 6.000%, 5/5/15(a)	320,259
410,000	ING Bank NV, 2.000%, 9/25/15(a)	413,201
285,000	International Lease Finance Corp., 4.875%, 4/1/15	287,066
340,000	Jefferies Group, LLC, 3.875%, 11/9/15	347,185
540,000	JPMorgan Chase & Co., 5.150%, 10/1/15	555,015
240,000	Kemper Corp., 6.000%, 11/30/15	250,187
211,000	KeyBank NA, BKNT, 4.950%, 9/15/15	217,009
305,000	Kilroy Realty LP, REIT, 5.000%, 11/3/15	314,392
450,000	Kimco Realty Corp., REIT, MTN, 5.783%, 3/15/16	473,914
250,000	Lloyds Bank PLC, MTN, 4.375%, 1/12/15(a)	250,177
300,000	Macquarie Group, Ltd., 1.233%, 1/31/17(a)(b)	302,826
400,000	Manulife Financial Corp., 3.400%, 9/17/15	407,203
500,000	Morgan Stanley, GMTN, 4.000%, 7/24/15	509,411
305,000	MUFG Union Bank NA, BKNT, 5.950%, 5/11/16	323,513
255,000	National Retail Properties, Inc., REIT, 6.150%, 12/15/15	266,856

Continued

Sterling Capital Ultra Short Bond Fund
Schedule of Portfolio Investments — (continued) December 31, 2014 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Financials — (continued)
$425,000	PNC Funding Corp., 2.700%, 9/19/16	$436,457
350,000	Raymond James Financial, Inc., 4.250%, 4/15/16	362,882
228,000	Realty Income Corp., REIT, 5.500%, 11/15/15	236,688
300,000	Regions Financial Corp., 5.750%, 6/15/15	306,231
300,000	Reinsurance Group of America, Inc., 5.625%, 3/15/17	324,418
350,000	Royal Bank of Scotland Group PLC, 2.550%, 9/18/15	353,504
285,000	Senior Housing Properties Trust, REIT, 4.300%, 1/15/16	290,949
500,000	Societe Generale SA, 3.100%, 9/14/15(a)	507,539
425,000	Sumitomo Mitsui Banking Corp., 0.900%, 1/18/16	424,623
365,000	SunTrust Banks, Inc., 3.600%, 4/15/16	376,460
275,000	Symetra Financial Corp., 6.125%, 4/1/16(a)	288,511
400,000	UBS AG, 7.000%, 10/15/15	418,816
116,000	US Bancorp, 3.442%, 2/1/16	118,769
500,000	Ventas Realty LP/Ventas Capital Corp., REIT, 3.125%, 11/30/15	510,103
575,000	Wells Fargo & Co., 1.250%, 7/20/16	576,907
125,000	WR Berkley Corp., 5.600%, 5/15/15	127,187

		21,827,728

	Health Care — 2.2%
400,000	AbbVie, Inc., 1.200%, 11/6/15	401,176
300,000	Boston Scientific Corp., 6.400%, 6/15/16	320,996
290,000	HCA, Inc., 6.375%, 1/15/15	290,000
325,000	Medco Health Solutions, Inc., 2.750%, 9/15/15	329,266

		1,341,438

	Industrials — 3.6%
300,000	CNH Industrial Capital, LLC, 3.875%, 11/1/15	301,500
400,000	GATX Corp., 4.750%, 5/15/15	405,732
165,000	Norfolk Southern Corp., 5.750%, 1/15/16	172,912
390,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 3.125%, 5/11/15(a)	393,159
200,000	Textron, Inc., 6.200%, 3/15/15	202,001
365,000	Tyco Electronics Group SA, 1.600%, 2/3/15	365,008
330,000	Waste Management, Inc., 6.375%, 3/11/15	333,399

		2,173,711

	Materials — 3.1%
430,000	Dow Chemical Co. (The), 2.500%, 2/15/16	437,414
350,000	Ecolab, Inc., 3.000%, 12/8/16	361,383
360,000	Glencore Finance Canada, Ltd., 2.050%, 10/23/15(a)	362,342
325,000	Rio Tinto Alcan, Inc., 5.000%, 6/1/15	330,718
325,000	Vale Overseas, Ltd., 6.250%, 1/11/16	337,870

		1,829,727

	Telecommunication Services — 2.2%
400,000	America Movil SAB de CV, 3.625%, 3/30/15	402,268
250,000	British Telecommunications PLC, 2.000%, 6/22/15	251,514
275,000	Telefonica Emisiones SAU, 3.729%, 4/27/15	277,424
391,000	Verizon Communications, Inc., 2.500%, 9/15/16	399,670

		1,330,876

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Utilities — 4.0%
$250,000	Appalachian Power Co., Series S, 3.400%, 5/24/15	$252,472
375,000	Dominion Gas Holdings, LLC, 1.050%, 11/1/16	374,298
200,000	Duke Energy Florida, Inc., 0.650%, 11/15/15	200,261
404,000	Progress Energy, Inc., 5.625%, 1/15/16	423,299
340,000	PSEG Power, LLC, 5.500%, 12/1/15	354,055
400,000	Sempra Energy, 6.500%, 6/1/16	429,548
365,000	Southern Power Co., Series D, 4.875%, 7/15/15 .	372,912

		2,406,845

	Total Corporate Bonds (Cost $35,759,532)	35,697,740

MUNICIPAL BONDS — 5.0%
	Arizona — 0.4%
250,000	Yavapai County Industrial Development Authority, Waste Management Inc. Project, Resource Recovery Improvements Revenue, Series A, 0.625%, 3/1/28(b)	250,067

	Arkansas — 0.4%
215,000	Fort Smith, AR, Sales & Use Tax, Public Improvements Revenue, 2.000%, 5/1/15	216,266

	Connecticut — 0.7%
450,000	West Haven, CT, Refunding Revenue, Series A, Taxable, G.O., 0.985%, 3/15/15	450,126

	Illinois — 0.8%
500,000	Illinois State, Pension Funding, G.O., Taxable, OID, 4.050%, 6/1/15	506,485

	Indiana — 0.2%
125,000	Indiana Finance Authority, National Collegiate Project, Refunding & Acquisition Revenue, Callable 5/1/15 @ 100, 5.000%, 5/1/25	126,987

	Minnesota — 0.2%
100,000	Minneapolis-St. Paul Metropolitan Airports Commission, Subordinate Refunding Revenue, Series C, 4.000%, 1/1/15	100,000

	New York — 0.2%
100,000	Metropolitan Transportation Authority, Transit Improvements Revenue, Series A2, 5.000%, 11/15/15	104,170

	South Carolina — 0.8%
500,000	Myrtle Beach, SC, Hospitality Fee Refunding Revenue, Series A, Taxable, 1.050%, 6/1/15	500,980

	Virginia — 1.3%
500,000	Amelia County Industrial Development Authority, Waste Management Project, Refunding Revenue, 0.625%, 4/1/27(b)	500,330
280,000	Virginia College Building Authority, 21st Century College & Equipment Improvements Revenue, 4.000%, 2/1/15	280,916

		781,246

	Total Municipal Bonds (Cost $3,034,520)	3,036,327

Continued

Sterling Capital Ultra Short Bond Fund
Schedule of Portfolio Investments — (continued) December 31, 2014 (Unaudited)

Shares		Fair Value
MONEY MARKET FUND — 0.3%
197,487	Federated Treasury Obligations Fund, Institutional Shares	$197,487

	Total Money Market Fund (Cost $197,487)	197,487

Total Investments — 99.3% (Cost $60,037,897)		59,711,139
Net Other Assets (Liabilities) — 0.7%		429,959

NET ASSETS — 100.0%		$60,141,098

(a)

Rule 144A, Section 4(2) or other security that is restricted as to resale to qualified institutional investors. The Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.

(b)

The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of December 31, 2014. The maturity date reflected is the final maturity date.

BKNT — Bank Note

G.O. — General Obligation

GMTN — Global Medium Term Note

MTN — Medium Term Note

OID — Original Issue Discount

REIT — Real Estate Investment Trust

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital Short Duration Bond Fund
Schedule of Portfolio Investments December 31, 2014 (Unaudited)

Principal Amount		Fair Value
ASSET BACKED SECURITIES — 7.6%
$900,000	AmeriCredit Automobile Receivables Trust, Series 2012-5, Class B, 1.120%, 11/8/17	$902,823
470,000	AmeriCredit Automobile Receivables Trust, Series 2012-1, Class C, 2.670%, 1/8/18	475,750
1,250,000	Avis Budget Rental Car Funding AESOP, LLC, Series 2012-3A, Class A, 2.100%, 3/20/19(a)	1,250,394
900,000	Enterprise Fleet Financing, LLC, Series 2014-2, Class A2, 1.050%, 3/20/20(a)	899,080
205,010	First Franklin Mortgage Loan Trust, Series 2005-FF5, Class M1, 0.845%, 3/25/35(b)	204,494
500,000	Ford Credit Auto Owner Trust, Series 2012-D, Class B, 1.010%, 5/15/18	496,842
350,000	Hertz Vehicle Financing, LLC, Series 2013-1A, Class A1, 1.120%, 8/25/17(a)	349,201
950,000	Hyundai Auto Receivables Trust, Series 2013-B, Class B, 1.450%, 2/15/19	947,752
135,217	Mastr Asset Backed Securities Trust, Series 2006-NC1, Class A3, 0.360%, 1/25/36(b)	133,301
170,191	Nomura Home Equity Loan, Inc., Home Equity Loan Trust, Series 2006-HE1, Class A3, 0.380%, 2/25/36(b)	169,722
97,768	Option One Mortgage Loan Trust, Asset-Backed Certificates, Series 2005-4, Class A3, 0.430%, 11/25/35(b)	96,456
287,737	Park Place Securities, Inc. Pass Through Certificates, Series 2005-WHQ1, Class M2, 0.670%, 3/25/35(b)	285,569
700,000	Santander Drive Auto Receivables Trust, Series 2014-1, Class B, 1.590%, 10/15/18	701,483

	Total Asset Backed Securities (Cost $6,933,889)	6,912,867

COLLATERALIZED MORTGAGE OBLIGATIONS — 2.1%
175,278	Countrywide Alternative Loan Trust, Series 2004-22CB, Class 1A1, 6.000%, 10/25/34	185,775
188,166	Countrywide Home Loan Mortgage Pass Through Trust, Series 2003-J7, Class 1A3, 5.250%, 8/25/33	191,822
244,397	Fannie Mae, Series 2003-66, Class PA, 3.500%, 2/25/33	252,434
87,148	Fannie Mae, Series 2005-67, Class HG, 5.500%, 1/25/35	92,886
191,179	Freddie Mac, Series 2770, Class UE, 4.500%, 3/15/19	200,363
43,571	Freddie Mac, Series 3414, Class A, 4.500%, 7/15/22	43,696
573	Freddie Mac, Series 3591, Class A, 4.000%, 1/15/23	573
735,000	Ginnie Mae, Series 2013-165, Class PB, 3.000%, 3/20/41	761,206
114,923	PHHMC Trust, Series 2007-6, Class A1, 5.491%, 12/18/37(b)	115,421
94,088	Wells Fargo Mortgage Backed Securities Trust, Series 2007-16, Class 1A1, 6.000%, 12/28/37	97,025

	Total Collateralized Mortgage Obligations (Cost $1,927,303)	1,941,201

Principal Amount		Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — 19.6%
$563,722	Banc of America Commercial Mortgage Trust, Series 2006-3, Class A4, 5.889%, 7/10/44(b)	$593,312
475,000	Banc of America Commercial Mortgage Trust, Series 2006-5, Class A4, 5.414%, 9/10/47	496,898
250,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-1, Class AJ, 5.283%, 11/10/42(b)	249,932
200,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-3, Class AM, 4.727%, 7/10/43	202,522
600,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-2, Class AJ, 4.953%, 7/10/43(b)	606,421
673,010	BCAP, LLC Trust, Series 2013-RR4, Class A4A2, 2.000%, 2/13/51(a)	660,473
500,000	Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PWR9, Class A4B, 4.943%, 9/11/42	510,100
740,000	Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW18, Class A4, 5.700%, 6/11/50	804,346
350,000	CD Commercial Mortgage Trust, Series 2005-CD1, Class AM, 5.226%, 7/15/44(b)	359,305
475,000	CD Commercial Mortgage Trust, Series 2007-CD4, Class A4, 5.322%, 12/11/49	502,912
416,013	Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A3, 5.771%, 3/15/49(b)	434,821
100,000	Citigroup Commercial Mortgage Trust, Series 2007-C6, Class A4, 5.710%, 12/1/49(b)	108,439
155,000	COMM Mortgage Trust, Series 2006-C8, Class AM, 5.347%, 12/1/46	165,904
615,000	COMM Mortgage Trust, Series 2007-C9, Class A4, 5.796%, 12/10/49(b)	671,734
396,000	Commercial Mortgage Trust, Series 2005-GG5, Class AM, 5.277%, 4/10/37(b)	404,634
635,000	Commercial Mortgage Trust, Series 2007-GG9, Class A4, 5.444%, 3/10/39	677,341
541,143	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C1, Class AJ, 5.075%, 2/15/38(b)	540,997
500,000	Extended Stay America Trust, Series 2013-ESFL, Class A2FL, 0.871%, 12/5/31(a)(b)	497,866
360,000	GE Capital Commercial Mortgage, Series 2005-C2, Class AJ, 5.061%, 5/10/43(b)	363,824
320,000	GMAC Commercial Mortgage Securities, Inc., Series 2005-C1, Class AM, 4.754%, 5/10/43	322,166
395,571	GMAC Commercial Mortgage Securities, Inc., Series 2006-C1, Class A4, 5.238%, 11/10/45(b)	402,571
300,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-JWRZ, Class A, 0.941%, 4/15/30(a)(b)	299,742
600,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-LDP2, Class AM, 4.780%, 7/15/42	604,676
500,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-LDP5, Class AM, 5.278%, 12/15/44(b)	515,989

Continued

Sterling Capital Short Duration Bond Fund
Schedule of Portfolio Investments — (continued) December 31, 2014 (Unaudited)

Principal Amount		Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (continued)
$420,960	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-CB16, Class A4, 5.552%, 5/12/45	$439,832
600,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-CB16, Class AM, 5.593%, 5/12/45	637,372
216,725	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-CB18, Class A4, 5.440%, 6/12/47	230,437
174,193	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LDPX, Class A3, 5.420%, 1/15/49	185,965
411,689	LB-UBS Commercial Mortgage Trust, Series 2006-C3, Class A4, 5.661%, 3/15/39(b)	427,608
500,000	Merrill Lynch Mortgage Trust, Series 2005-MKB2, Class AJ, 5.263%, 9/12/42(b)	502,494
500,000	Merrill Lynch Mortgage Trust, Series 2005-LC1, Class AM, 5.307%, 1/12/44(b)	517,719
765,000	Morgan Stanley Capital I Trust, Series 2006-T23, Class A4, 5.809%, 8/12/41(b)	802,611
530,000	Morgan Stanley Capital I Trust, Series 2006-HQ10, Class AM, 5.360%, 11/1/41	563,944
710,269	Morgan Stanley Capital I Trust, Series 2008-T29, Class A4, 6.278%, 1/11/43(b)	792,243
394,000	Morgan Stanley Capital I Trust, Series 2006-HQ9, Class AM, 5.773%, 7/12/44(b)	417,231
638,000	Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class AMFX, 5.179%, 7/15/42(b)	651,478
333,684	Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class A3, 5.765%, 7/15/45(b)	349,493
324,691	Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A4, 5.572%, 10/15/48	343,151

	Total Commercial Mortgage-Backed Securities (Cost $18,553,565)	17,858,503

CORPORATE BONDS — 63.6%
	Consumer Discretionary — 5.5%
370,000	Daimler Finance North America, LLC, 2.625%, 9/15/16(a)	379,041
400,000	ERAC USA Finance, LLC, 6.375%, 10/15/17(a)	449,121
500,000	Ford Motor Credit Co., LLC, 6.625%, 8/15/17	557,379
385,000	General Motors Financial Co., Inc., 2.750%, 5/15/16	391,256
200,000	Hyundai Capital America, 1.875%, 8/9/16(a)	201,385
395,000	Hyundai Capital America, 1.450%, 2/6/17(a)	393,516
350,000	Levi Strauss & Co., 7.625%, 5/15/20	367,500
500,000	Lowe’s Cos., Inc., 6.100%, 9/15/17	560,743
270,000	Royal Caribbean Cruises, Ltd., 11.875%, 7/15/15	283,500
550,000	Time Warner Cable, Inc., 5.850%, 5/1/17	600,352
525,000	Volkswagen Group of America Finance, LLC, 1.250%, 5/23/17(a)	522,417
355,000	Whirlpool Corp., 1.350%, 3/1/17	353,928

		5,060,138

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Consumer Staples — 1.8%
$500,000	Anheuser-Busch InBev Finance, Inc., 1.250%, 1/17/18	$494,619
480,000	CVS Caremark Corp., 1.200%, 12/5/16	481,327
425,000	Lorillard Tobacco Co., 3.500%, 8/4/16	437,523
205,000	Walgreens Boots Alliance, Inc., 1.750%, 11/17/17	205,508

		1,618,977

	Energy — 8.2%
410,000	BP Capital Markets PLC, 2.248%, 11/1/16	417,914
295,000	Chesapeake Energy Corp., 3.481%, 4/15/19(b)	289,100
390,000	CNOOC Finance 2013, Ltd., 1.125%, 5/9/16	388,618
500,000	Enbridge Energy Partners LP, Series B, 6.500%, 4/15/18	566,319
560,000	Energy Transfer Partners LP, 6.125%, 2/15/17	606,464
570,000	FMC Technologies, Inc., 2.000%, 10/1/17	565,918
530,000	Kinder Morgan, Inc., 7.000%, 6/15/17	584,325
350,000	Kodiak Oil & Gas Corp., 8.125%, 12/1/19	356,125
375,000	Magellan Midstream Partners LP, 5.650%, 10/15/16	403,127
450,000	Phillips 66, 2.950%, 5/1/17	464,752
380,000	Pioneer Natural Resources Co., 6.650%, 3/15/17	416,308
585,000	Plains All American Pipeline LP/PAA Finance Corp., 6.125%, 1/15/17	637,553
500,000	Southern Natural Gas Co., LLC, 5.900%, 4/1/17(a)	537,620
260,000	Spectra Energy Capital, LLC, 6.200%, 4/15/18	288,902
350,000	Total Capital International SA, 0.802%, 8/10/18(b)	351,869
300,000	Transcontinental Gas Pipe Line Co., LLC, 6.400%, 4/15/16	320,040
250,000	Williams Partners LP/Williams Partners Finance Corp., 7.250%, 2/1/17	275,555

		7,470,509

	Financials — 35.4%
475,000	ABN AMRO Bank NV, 4.250%, 2/2/17(a)	500,489
565,000	Aegon NV, 4.625%, 12/1/15	584,588
400,000	Aflac, Inc., 2.650%, 2/15/17	411,564
400,000	Ally Financial, Inc., 2.750%, 1/30/17	398,752
580,000	American Express Credit Corp., MTN, 1.125%, 6/5/17	578,174
410,000	American International Group, Inc., MTN, 5.450%, 5/18/17	447,350
500,000	American Tower Corp., REIT, 7.000%, 10/15/17	564,518
1,000,000	Bank of America Corp., 5.750%, 12/1/17	1,104,897
480,000	Bank of Tokyo-Mitsubishi UFJ, Ltd. (The), 0.846%, 9/9/16(a)(b)	481,756
540,000	BNP Paribas SA, MTN, 1.250%, 12/12/16	539,650
400,000	Caisse Centrale Desjardins, 1.550%, 9/12/17(a)	398,341
585,000	Capital One Bank USA NA, 1.300%, 6/5/17	579,967
380,000	Charles Schwab Corp., MTN (The), 6.375%, 9/1/17	427,347
350,000	CIT Group, Inc., 4.250%, 8/15/17	357,000
1,000,000	Citigroup, Inc., 1.932%, 5/15/18(b)	1,033,022
395,000	CNA Financial Corp., 6.500%, 8/15/16	427,246
315,000	Comerica Bank, BKNT, 5.750%, 11/21/16	341,108
600,000	Compass Bank, BKNT, 1.850%, 9/29/17	597,441

Continued

Sterling Capital Short Duration Bond Fund
Schedule of Portfolio Investments — (continued) December 31, 2014 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Financials — (continued)
$500,000	Cooperatieve Centrale Raiffeisen- Boerenleenbank BA, 3.375%, 1/19/17	$521,593
400,000	Credit Suisse, GMTN, 1.375%, 5/26/17	398,822
470,000	DDR Corp., REIT, 9.625%, 3/15/16	515,946
250,000	Endurance Specialty Holdings, Ltd., 6.150%, 10/15/15	259,109
250,000	Essex Portfolio LP, REIT, 5.500%, 3/15/17	270,735
422,000	Federal Realty Investment Trust, REIT, 6.200%, 1/15/17	461,603
250,000	Fifth Third Bancorp, 0.667%, 12/20/16(b)	248,003
325,000	Fifth Third Bank, BKNT, 1.150%, 11/18/16	324,377
948,000	General Electric Capital Corp., GMTN, 5.625%, 9/15/17	1,052,331
390,000	HCP, Inc., MTN, REIT, 6.300%, 9/15/16	422,127
325,000	Health Care REIT, Inc., 4.700%, 9/15/17	349,196
500,000	Healthcare Realty Trust, Inc., REIT, 6.500%, 1/17/17	546,007
454,000	Host Hotels & Resorts LP, REIT, 5.875%, 6/15/19	476,866
575,000	HSBC Bank USA NA, BKNT, 6.000%, 8/9/17	635,664
325,000	Huntington National Bank (The), 1.375%, 4/24/17	322,247
465,000	International Lease Finance Corp., 4.875%, 4/1/15	468,371
605,000	Jackson National Life Global Funding, 1.250%, 2/21/17(a)	601,889
360,000	Jefferies Group, LLC, 5.500%, 3/15/16	372,082
935,000	JPMorgan Chase Bank NA, BKNT, 6.000%, 10/1/17	1,037,742
425,000	Kemper Corp., 6.000%, 11/30/15	443,039
320,000	Kilroy Realty LP, REIT, 5.000%, 11/3/15	329,854
450,000	Kimco Realty Corp., REIT, MTN, 4.300%, 2/1/18	481,792
250,000	Lloyds Bank PLC, 4.875%, 1/21/16	260,061
305,000	Macquarie Bank, Ltd., 5.000%, 2/22/17(a)	325,314
340,000	Manufacturers & Traders Trust Co., BKNT, 1.250%, 1/30/17	339,233
880,000	Morgan Stanley, 4.750%, 3/22/17	937,370
280,000	MUFG Union Bank NA, BKNT, 3.000%, 6/6/16	287,455
1,000,000	Murray Street Investment Trust I, STEP, 4.647%, 3/9/17	1,055,397
500,000	National Retail Properties, Inc., REIT, 6.150%, 12/15/15	523,247
250,000	National Rural Utilities Cooperative Finance Corp., 1.100%, 1/27/17	249,160
330,000	Nordea Bank AB, 1.250%, 4/4/17(a)	328,322
355,000	PNC Funding Corp., 5.625%, 2/1/17	383,129
350,000	Principal Financial Group, Inc., 1.850%, 11/15/17	350,280
500,000	Prudential Financial, Inc., MTN, 3.000%, 5/12/16	512,350
570,000	Reinsurance Group of America, Inc., 5.625%, 3/15/17	616,393
500,000	Simon Property Group LP, REIT, 1.500%, 2/1/18(a)	496,830
350,000	Sirius International Group, Ltd., 6.375%, 3/20/17(a)	384,392
505,000	Standard Chartered Bank, 6.400%, 9/26/17(a)	563,356
600,000	Sumitomo Mitsui Banking Corp., GMTN, 1.350%, 7/11/17	594,401

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Financials — (continued)
$440,000	Symetra Financial Corp., 6.125%, 4/1/16(a)	$461,618
400,000	Toronto-Dominion Bank (The), MTN, Series 1, 0.783%, 4/30/18(b)	401,712
207,000	Transatlantic Holdings, Inc., 5.750%, 12/14/15.	214,615
400,000	Travelers Cos, Inc. (The), 6.250%, 6/20/16	430,558
350,000	UBS AG, MTN, 5.875%, 7/15/16	374,453
500,000	US Bank NA, 3.778%, 4/29/20(b)	504,488
250,000	Ventas Realty LP, REIT, 1.550%, 9/26/16	251,002
800,000	Wachovia Corp., 5.625%, 10/15/16	860,321
250,000	WEA Finance, LLC/Westfield UK & Europe Finance PLC, 1.750%, 9/15/17(a)	248,655

		32,266,717

	Health Care — 3.7%
500,000	Amgen, Inc., 1.250%, 5/22/17	496,055
200,000	Bayer U.S. Finance, LLC, 1.500%, 10/6/17(a)	200,128
440,000	DENTSPLY International, Inc., 2.750%, 8/15/16	449,612
670,000	Express Scripts Holding Co., 1.250%, 6/2/17	663,049
460,000	HCA, Inc., 6.375%, 1/15/15	460,000
330,000	Medtronic, Inc., 1.500%, 3/15/18(a)	328,423
250,000	Mylan, Inc., 7.875%, 7/15/20(a)	266,299
500,000	Zoetis, Inc., 1.150%, 2/1/16	499,554

		3,363,120

	Industrials — 2.6%
270,000	Bombardier, Inc., 4.250%, 1/15/16(a)	272,700
450,000	CNH Industrial Capital, LLC, 3.875%, 11/1/15	452,250
400,000	Dover Corp., 5.450%, 3/15/18	445,297
350,000	Equifax, Inc., 6.300%, 7/1/17	387,845
450,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 2.500%, 3/15/16(a)	456,193
350,000	Service Corp. International, 7.000%, 6/15/17	376,250

		2,390,535

	Information Technology — 0.4%
395,000	Altera Corp., 1.750%, 5/15/17	395,535

	Materials — 2.8%
338,000	ArcelorMittal, 4.250%, 8/5/15	343,070
250,000	Cemex SAB de CV, 9.500%, 6/15/18(a)	272,500
415,000	FMG Resources August 2006 Pty, Ltd., 6.000%, 4/1/17(a)	396,844
545,000	Glencore Finance Canada, Ltd., 2.700%, 10/25/17(a)	551,380
484,000	PetroLogistics LP/PetroLogistics Finance Corp., 6.250%, 4/1/20	521,510
450,000	Vale Overseas, Ltd., 6.250%, 1/11/16	467,820

		2,553,124

	Telecommunication Services — 2.3%
330,000	America Movil SAB de CV, 2.375%, 9/8/16	334,528
375,000	America Movil SAB de CV, 1.241%, 9/12/16(b)	377,682
400,000	GTP Acquisition Partners I, LLC, 7.628%, 6/15/16(a)	418,683
285,000	Level 3 Financing, Inc., 9.375%, 4/1/19	300,675
610,000	Verizon Communications, Inc., 1.771%, 9/15/16(b)	621,059

		2,052,627

	Utilities — 0.9%
450,000	Duke Energy Corp., 2.150%, 11/15/16	458,311

Continued

Sterling Capital Short Duration Bond Fund
Schedule of Portfolio Investments — (continued) December 31, 2014 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Utilities — (continued)
$400,000	Electricite de France SA, 1.150%, 1/20/17(a)	$399,751

		858,062

	Total Corporate Bonds (Cost $58,272,456)	58,029,344

FOREIGN GOVERNMENT BOND — 0.5%
	Columbia — 0.5%
400,000	Colombia Government International Bond, 7.375%, 1/27/17	443,000

	Total Foreign Government Bond (Cost $448,004)	443,000

MORTGAGE-BACKED SECURITIES — 0.0%
	Fannie Mae — 0.0%
29,903	6.500%, 4/1/16, Pool #253706	30,573

	Total Mortgage-Backed Securities (Cost $29,923)	30,573

MUNICIPAL BONDS — 3.4%
	Arizona — 0.6%
500,000	Arizona School Facilities Board, Refunding Certificate of Participation, Taxable, Series A-1, 1.474%, 9/1/17	502,825

	Hawaii — 0.5%
445,000	Hawaii State Highway Revenue, Refunding, Taxable, Series C, 1.600%, 1/1/18	444,350

	Illinois — 0.3%
250,000	Chicago, IL, Midway International Airport Refunding Revenue, Taxable, Series C, 1.320%, 1/1/16	252,017

	Maine — 0.3%
250,000	Maine Municipal Bond Bank, Miscellaneous Purpose Revenue, Taxable, 1.708%, 6/1/16	253,498

	New Jersey — 0.3%
320,000	New Jersey Economic Development Authority, School Facilities Construction Refunding Revenue, Series 00, 1.059%, 3/1/16	319,885

	South Carolina — 0.5%
500,000	South Carolina State Public Service Authority, Libor Index Refunding Revenue, Taxable, Series D, Callable 12/1/15 @ 100, 1.270%, 6/1/16(b)	501,390

	Virginia — 0.5%
230,000	City of Danville, VA, Refunding G.O., Series B, Taxable (Assured Guaranty, State Aid Withholding), 4.550%, 3/1/15	231,605

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	Virginia — (continued)
$ 200,000	City of Danville, VA, Refunding G.O., Series B, Taxable (Assured Guaranty, State Aid Withholding), 4.550%, 3/1/15	$201,438

		433,043

	Washington — 0.4%
390,000	Providence Health & Services Obligated Group Revenue, Taxable, 1.205%, 10/1/17(b)	392,761

	Total Municipal Bonds (Cost $3,085,000)	3,099,769

U.S. TREASURY NOTE — 2.9%
2,650,000	0.750%, 2/28/18	2,613,563

	Total U.S. Treasury Note (Cost $2,612,667)	2,613,563

Shares
MONEY MARKET FUND — 1.3%
1,212,382	Federated Treasury Obligations Fund, Institutional Shares	1,212,382

	Total Money Market Fund (Cost $1,212,382)	1,212,382

Total Investments — 101.0% (Cost $93,075,189)		92,141,202
Net Other Assets (Liabilities) — (1.0%)		(874,787)

NET ASSETS — 100.0%		$91,266,415

(a)

Rule 144A, Section 4(2) or other security that is restricted as to resale to qualified institutional investors. The Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.

(b)

The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of December 31, 2014. The maturity date reflected is the final maturity date.

BKNT — Bank Note

G.O. — General Obligation

GMTN — Global Medium Term Note

MTN — Medium Term Note

REIT — Real Estate Investment Trust

STEP — Step Coupon Bond

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital Intermediate U.S. Government Fund
Schedule of Portfolio Investments December 31, 2014 (Unaudited)

Principal Amount		Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS — 7.5%
$1,158,215	Fannie Mae, Series 2010-129, Class NA, 3.500%, 3/25/25	$1,209,058
870,720	Freddie Mac, Series 3644, Class BA, 4.500%, 2/15/29	909,988
426,094	Ginnie Mae, Series 1999-17, Class F, 0.461%, 5/16/29(a)	427,391

	Total Collateralized Mortgage Obligations (Cost $2,505,389)	2,546,437

CORPORATE BONDS — 8.9%
	Financials — 8.9%
500,000	Barclays Bank PLC, 3.900%, 4/7/15	504,272
500,000	General Electric Capital Corp., MTN, 3.500%, 6/29/15	507,299
500,000	JPMorgan Chase & Co., GMTN, 1.100%, 10/15/15	500,899
1,000,000	MBNA Corp., 5.000%, 6/15/15	1,019,271
500,000	Morgan Stanley, 2.125%, 4/25/18	500,290

	Total Corporate Bonds (Cost $2,994,773)	3,032,031

MORTGAGE-BACKED SECURITIES — 16.3%
	Fannie Mae — 7.3%
1,859,044	3.584%, 9/1/20, Pool #FN0000	1,992,676
242,233	5.500%, 1/1/33, Pool #678321	272,108
213,848	6.000%, 7/1/37, Pool #938378	239,348

		2,504,132

	Freddie Mac — 8.0%
2,558,431	3.500%, 12/1/25, Pool #G14007	2,718,508

	Ginnie Mae — 1.0%
321,321	5.000%, 11/20/38, Pool #4283	342,766

	Total Mortgage-Backed Securities (Cost $5,188,491)	5,565,406

MUNICIPAL BONDS — 2.4%
	Illinois — 2.4%
810,000	Village of Rosemont, IL, Corporate Purpose, Refunding G.O., Taxable, Series B (AGM), 2.389%, 12/1/17	828,395

	Total Municipal Bonds (Cost $810,000)	828,395

U.S. GOVERNMENT AGENCIES — 40.3%
	Fannie Mae — 20.3%
300,000	1.250%, 12/27/19, STEP	300,368
1,000,000	1.250%, 10/16/24, STEP	1,001,593
250,000	1.000%, 8/16/27, STEP	250,060
2,000,000	6.250%, 5/15/29	2,786,506
1,700,000	7.125%, 1/15/30	2,591,048

		6,929,575

	Federal Farm Credit Bank — 12.3%
500,000	0.875%, 5/22/17	498,751

Principal Amount		Fair Value
U.S. GOVERNMENT AGENCIES — (continued)
	Federal Farm Credit Bank — (continued)
$3,000,000	4.670%, 2/27/18	$3,318,675
400,000	3.150%, 10/15/24	402,528

		4,219,954

	Federal Home Loan Bank — 2.5%
150,000	2.000%, 10/9/24, STEP	149,600
200,000	2.000%, 4/19/28, STEP	197,301
500,000	1.500%, 4/23/29, STEP	500,097

		846,998

	Freddie Mac — 5.2%
700,000	0.750%, 10/23/17, STEP	699,036
500,000	4.875%, 6/13/18	558,937
500,000	2.375%, 1/13/22	505,147

		1,763,120

	Total U.S. Government Agencies (Cost $13,212,863)	13,759,647

U.S. TREASURY NOTES — 18.2%
500,000	0.000%, 4/9/15	499,963
299,068	2.000%, 1/15/16(b)	303,484
1,000,000	3.000%, 8/31/16	1,040,625
1,000,000	3.000%, 2/28/17	1,047,969
1,750,000	1.875%, 9/30/17	1,790,878
1,013,290	0.125%, 4/15/19(b)	1,002,128
508,790	0.625%, 1/15/24(b)	510,976

	Total U.S. Treasury Notes (Cost $6,208,370)	6,196,023

Shares
MONEY MARKET FUND — 0.0%
13,921	Federated Treasury Obligations Fund, Institutional Shares	13,921

	Total Money Market Fund (Cost $13,921)	13,921

Total Investments — 93.6% (Cost $30,933,807)		31,941,860
Net Other Assets (Liabilities) — 6.4%		2,188,562

NET ASSETS — 100.0%		$34,130,422

(a)

The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of December 31, 2014. The maturity date reflected is the final maturity date.

(b)	Inflation protection security. Principal amount periodically adjusted for inflation.

AGM — Assured Guaranty Municipal Corp.

G.O. — General Obligation

GMTN — Global Medium Term Note

MTN — Medium Term Note

STEP — Step Coupon Bond

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital Total Return Bond Fund
Schedule of Portfolio Investments December 31, 2014 (Unaudited)

Principal Amount		Fair Value
ASSET BACKED SECURITIES — 10.9%
$4,646,000	Ally Auto Receivables Trust, Series 2013-2, Class A4, 1.240%, 11/15/18	$4,630,533
3,000,000	Americredit Automobile Receivables Trust, Series 2014-4, Class B, 1.870%, 12/9/19	2,992,638
1,183,237	Argent Securities, Inc. Pass Through Certificates, Series 2005-W3, Class A2D, 0.510%, 11/25/35(a)	1,136,686
3,330,000	Avis Budget Rental Car Funding AESOP, LLC, Series 2014-1A, Class A, 2.460%, 7/20/20(b)	3,340,386
9,154,000	Avis Budget Rental Car Funding AESOP, LLC, Series 2014-2A, Class A, 2.500%, 2/20/21(b)	9,153,524
1,018,000	CarMax Auto Owner Trust, Series 2013-2, Class A4, 0.840%, 11/15/18	1,009,295
3,688,000	CarMax Auto Owner Trust, Series 2014-2, Class A3, 0.980%, 1/15/19	3,676,800
5,278,000	Chase Issuance Trust, Series 2014-A2, Class A2, 2.770%, 3/15/23	5,368,919
6,100,000	Citibank Credit Card Issuance Trust, Series 2014-A1, Class A1, 2.880%, 1/23/23	6,255,434
418,661	Credit-Based Asset Servicing and Securitization, LLC, Series 2005-CB5, Class AF2, STEP, 4.255%, 8/25/35	421,844
5,210,000	Discover Card Execution Note Trust, Series 2014-A4, Class A4, 2.120%, 12/15/21	5,221,613
6,034,000	Ford Credit Auto Owner Trust 2014-REV2, Series 2014-2, Class A, 2.310%, 4/15/26(b)	6,049,544
2,153,942	Long Beach Mortgage Loan Trust, Series 2006-WL2, Class 2A3, 0.370%, 1/25/36(a)	2,089,731
1,425,130	New Century Home Equity Loan Trust, Series 2003-4, Class M1, 1.295%, 10/25/33(a)	1,369,963
719,344	Park Place Securities, Inc. Pass Through Certificates, Series 2005-WHQ1, Class M2, 0.670%, 3/25/35(a)	713,921
2,680,000	RAMP Trust, Series 2005-RZ4, Class M2, 0.670%, 11/25/35(a)	2,300,386
2,500,000	Santander Drive Auto Receivables Trust, Series 2014-5, Class B, 1.760%, 9/16/19	2,493,050
1,245,000	SBA Tower Trust, Series 2014-1A, Class C, STEP, 2.898%, 10/15/44(b)	1,248,264
4,552,299	Securitized Asset Backed Receivables, LLC Trust, Series 2005-OP2, Class A2C, 0.490%, 10/25/35(a)	4,414,150
3,200,000	Volkswagen Auto Loan Enhanced Trust, Series 2014-1, Class A3, 0.910%, 10/22/18	3,185,395
3,294,000	World Omni Auto Receivables Trust, Series 2013-A, Class A3, 0.640%, 4/16/18	3,291,921
1,325,000	World Omni Auto Receivables Trust, Series 2014-A, Class A3, 0.940%, 4/15/19	1,322,649

	Total Asset Backed Securities (Cost $71,559,634)	71,686,646

COLLATERALIZED MORTGAGE OBLIGATIONS — 9.7%
734,057	Adjustable Rate Mortgage Trust, Series 2004-5, Class 4A1, 4.762%, 4/25/35(a)	720,561
889,168	Banc of America Alternative Loan Trust, Series 2004-10, Class 1CB1, 6.000%, 11/25/34	924,320
1,480,538	Banc of America Funding Trust, Series 2006-2, Class 3A1, 6.000%, 3/25/36	1,484,587
241,809	Banc of America Mortgage Trust, Series 2005-3, Class 1A24, 5.500%, 4/25/35	245,571

Principal Amount		Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS — (continued)
$210,783	Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM2, Class 3CB2, 6.500%, 8/25/19	$221,972
999,083	Countrywide Alternative Loan Trust, Series 2004-22CB, Class 1A1, 6.000%, 10/25/34	1,058,920
210,327	Countrywide Home Loan Mortgage Pass Through Trust, Series 2003-J7, Class 1A3, 5.250%, 8/25/33	214,414
297,542	Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-3, Class A4, 5.750%, 4/25/34	309,759
158,516	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-2, Class 4A1, 5.250%, 2/25/20	159,246
729,005	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-1, Class 2A1, 6.500%, 2/25/34	771,998
360,285	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-6, Class 2A3, 5.500%, 7/25/35	375,299
2,770,251	Fannie Mae, Series 2011-99, Class CV, 4.500%, 3/25/26	3,052,468
1,169,231	Fannie Mae, Series 2013-133, Class AV, 4.000%, 12/25/26	1,263,027
2,261,497	Fannie Mae, Series 2014-39, Class VP, 3.000%, 8/1/27	2,324,704
3,391,783	Fannie Mae, Series 2011-38, Class D, 4.500%, 5/25/41	3,718,409
6,610,000	FirstKey Mortgage Trust, Series 2014-1, Class A12, 3.500%, 11/1/44(b)	6,702,421
1,757,459	Freddie Mac, Series 3768, Class V, 4.000%, 11/15/23	1,891,287
3,235,102	Freddie Mac, Series 4387, Class VM, 4.000%, 11/1/25	3,492,687
2,201,174	Freddie Mac, Series 4287, Class V, 4.500%, 10/1/26	2,443,578
3,254,012	Freddie Mac, Series 4323, Class VA, 4.000%, 3/15/27	3,543,063
355,142	Freddie Mac, Series 4136, Class HZ, 3.500%, 11/15/27	372,635
3,153,441	Freddie Mac, Series 4331, Class V, 4.000%, 11/1/28	3,404,080
918,835	Freddie Mac, Series 3632, Class PK, 5.000%, 2/15/40	1,015,360
4,262,168	Freddie Mac, Series 4077, Class PJ, 3.500%, 11/15/40	4,487,952
2,396,406	Freddie Mac, Series 4328, Class KD, 3.000%, 8/15/43	2,461,325
1,158,092	Ginnie Mae, Series 2008-51, Class PG, 5.000%, 6/20/38	1,245,395
1,070,258	MASTR Alternative Loan Trust, Series 2003-5, Class 8A1, 5.500%, 6/25/33	1,104,072
931,694	MASTR Alternative Loan Trust, Series 2004-13, Class 3A1, 6.500%, 1/25/35	977,590
195,303	MASTR Asset Securitization Trust, Series 2003-4, Class 5A1, 5.500%, 5/25/33	200,863
410,528	MASTR Seasoned Securitization Trust, Series 2005-2, Class 1A1, 5.130%, 10/25/32	412,788
1,105,032	PHHMC Trust, Series 2007-6, Class A1, 5.491%, 12/18/37(a)	1,109,814
147,975	RAAC Trust, Series 2004-SP3, Class AI5, 4.890%, 12/25/32(a)	151,278

Continued

Sterling Capital Total Return Bond Fund
Schedule of Portfolio Investments — (continued) December 31, 2014 (Unaudited)

Principal Amount		Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS — (continued)
$1,292,497	RAAC Trust, Series 2004-SP1, Class AI3, STEP, 6.118%, 3/25/34	$1,330,445
1,104,714	RALI Trust, Series 2005-QR1, Class A, 6.000%, 10/25/34	1,154,407
611,141	Residential Asset Securitization Trust, Series 2004-IP2, Class 4A, 2.462%, 12/25/34(a)	607,028
1,823,144	Specialty Underwriting & Residential Finance Trust, Series 2004-AA1, Class 1A1, 5.000%, 10/25/34	1,841,875
1,394,169	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 4A1, 2.390%, 6/25/34(a)	1,402,218
542,413	Structured Asset Securities Corp. Trust, Series 2005-6, Class 5A2, 5.000%, 5/25/35	553,573
300,768	Structured Asset Securities Corp. Trust, Series 2005-6, Class 5A1, 5.000%, 5/25/35	306,057
195,231	Wells Fargo Mortgage Backed Securities Trust, Series 2007-3, Class 3A1, 5.500%, 4/25/22	200,932
1,196,356	Wells Fargo Mortgage Backed Securities Trust, Series 2004-BB, Class A2, 2.616%, 1/25/35(a)	1,187,183
548,419	Wells Fargo Mortgage Backed Securities Trust, Series 2005-4, Class A4, 5.000%, 4/25/35	565,295
2,472,619	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR16, Class 6A3, 2.605%, 10/25/35(a)	2,481,038
303,150	Wells Fargo Mortgage Backed Securities Trust, Series 2007-16, Class 1A1, 6.000%, 12/28/37	312,613

	Total Collateralized Mortgage Obligations (Cost $63,080,967)	63,804,107

COMMERCIAL MORTGAGE-BACKED SECURITIES — 17.0%
3,303,934	Banc of America Commercial Mortgage Trust, Series 2006-3, Class A4, 5.889%, 7/10/44(a)	3,477,361
1,710,000	Banc of America Commercial Mortgage Trust, Series 2006-4, Class AM, 5.675%, 7/1/46	1,821,321
4,000,000	Banc of America Commercial Mortgage Trust, Series 2006-5, Class A4, 5.414%, 9/10/47	4,184,404
89,291	Banc of America Commercial Mortgage Trust, Series 2007-2, Class A2, 5.622%, 4/10/49(a)	89,304
3,518,413	Banc of America Commercial Mortgage Trust, Series 2007-5, Class A4, 5.492%, 2/10/51	3,755,199
2,500,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-1, Class AJ, 5.283%, 11/10/42(a)	2,499,320
1,560,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-3, Class AM, 4.727%, 7/10/43	1,579,668
4,882,785	BCAP, LLC Trust, Series 2013-RR4, Class A4A2, 2.000%, 2/13/51(b)	4,791,829
2,500,000	Bear Stearns Commercial Mortgage Securities Trust, Series 2007-T28, Class AM, 5.835%, 9/1/42(a)	2,738,740
2,085,000	Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW18, Class A4, 5.700%, 6/11/50	2,266,299
2,838,000	CD Commercial Mortgage Trust, Series 2007-CD4, Class A4, 5.322%, 12/11/49	3,004,767

Principal Amount		Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (continued)
$1,175,000	Citigroup Commercial Mortgage Trust, Series 2007-C6, Class A4, 5.710%, 12/1/49(a)	$1,274,152
3,545,000	COMM Mortgage Trust, Series 2013-CR12, Class A4, 4.046%, 10/1/46	3,822,010
4,050,000	COMM Mortgage Trust, Series 2006-C8, Class AM, 5.347%, 12/1/46	4,334,913
1,208,000	COMM Mortgage Trust, Series 2014-LC17, Class A5, 3.917%, 10/10/47	1,289,377
1,344,000	COMM Mortgage Trust, Series 2014-CR20, Class A4, 3.590%, 11/1/47	1,397,881
2,545,000	COMM Mortgage Trust, Series 2007-C9, Class A4, 5.796%, 12/10/49(a)	2,779,779
1,500,000	Commercial Mortgage Loan Trust, Series 2008-LS1, Class ASM, 6.040%, 12/10/49(a)	1,630,329
3,845,000	Commercial Mortgage Trust, Series 2005-GG5, Class AM, 5.277%, 4/10/37(a)	3,928,829
1,293,963	Credit Suisse Commercial Mortgage Trust, Series 2007-C4, Class A4, 5.898%, 9/1/39(a)	1,391,283
2,537,900	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C1, Class AJ, 5.075%, 2/15/38(a)	2,537,212
2,770,000	FHLMC Multifamily Structured Pass Through Certificates, Series K034, Class A2, 3.531%, 7/1/23(a)	2,957,543
2,524,000	GS Mortgage Securities Trust, Series 2014-GC24, Class A5, 3.931%, 9/10/47	2,692,565
1,397,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C23, Class A5, 3.934%, 9/15/47	1,495,878
4,000,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2010-C1, Class B, 5.951%, 6/1/43(b)	4,430,772
2,704,232	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-CB16, Class A4, 5.552%, 5/12/45	2,825,465
2,350,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-CB16, Class AM, 5.593%, 5/12/45	2,496,374
2,250,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-C3, Class B, 5.013%, 2/15/46(a)(b)	2,496,544
1,991,217	LB-UBS Commercial Mortgage Trust, Series 2007-C1, Class A4, 5.424%, 2/15/40	2,132,299
810,000	LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class AM, 6.162%, 9/15/45(a)	901,329
500,000	Merrill Lynch Mortgage Trust, Series 2005-MKB2, Class AJ, 5.263%, 9/12/42(a)	502,494
3,463,720	Merrill Lynch Mortgage Trust, Series 2008-C1, Class A4, 5.690%, 2/12/51	3,768,825
660,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C18, Class A4, 3.923%, 10/15/47	703,847
4,280,737	Morgan Stanley Capital I Trust, Series 2008-T29, Class A4, 6.278%, 1/11/43(a)	4,774,790
2,390,000	Morgan Stanley Capital I Trust, Series 2006-HQ8, Class AM, 5.461%, 3/12/44(a)	2,486,451
3,500,000	Morgan Stanley Capital I Trust, Series 2011-C1, Class B, 5.251%, 9/1/47(a)(b)	3,991,865
4,482,000	Morgan Stanley Capital I Trust, Series 2007-IQ14, Class A5, 5.696%, 4/15/49(a)	4,847,090

Continued

Sterling Capital Total Return Bond Fund
Schedule of Portfolio Investments — (continued) December 31, 2014 (Unaudited)

Principal Amount		Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (continued)
$1,050,000	Wachovia Bank Commercial Mortgage Trust, Series 2004-C11, Class B, 5.306%, 1/15/41(a)	$1,049,177
748,291	Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A3, 5.246%, 12/15/43	763,397
1,951,936	Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class A3, 5.765%, 7/15/45(a)	2,044,413
2,155,243	Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A4, 5.572%, 10/15/48	2,277,784
2,000,000	WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class B, 5.174%, 2/15/44(a)(b)	2,221,266
3,716,000	WF-RBS Commercial Mortgage Trust, Series 2014-C22, Class A5, 3.752%, 9/15/57	3,916,575
1,008,000	WF-RBS Commercial Mortgage Trust, Series 2014-C23, Class A5, 3.917%, 10/15/57	1,076,220

	Total Commercial Mortgage-Backed Securities (Cost $113,200,497)	111,446,940

CORPORATE BONDS — 33.8%
	Consumer Discretionary — 3.6%
1,393,000	21st Century Fox America, Inc., 5.400%, 10/1/43	1,658,422
1,650,000	Comcast Corp., 4.200%, 8/15/34	1,725,316
1,300,000	ERAC USA Finance, LLC, 5.625%, 3/15/42(b)	1,517,675
1,306,000	Ford Motor Co., 7.450%, 7/16/31	1,773,019
1,624,000	General Motors Financial Co., Inc., 2.750%, 5/15/16	1,650,390
905,000	Grupo Televisa SAB, 6.000%, 5/15/18	1,005,238
1,633,000	Lear Corp., 5.375%, 3/15/24	1,669,743
1,400,000	Levi Strauss & Co., 7.625%, 5/15/20	1,470,000
1,015,000	Lowe’s Cos., Inc., 5.800%, 4/15/40	1,285,733
1,229,000	NBCUniversal Media, LLC, 5.950%, 4/1/41	1,580,390
1,300,000	Omnicom Group, Inc., 3.650%, 11/1/24	1,300,603
917,000	Royal Caribbean Cruises, Ltd., 11.875%, 7/15/15	962,850
1,660,000	Time Warner Cable, Inc., 4.000%, 9/1/21	1,766,725
1,115,000	Time Warner, Inc., 6.100%, 7/15/40	1,357,873
1,250,000	Toll Brothers Finance Corp., 6.750%, 11/1/19	1,400,000
1,250,000	Viacom, Inc., 5.850%, 9/1/43	1,390,089

		23,514,066

	Consumer Staples — 0.7%
1,240,000	Altria Group, Inc., 5.375%, 1/31/44	1,411,514
1,322,000	CVS Health Corp., 6.125%, 9/15/39	1,708,151
895,000	Lorillard Tobacco Co., 6.875%, 5/1/20	1,054,200
583,000	Walgreens Boots Alliance, Inc., 2.700%, 11/18/19	585,966

		4,759,831

	Energy — 5.4%
1,100,000	Access Midstream Partners LP/ACMP Finance Corp., 6.125%, 7/15/22	1,168,750
858,000	Access Midstream Partners LP/ACMP Finance Corp., 4.875%, 3/15/24	870,870
1,642,000	BP Capital Markets PLC, 1.375%, 11/6/17	1,624,102
1,200,000	Buckeye Partners LP, 4.150%, 7/1/23	1,169,494
1,500,000	Chesapeake Energy Corp., 3.481%, 4/15/19(a)	1,470,000

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Energy — (continued)
$1,475,000	CNOOC Nexen Finance, 4.250%, 4/30/24	$1,526,152
1,565,000	Continental Resources, Inc., 4.900%, 6/1/44	1,356,323
1,425,000	Enable Midstream Partners LP, 5.000%, 5/15/44(b)	1,342,323
725,000	Energy Transfer Partners LP, 9.000%, 4/15/19	889,813
1,330,000	EnLink Midstream Partners LP, 5.050%, 4/1/45	1,284,900
1,180,000	Enterprise Products Operating, LLC, 5.950%, 2/1/41	1,387,319
1,233,000	Freeport-McMoran Oil & Gas, LLC/FCX Oil & Gas, Inc., 6.500%, 11/15/20	1,334,686
1,250,000	Hess Corp., 5.600%, 2/15/41	1,340,407
1,862,000	Kinder Morgan Energy Partners LP, 5.000%, 3/1/43	1,768,764
1,100,000	Kinder Morgan, Inc., 2.000%, 12/1/17	1,093,194
1,577,000	Kodiak Oil & Gas Corp., 8.125%, 12/1/19	1,604,597
1,165,000	Magellan Midstream Partners LP, 6.550%, 7/15/19	1,361,308
1,415,000	MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 6.750%, 11/1/20	1,471,600
856,000	NuStar Logistics LP, 8.150%, 4/15/18	960,090
1,575,000	Oceaneering International, Inc., 4.650%, 11/15/24	1,542,166
1,177,000	Phillips 66, 5.875%, 5/1/42	1,355,427
1,304,000	Regency Energy Partners LP/Regency Energy Finance Corp., 6.500%, 7/15/21	1,330,080
1,528,000	Shell International Finance BV, 4.550%, 8/12/43	1,671,586
910,000	Spectra Energy Capital, LLC, 8.000%, 10/1/19	1,101,201
1,790,000	Statoil ASA, 4.800%, 11/8/43	2,035,146
1,500,000	Total Capital International SA, 0.802%, 8/10/18(a)	1,508,011

		35,568,309

	Financials — 17.1%
1,715,000	Ally Financial, Inc., 2.750%, 1/30/17	1,709,649
1,486,000	Apollo Management Holdings LP, 4.000%, 5/30/24(b)	1,512,344
1,545,000	Ares Finance Co., LLC, 4.000%, 10/8/24(b)	1,517,501
1,624,000	Aspen Insurance Holdings, Ltd., 4.650%, 11/15/23	1,686,794
1,279,000	Associates Corp. of North America, 6.950%, 11/1/18	1,493,859
2,835,000	Bank of America Corp., MTN, 6.875%, 4/25/18	3,256,224
1,282,000	Bank of America Corp., MTN, 5.875%, 2/7/42	1,604,246
1,874,000	Bank of America Corp., Series K, 8.000%, 7/29/49(a)	2,012,207
3,038,000	Bear Stearns Cos., LLC (The), 5.550%, 1/22/17	3,274,824
1,515,000	CBRE Services, Inc., 5.250%, 3/15/25	1,545,300
1,950,000	CIT Group, Inc., 4.250%, 8/15/17	1,989,000
2,500,000	Citigroup, Inc., 1.932%, 5/15/18(a)	2,582,555
1,210,000	Citigroup, Inc., 5.875%, 1/30/42	1,521,982
1,670,000	Cooperatieve Centrale Raiffeisen- Boerenleenbank BA, 3.950%, 11/9/22	1,701,110
1,378,000	Corrections Corp. of America, REIT, 4.125%, 4/1/20	1,340,105
1,815,000	Credit Suisse, MTN, 3.625%, 9/9/24	1,846,289
1,474,000	CubeSmart LP, REIT, 4.800%, 7/15/22	1,618,624
565,000	Dai-ichi Life Insurance Co., Ltd. (The), 5.100%, 10/29/49(a)(b)	588,306
1,554,000	Excel Trust LP, REIT, 4.625%, 5/15/24	1,612,628
1,906,000	First Data Corp., 7.375%, 6/15/19(b)	2,006,065

Continued

Sterling Capital Total Return Bond Fund
Schedule of Portfolio Investments — (continued) December 31, 2014 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Financials — (continued)
$1,388,000	General Electric Capital Corp., GMTN, 6.875%, 1/10/39	$1,963,336
2,199,000	General Electric Capital Corp., Series B, 6.250%, 12/29/49(a)	2,394,161
1,552,000	Goldman Sachs Group, Inc. (The), 6.250%, 2/1/41	1,961,951
1,275,000	Goodman Funding Pty, Ltd., REIT, 6.375%, 11/12/20(b)	1,468,417
2,100,000	Health Care REIT, Inc., 4.950%, 1/15/21	2,309,114
1,560,000	Healthcare Realty Trust, Inc., REIT, 3.750%, 4/15/23	1,531,188
1,976,000	Healthcare Trust of America Holdings LP, REIT, 3.700%, 4/15/23	1,954,549
972,000	Host Hotels & Resorts LP, REIT, Series D, 3.750%, 10/15/23	969,520
1,934,000	HSBC Finance Corp., 6.676%, 1/15/21	2,294,606
1,650,000	International Lease Finance Corp., 4.875%, 4/1/15	1,661,963
1,236,000	Jefferies Group, LLC, 8.500%, 7/15/19	1,481,099
1,376,000	Jones Lang LaSalle, Inc., 4.400%, 11/15/22	1,428,036
1,597,000	JPMorgan Chase & Co., Series 1, 7.900%, 4/29/49(a)	1,718,851
2,000,000	KeyBank NA, BKNT, 2.500%, 12/15/19	2,008,192
1,275,000	Liberty Mutual Group, Inc., 7.800%, 3/15/37(b)	1,491,750
1,152,000	Macquarie Bank, Ltd., 6.625%, 4/7/21(b)	1,329,872
870,000	Massachusetts Mutual Life Insurance Co., 8.875%, 6/1/39(b)	1,403,742
1,000,000	MetLife, Inc., 7.717%, 2/15/19	1,211,773
3,735,000	Morgan Stanley, GMTN, 6.625%, 4/1/18	4,254,296
4,241,000	Murray Street Investment Trust I, STEP, 4.647%, 3/9/17	4,475,939
1,670,000	National Rural Utilities Cooperative Finance Corp., 4.750%, 4/30/43(a)	1,654,970
987,000	Nationwide Mutual Insurance Co., 9.375%, 8/15/39(b)	1,563,859
1,655,000	Nippon Life Insurance Co., 5.100%, 10/16/44(a)(b)	1,729,475
1,000,000	Ohio National Life Insurance Co., 6.875%, 6/15/42(b)	1,264,888
1,650,000	Old Republic International Corp., 4.875%, 10/1/24	1,722,394
1,447,000	Pacific LifeCorp, 5.125%, 1/30/43(b)	1,591,380
500,000	PNC Bank NA, BKNT, 4.875%, 9/21/17	541,577
1,007,000	PNC Bank NA, BKNT, 6.000%, 12/7/17	1,124,277
1,305,000	Prudential Financial, Inc., 8.875%, 6/15/38(a)	1,523,587
1,065,000	Reinsurance Group of America, Inc., 5.625%, 3/15/17	1,151,682
1,390,000	Retail Opportunity Investments Partnership LP, REIT, 5.000%, 12/15/23	1,506,749
1,670,000	Royal Bank of Canada, GMTN, 2.200%, 7/27/18	1,688,537
1,450,000	Royal Bank of Scotland Group PLC, 4.700%, 7/3/18	1,500,669
1,120,000	Senior Housing Properties Trust, REIT, 6.750%, 4/15/20	1,265,591
1,473,000	Simon Property Group LP, REIT, 10.350%, 4/1/19	1,926,666
1,014,000	Sirius International Group, Ltd., 6.375%, 3/20/17(b)	1,113,640
1,350,000	Standard Chartered Bank, 6.400%, 9/26/17(b)	1,506,002
1,675,000	SunTrust Banks, Inc., 3.500%, 1/20/17	1,746,112

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Financials — (continued)
$1,485,000	Symetra Financial Corp., 4.250%, 7/15/24	$1,513,701
2,540,000	TIAA Asset Management Finance Co., LLC, 2.950%, 11/1/19(b)	2,544,915
1,062,000	Transatlantic Holdings, Inc., 8.000%, 11/30/39	1,529,430
805,000	Validus Holdings, Ltd., 8.875%, 1/26/40	1,125,013
1,595,000	Wachovia Corp., 5.500%, 8/1/35	1,872,465
1,350,000	WEA Finance, LLC / Westfield UK & Europe Finance PLC, 4.750%, 9/17/44(b)	1,439,753

		111,879,299

	Health Care — 1.2%
1,250,000	Amgen, Inc., 5.150%, 11/15/41	1,408,937
1,136,000	DaVita HealthCare Partners, Inc., 6.625%, 11/1/20	1,192,800
766,000	Fresenius US Finance II, Inc., 9.000%, 7/15/15(b)	788,980
1,133,000	Humana, Inc., 4.950%, 10/1/44	1,204,718
1,675,000	Medtronic, Inc., 4.375%, 3/15/35(b)	1,776,934
1,304,000	Ventas Realty LP, 5.700%, 9/30/43	1,564,337

		7,936,706

	Industrials — 0.9%
1,381,000	Burlington Northern Santa Fe, LLC, 4.950%, 9/15/41	1,536,148
1,535,000	CNH Industrial Capital, LLC, 3.875%, 11/1/15	1,542,675
1,701,000	United Rentals North America, Inc., 7.375%, 5/15/20	1,837,080
1,060,000	Verisk Analytics, Inc., 5.800%, 5/1/21	1,194,283

		6,110,186

	Information Technology — 0.5%
1,900,000	Alibaba Group Holding, Ltd., 2.500%, 11/28/19(b)	1,874,382
1,214,000	Samsung Electronics America, Inc., 1.750%, 4/10/17(b)	1,217,680

		3,092,062

	Materials — 2.3%
1,400,000	Cemex SAB de CV, 5.875%, 3/25/19(b)	1,421,000
1,626,000	Glencore Finance Canada, Ltd., 4.250%, 10/25/22(b)	1,618,031
854,000	International Paper Co., 7.300%, 11/15/39	1,132,327
1,248,000	Louisiana-Pacific Corp., 7.500%, 6/1/20	1,313,520
2,150,000	LYB International Finance BV, 4.875%, 3/15/44	2,211,845
1,214,000	Mosaic Co. (The), 5.450%, 11/15/33	1,373,528
1,305,000	PetroLogistics LP/PetroLogistics Finance Corp., 6.250%, 4/1/20	1,406,137
1,200,000	Rockwood Specialties Group, Inc., 4.625%, 10/15/20	1,239,000
1,160,000	Vale Overseas, Ltd., 6.250%, 1/23/17	1,237,268
1,820,000	West Fraser Timber Co., Ltd., 4.350%, 10/15/24(b)	1,739,616

		14,692,272

	Telecommunication Services — 1.3%
856,000	British Telecommunications PLC, 9.625%, 12/15/30	1,343,964
1,185,000	Crown Castle Towers, LLC, 6.113%, 1/15/20(b)	1,361,141
1,300,000	GTP Acquisition Partners I, LLC, 7.628%, 6/15/16(b)	1,360,720
1,365,000	Level 3 Financing, Inc., 9.375%, 4/1/19	1,440,075

Continued

Sterling Capital Total Return Bond Fund
Schedule of Portfolio Investments — (continued) December 31, 2014 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Telecommunication Services — (continued)
$1,244,000	Verizon Communications, Inc., 6.550%, 9/15/43	$1,593,749
1,577,000	Verizon Communications, Inc., 5.012%, 8/21/54(b)	1,631,484

		8,731,133

	Utilities — 0.8%
1,675,000	CMS Energy Corp., 4.700%, 3/31/43	1,785,103
1,354,000	Progress Energy, Inc., 3.150%, 4/1/22	1,371,593
1,802,000	PSEG Power, LLC, 2.450%, 11/15/18	1,804,871

		4,961,567

	Total Corporate Bonds (Cost $215,394,928)	221,245,431

FOREIGN GOVERNMENT BONDS — 0.6%
	Mexico — 0.6%
1,094,000	United Mexican States, 5.550%, 1/21/45	1,271,775
2,628,000	United Mexican States, MTN, 4.750%, 3/8/44	2,739,690

		4,011,465

	Total Foreign Government Bonds (Cost $3,403,237)	4,011,465

MORTGAGE-BACKED SECURITIES — 9.9%
	Fannie Mae — 6.2%
41,109	5.000%, 8/1/20, Pool #832058	43,361
154,214	6.000%, 7/1/22, Pool #944967	164,532
165,605	5.000%, 9/1/25, Pool #255892	182,861
1,890,868	4.000%, 2/1/32, Pool #MA0977	2,048,238
4,117,760	4.000%, 6/1/34, Pool #MA1922	4,427,428
2,980,936	3.500%, 11/1/34, Pool #MA2077	3,135,886
139,043	6.500%, 1/1/35, Pool #809198	158,888
57,993	6.000%, 4/1/35, Pool #735503	66,230
60,281	7.000%, 6/1/35, Pool #255820	68,951
38,934	7.000%, 6/1/35, Pool #830686	40,044
218,456	6.500%, 3/1/36, Pool #866062	248,783
119,648	6.500%, 7/1/36, Pool #885493	136,259
1,939,010	5.500%, 8/1/37, Pool #995082	2,178,353
1,134,457	4.500%, 10/1/39, Pool #AC2645	1,232,966
897,205	5.000%, 6/1/40, Pool #AD4927	994,095
639,743	5.000%, 6/1/40, Pool #AD8718	707,913
2,439,425	4.500%, 12/1/40, Pool #AH1100	2,650,644
1,870,820	4.500%, 5/1/41, Pool #AI1023	2,031,574
2,921,734	4.000%, 9/1/41, Pool #AI3940	3,121,917
975,004	4.500%, 11/1/41, Pool #AJ4994	1,059,205
1,831,646	4.500%, 12/1/41, Pool #AJ7696	1,991,180
3,002,431	4.000%, 1/1/42, Pool #MA0956	3,208,143
2,838,571	3.500%, 6/1/42, Pool #AB5373	2,963,403
4,893,882	3.500%, 5/1/43, Pool #AB9368	5,107,225
2,514,507	4.500%, 11/1/44, Pool #MA2100	2,739,509

		40,707,588

	Freddie Mac — 3.2%
223,416	5.500%, 10/1/21, Pool #G12425	243,342
158,065	5.000%, 12/1/21, Pool #J04025	166,196
269,140	5.000%, 7/1/25, Pool #C90908	296,675
571,790	2.500%, 1/1/28, Pool #J22069	582,791
459,921	4.000%, 11/1/31, Pool #C91410	495,331
1,816,345	3.500%, 4/1/32, Pool #C91437	1,911,816
2,853,089	3.500%, 7/1/32, Pool #C91467	3,003,082
235,228	5.000%, 3/1/36, Pool #G08115	259,910

Principal Amount		Fair Value
MORTGAGE-BACKED SECURITIES — (continued)
	Freddie Mac — (continued)
$21,382	6.500%, 5/1/36, Pool #A48509	$24,294
66,831	5.000%, 7/1/36, Pool #G02291	73,786
714,366	6.500%, 9/1/36, Pool #G08152	811,637
372,121	5.000%, 2/1/37, Pool #A57714	410,191
267,511	4.500%, 10/1/39, Pool #A89346	289,990
995,621	5.000%, 6/1/40, Pool #C03479	1,102,486
590,823	3.767%, 7/1/40, Pool #1B4948(a)	623,518
2,320,758	5.000%, 7/1/40, Pool #A93070	2,569,292
2,733,138	4.000%, 12/1/42, Pool #G07266	2,917,971
1,988,330	3.500%, 5/1/43, Pool #Q18305	2,069,620
1,966,554	4.000%, 5/1/44, Pool #V81186	2,099,867
921,369	4.000%, 7/1/44, Pool #G08595	983,323

		20,935,118

	Ginnie Mae — 0.5%
589,258	5.000%, 2/15/40, Pool #737037	652,499
2,228,043	4.500%, 9/20/40, Pool #4801	2,447,626

		3,100,125

	Total Mortgage-Backed Securities (Cost $63,322,607)	64,742,831

MUNICIPAL BONDS — 9.2%
	California — 2.4%
3,700,000	Metropolitan Water District of Southern California, Build America Bonds, Water Utility Improvements Revenue, Callable 7/1/19 @ 100, 6.538%, 7/1/39	4,245,417
2,100,000	Sacramento County Sanitation Districts Financing Authority, Refunding Revenue, Taxable, Series B, 2.810%, 12/1/21	2,100,294
5,460,000	Solano County Community College District, Refunding Revenue, Taxable, Series B, G.O., 2.909%, 8/1/20	5,604,581
1,285,000	State of California, Build America Bonds, School Improvements G.O., 7.625%, 3/1/40	1,972,411
1,850,000	University of California, Univ. & College Improvements, Taxable Revenue, Series AN, 3.338%, 5/15/22	1,932,492

		15,855,195

	Colorado — 0.3%
1,810,000	Colorado Housing & Finance Authority, Unemployment/Welfare Funding Revenue, Taxable, Series B, 1.600%, 5/15/16	1,833,114

	Connecticut — 0.5%
3,000,000	State of Connecticut Special Tax Revenue, Build America Bonds, Transition Infrastructure, Series B, 4.126%, 11/1/20	3,247,320

	District of Columbia — 0.3%
1,835,000	George Washington University (The), Series 2012, 3.485%, 9/15/22	1,886,275

	Florida — 0.7%
2,135,000	Brevard County School District, Refunding Certificates of Participation, Taxable, Series B, 1.981%, 7/1/18	2,107,266

Continued

Sterling Capital Total Return Bond Fund
Schedule of Portfolio Investments — (continued) December 31, 2014 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	Florida — (continued)
$2,500,000	Greater Orlando Aviation Authority, Airport Facilities Refunding Revenue, Taxable, Series D, 3.733%, 10/1/20	$2,655,800

		4,763,066

	Georgia — 0.3%
1,840,000	Rockdale County Water & Sewerage Authority, Refunding Revenue, Taxable (County GTD), 2.860%, 7/1/23	1,872,053

	Illinois — 0.7%
4,500,000	State of Illinois, Building Public Improvements Revenue, Taxable, 3.081%, 6/15/23	4,490,640

	New Jersey — 0.2%
1,305,000	New Jersey Economic Development Authority, School Facilities Construction, Refunding Revenue, Series 00, 1.648%, 3/1/18	1,285,856

	New York — 1.3%
2,000,000	New York State Dormitory Authority, Public Improvements, Taxable Revenue, Series D, 2.550%, 3/15/21	2,009,340
750,000	New York State Environmental Facilities Corp., State Revolving Funds, Refunding Revenue, Taxable, Series C, 2.445%, 6/15/20	740,663
900,000	New York State Environmental Facilities Corp., State Revolving Funds, Refunding Revenue, Taxable, Series C, 2.745%, 6/15/22	891,900
2,900,000	New York, NY, Build America Bonds, Public Improvements G.O., 4.774%, 3/1/20	3,224,655
1,640,000	New York, NY, Build America Bonds, Public Improvements G.O., 4.874%, 3/1/21	1,838,292

		8,704,850

	North Carolina — 0.7%
4,500,000	North Carolina Eastern Municipal Power Agency Refunding Revenue, Taxable, Series C, 2.440%, 1/1/17	4,545,720

	Ohio — 0.7%
4,165,000	Columbus City School District, Refunding Revenue, Taxable, G.O., 5.000%, 12/1/22	4,802,453

	Pennsylvania — 0.3%
2,260,000	Philadelphia Authority for Industrial Development, Refunding Revenue, Taxable, 3.664%, 4/15/22	2,274,283

	Texas — 0.2%
1,390,000	State of Texas Public Finance Authority, Taxable, Series B, Refunding G.O., 3.093%, 10/1/24	1,456,595

	Washington — 0.3%
1,680,000	Port of Vancouver, WA, Refunding G.O., Limited Tax, Taxable, Series B, 2.714%, 12/1/21	1,680,924

	Wisconsin — 0.3%
1,640,000	Milwaukee County, WI, Pension Promissory Notes, Refunding G.O., Taxable, Callable 12/1/22 @ 100, 3.862%, 12/1/30	1,664,190

	Total Municipal Bonds (Cost $58,470,656)	60,362,534

Principal Amount		Fair Value
U.S. GOVERNMENT AGENCIES — 2.4%
	Fannie Mae — 0.3%
$1,471,000	6.250%, 5/15/29	$2,049,475

	Federal Home Loan Bank — 2.1%
13,385,000	0.500%, 9/28/16	13,349,516

	Total U.S. Government Agencies (Cost $15,353,491)	15,398,991

U.S. TREASURY BONDS — 1.9%
11,498,000	3.125%, 2/15/43	12,345,081

	Total U.S. Treasury Bonds (Cost $12,169,363)	12,345,081

U.S. TREASURY NOTES — 2.1%
7,189,000	1.750%, 5/31/16	7,319,861
6,300,000	0.875%, 7/15/17	6,292,616

	Total U.S. Treasury Notes (Cost $13,601,399)	13,612,477

Shares
PREFERRED STOCKS — 0.9%
	Financials — 0.7%
61,601	Citigroup Capital XIII, 7.875%	1,637,355
52,677	Lloyds Banking Group PLC, 7.750%	1,358,013
65,135	US Bancorp, Series F, 6.500%	1,918,226

		4,913,594

	Telecommunication Services — 0.2%
47,000	Qwest Corp., 7.000%	1,219,650

	Total Preferred Stocks (Cost $5,900,206)	6,133,244

MONEY MARKET FUND — 1.0%
6,498,509	Federated Treasury Obligations Fund, Institutional Shares	6,498,509

	Total Money Market Fund (Cost $6,498,509)	6,498,509

Total Investments — 99.4% (Cost $641,955,494)		651,288,256
Net Other Assets (Liabilities) — 0.6%		3,964,201

NET ASSETS — 100.0%		$655,252,457

(a)

The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of December 31, 2014. The maturity date reflected is the final maturity date.

(b)

Rule 144A, Section 4(2) or other security that is restricted as to resale to qualified institutional investors. The Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.

BKNT — Bank Note

G.O. — General Obligation

GMTN — Global Medium Term Note

GTD — Guaranteed

MTN — Medium Term Note

REIT — Real Estate Investment Trust

STEP — Step Coupon Bond

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital Corporate Fund
Schedule of Portfolio Investments December 31, 2014 (Unaudited)

Principal Amount		Fair Value
ASSET BACKED SECURITIES — 0.5%
$300,000	SBA Tower Trust, Series 2014-1A, Class C, STEP, 2.898%, 10/15/44(a)	$300,787

	Total Asset Backed Securities (Cost $294,581)	300,787

CORPORATE BONDS — 96.8%
	Consumer Discretionary — 6.6%
320,000	21st Century Fox America, Inc., 4.500%, 2/15/21	350,268
390,000	ERAC USA Finance, LLC, 2.800%, 11/1/18(a)	398,361
360,000	General Motors Financial Co., Inc., 2.750%, 5/15/16	365,850
455,000	Grupo Televisa SAB, 6.000%, 5/15/18	505,396
455,000	Interpublic Group of Cos., Inc. (The), 3.750%, 2/15/23	454,865
255,000	Lear Corp., 5.375%, 3/15/24	260,737
325,000	Levi Strauss & Co., 7.625%, 5/15/20	341,250
245,000	Omnicom Group, Inc., 3.650%, 11/1/24	245,114
510,000	Time Warner Cable, Inc., 4.000%, 9/1/21	542,789
230,000	Toll Brothers Finance Corp., 6.750%, 11/1/19	257,600

		3,722,230

	Consumer Staples — 1.3%
380,000	Altria Group, Inc., 4.750%, 5/5/21	420,288
225,000	Lorillard Tobacco Co., 6.875%, 5/1/20	265,022
50,000	Walgreens Boots Alliance, Inc., 2.700%, 11/18/19	50,254

		735,564

	Energy — 13.5%
300,000	Access Midstream Partners LP/ACMP Finance Corp., 6.125%, 7/15/22	318,750
135,000	Access Midstream Partners LP/ACMP Finance Corp., 4.875%, 3/15/24	137,025
334,000	BP Capital Markets PLC, 1.375%, 11/6/17	330,359
385,000	Buckeye Partners LP, 2.650%, 11/15/18	379,200
550,000	Chesapeake Energy Corp., 3.481%, 4/15/19(b)	539,000
250,000	CNOOC Nexen Finance, 4.250%, 4/30/24	258,670
450,000	Enable Midstream Partners LP, 3.900%, 5/15/24(a)	433,749
421,000	Energy Transfer Partners LP, 9.000%, 4/15/19	516,705
405,000	EnLink Midstream Partners LP, 4.400%, 4/1/24	410,282
448,000	Freeport-McMoran Oil & Gas, LLC/FCX Oil & Gas, Inc., 6.500%, 11/15/20	484,947
272,000	Kinder Morgan Energy Partners LP, 6.850%, 2/15/20	312,426
170,000	Kinder Morgan, Inc., 2.000%, 12/1/17	168,948
225,000	Kodiak Oil & Gas Corp., 8.125%, 12/1/19	228,937
275,000	Magellan Midstream Partners LP, 6.550%, 7/15/19	321,339
247,000	MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 6.750%, 11/1/20	256,880
303,000	NuStar Logistics LP, 4.750%, 2/1/22	278,760
285,000	Oceaneering International, Inc., 4.650%, 11/15/24	279,059
410,000	Petrofac, Ltd., 3.400%, 10/10/18(a)	404,478
350,000	Pioneer Natural Resources Co., 6.650%, 3/15/17	383,442
410,000	Regency Energy Partners LP/Regency Energy Finance Corp., 6.500%, 7/15/21	418,200
305,000	Spectra Energy Capital, LLC, 8.000%, 10/1/19	369,084

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Energy — (continued)
$368,000	Western Gas Partners LP, 4.000%, 7/1/22	$373,006

		7,603,246

	Financials — 56.3%
270,000	AgriBank FCB, Series AI, 9.125%, 7/15/19	344,709
352,000	Alexandria Real Estate Equities, Inc., REIT, 4.600%, 4/1/22	374,409
255,000	Alleghany Corp., 4.950%, 6/27/22	280,473
335,000	Ally Financial, Inc., 2.750%, 1/30/17	333,955
280,000	Apollo Management Holdings LP, 4.000%, 5/30/24(a)	284,964
380,000	Ares Finance Co., LLC, 4.000%, 10/8/24(a)	373,236
260,000	Aspen Insurance Holdings, Ltd., 4.650%, 11/15/23	270,053
400,000	Associated Banc-Corp, 2.750%, 11/15/19	399,700
560,000	Associates Corp. of North America, 6.950%, 11/1/18	654,074
250,000	AXIS Specialty Finance PLC, 2.650%, 4/1/19	250,632
940,000	Bank of America Corp., MTN, 6.875%, 4/25/18	1,079,665
875,000	Bank of America Corp., Series K, 8.000%, 7/29/49(b)	939,531
250,000	Bank of Tokyo-Mitsubishi UFJ, Ltd. (The), 2.350%, 9/8/19(a)	248,339
485,000	Bear Stearns Cos., LLC (The), 5.550%, 1/22/17	522,808
335,000	Blackstone Holdings Finance Co., LLC, 6.625%, 8/15/19(a)	391,223
255,000	CBRE Services, Inc., 5.250%, 3/15/25	260,100
335,000	CIT Group, Inc., 4.250%, 8/15/17	341,700
390,000	Citigroup, Inc., 3.500%, 5/15/23	379,661
350,000	Cooperatieve Centrale Raiffeisen- Boerenleenbank BA, 3.950%, 11/9/22	356,520
338,000	Corrections Corp. of America, REIT, 4.125%, 4/1/20	328,705
355,000	Credit Suisse, MTN, 3.625%, 9/9/24	361,120
397,000	CubeSmart LP, REIT, 4.800%, 7/15/22	435,952
355,000	DDR Corp., REIT, 9.625%, 3/15/16	389,704
365,000	Essex Portfolio LP, REIT, 3.250%, 5/1/23	353,220
300,000	Excel Trust LP, REIT, 4.625%, 5/15/24	311,318
485,000	Federal Realty Investment Trust, REIT, 6.200%, 1/15/17	530,515
355,000	First American Financial Corp., 4.300%, 2/1/23	355,618
250,000	First Data Corp., 7.375%, 6/15/19(a)	263,125
410,000	Ford Motor Credit Co., LLC, 2.375%, 1/16/18	412,376
1,100,000	General Electric Capital Corp., Series B, 6.250%, 12/29/49(b)	1,197,625
515,000	Goldman Sachs Group, Inc. (The), 3.625%, 1/22/23	521,500
300,000	Goodman Funding Pty, Ltd., REIT, 6.375%, 11/12/20(a)	345,510
235,000	Health Care REIT, Inc., 4.950%, 1/15/21	258,401
505,000	Healthcare Realty Trust, Inc., REIT, 3.750%, 4/15/23	495,673
405,000	Healthcare Trust of America Holdings LP, REIT, 3.375%, 7/15/21	404,267
408,000	Host Hotels & Resorts LP, REIT, Series D, 3.750%, 10/15/23	406,959
692,000	HSBC Finance Corp., 6.676%, 1/15/21	821,028
500,000	ING Bank NV, 4.000%, 3/15/16(a)	517,167
255,000	International Lease Finance Corp., 4.875%, 4/1/15	256,849
470,000	Jefferies Group, LLC, 8.500%, 7/15/19	563,201

Continued

Sterling Capital Corporate Fund
Schedule of Portfolio Investments — (continued) December 31, 2014 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Financials — (continued)
$408,000	Jones Lang LaSalle, Inc., 4.400%, 11/15/22	$423,429
975,000	JPMorgan Chase & Co., Series 1, 7.900%, 4/29/49(b)	1,049,393
365,000	KeyCorp, MTN, 5.100%, 3/24/21	411,938
245,000	Liberty Mutual Group, Inc., 4.250%, 6/15/23(a)	252,467
410,000	Macquarie Bank, Ltd., 5.000%, 2/22/17(a)	437,308
450,000	Macquarie Bank, Ltd., 6.625%, 4/7/21(a)	519,481
335,000	MetLife, Inc., 7.717%, 2/15/19	405,944
245,000	Morgan Stanley, 5.375%, 10/15/15	253,413
997,000	Morgan Stanley, GMTN, 6.625%, 4/1/18	1,135,618
869,000	Murray Street Investment Trust I, STEP, 4.647%, 3/9/17	917,140
345,000	National Rural Utilities Cooperative Finance Corp., 10.375%, 11/1/18	449,442
410,000	Nationwide Financial Services, Inc., 5.375%, 3/25/21(a)	461,292
255,000	Old Republic International Corp., 4.875%, 10/1/24	266,188
400,000	Pacific LifeCorp, 6.000%, 2/10/20(a)	454,673
265,000	PNC Bank NA, BKNT, 4.875%, 9/21/17	287,036
300,000	Prudential Financial, Inc., 8.875%, 6/15/38(b)	350,250
400,000	Reinsurance Group of America, Inc., 5.625%, 3/15/17	432,557
390,000	Retail Opportunity Investments Partnership LP, REIT, 5.000%, 12/15/23	422,757
365,000	Royal Bank of Scotland Group PLC, 4.700%, 7/3/18	377,755
245,000	Senior Housing Properties Trust, REIT, 6.750%, 4/15/20	276,848
395,000	Simon Property Group LP, REIT, 10.350%, 4/1/19	516,655
467,000	Sirius International Group, Ltd., 6.375%, 3/20/17(a)	512,889
485,000	Standard Chartered Bank, 6.400%, 9/26/17(a)	541,045
250,000	SunTrust Banks, Inc., 3.500%, 1/20/17	260,614
270,000	Symetra Financial Corp., 4.250%, 7/15/24	275,218
610,000	TIAA Asset Management Finance Co., LLC, 2.950%, 11/1/19(a)	611,180
375,000	UBS AG, MTN, 5.875%, 7/15/16	401,199
575,000	US Bancorp, MTN, 2.950%, 7/15/22	566,820
500,000	WEA Finance, LLC/Westfield UK & Europe Finance PLC, 2.700%, 9/17/19(a)	499,855
390,000	WR Berkley Corp., 4.625%, 3/15/22	418,207

		31,804,196

	Health Care — 2.0%
303,000	DaVita HealthCare Partners, Inc., 6.625%, 11/1/20	318,150
285,000	DENTSPLY International, Inc., 2.750%, 8/15/16	291,226
310,000	Fresenius US Finance II, Inc., 9.000%, 7/15/15(a)	319,300
190,000	Medtronic, Inc., 2.500%, 3/15/20(a)	190,498

		1,119,174

	Industrials — 4.7%
325,000	CNH Industrial Capital, LLC, 3.875%, 11/1/15	326,625
230,000	Dover Corp., 5.450%, 3/15/18	256,046
400,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 4.875%, 7/11/22(a)	430,888
336,000	Ryder System, Inc., MTN, 2.350%, 2/26/19	333,681

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Industrials — (continued)
$345,000	Textron, Inc., 3.650%, 3/1/21	$354,172
445,000	United Rentals North America, Inc., 7.375%, 5/15/20	480,600
445,000	Verisk Analytics, Inc., 5.800%, 5/1/21	501,373

		2,683,385

	Information Technology — 1.0%
340,000	Alibaba Group Holding, Ltd., 2.500%, 11/28/19(a)	335,416
250,000	Altera Corp., 1.750%, 5/15/17	250,339

		585,755

	Materials — 4.9%
394,000	Cemex SAB de CV, 5.875%, 3/25/19(a)	399,910
585,000	Glencore Finance Canada, Ltd., 4.250%, 10/25/22(a)	582,133
390,000	Louisiana-Pacific Corp., 7.500%, 6/1/20	410,475
330,000	PetroLogistics LP/PetroLogistics Finance Corp., 6.250%, 4/1/20	355,575
254,000	Rockwood Specialties Group, Inc., 4.625%, 10/15/20	262,255
500,000	Vale Overseas, Ltd., 6.250%, 1/23/17	533,305
250,000	West Fraser Timber Co., Ltd., 4.350%, 10/15/24(a)	238,958

		2,782,611

	Telecommunication Services — 4.4%
450,000	Crown Castle Towers, LLC, 6.113%, 1/15/20(a)	516,889
305,000	GTP Acquisition Partners I, LLC, 7.628%, 6/15/16(a)	319,246
267,000	Level 3 Financing, Inc., 9.375%, 4/1/19	281,685
310,000	Telefonica Emisiones SAU, 3.992%, 2/16/16	318,833
525,000	Verizon Communications, Inc., 1.013%, 6/17/19(b)	527,718
497,000	Verizon Communications, Inc., 5.150%, 9/15/23	548,804

		2,513,175

	Utilities — 2.1%
313,000	CMS Energy Corp., 8.750%, 6/15/19	391,858
350,000	Dominion Resources, Inc., 5.200%, 8/15/19	390,322
375,000	PSEG Power, LLC, 2.450%, 11/15/18	375,597

		1,157,777

	Total Corporate Bonds (Cost $53,969,827)	54,707,113

Shares
PREFERRED STOCKS — 1.2%
	Financials — 1.2%
14,500	Citigroup Capital XIII, 7.875%	385,410
10,196	Lloyds Banking Group PLC, 7.750%	262,853

		648,263

	Total Preferred Stocks (Cost $662,271)	648,263

Continued

Sterling Capital Corporate Fund
Schedule of Portfolio Investments — (continued) December 31, 2014 (Unaudited)

Shares		Fair Value
MONEY MARKET FUND — 1.1%
626,560	Federated Treasury Obligations Fund, Institutional Shares	$626,560

	Total Money Market Fund (Cost $626,560)	626,560

Total Investments — 99.6% (Cost $55,553,239)		56,282,723
Net Other Assets (Liabilities) — 0.4%		247,173

NET ASSETS — 100.0%		$56,529,896

(a)

Rule 144A, Section 4(2) or other security that is restricted as to resale to qualified institutional investors. The Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.

(b)

The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of December 31, 2014. The maturity date reflected is the final maturity date.

BKNT — Bank Note

GMTN — Global Medium Term Note

MTN — Medium Term Note

REIT — Real Estate Investment Trust

STEP — Step Coupon Bond

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital Securitized Opportunities Fund
Schedule of Portfolio Investments December 31, 2014 (Unaudited)

Principal Amount		Fair Value
ASSET BACKED SECURITIES — 15.3%
$371,874	Argent Securities, Inc. Pass Through Certificates, Series 2005-W3, Class A2D, 0.510%, 11/25/35(a)	$357,244
600,000	Avis Budget Rental Car Funding AESOP, LLC, Series 2014-2A, Class A, 2.500%, 2/20/21(b)	599,969
422,000	Chase Issuance Trust, Series 2014-A2, Class A2, 2.770%, 3/15/23	429,269
650,000	Chase Issuance Trust, Series 2012-A7, Class A7, 2.160%, 9/16/24	627,005
625,000	Citibank Credit Card Issuance Trust, Series 2014-A1, Class A1, 2.880%, 1/23/23	640,926
300,000	Citibank Credit Card Issuance Trust, Series 2007-A3, Class A3, 6.150%, 6/15/39	402,072
370,000	Ford Credit Auto Owner Trust 2014-REV2, Series 2014-2, Class A, 2.310%, 4/15/26(b)	370,953
650,000	Hertz Vehicle Financing, LLC, Series 2013-1A, Class A2, 1.830%, 8/25/19(b)	641,395
555,140	Long Beach Mortgage Loan Trust, Series 2006-WL2, Class 2A3, 0.370%, 1/25/36(a)	538,590
399,583	Morgan Stanley Home Equity Loan Trust, Series 2005-3, Class M2, 0.640%, 8/25/35(a)	384,476
320,000	RAMP Trust, Series 2005-RZ4, Class M2, 0.670%, 11/25/35(a)	274,673
497,856	Securitized Asset Backed Receivables, LLC Trust, Series 2005-OP2, Class A2C, 0.490%, 10/25/35(a)	482,748

	Total Asset Backed Securities (Cost $5,658,872)	5,749,320

COLLATERALIZED MORTGAGE OBLIGATIONS — 32.5%
225,209	Banc of America Alternative Loan Trust, Series 2004-10, Class 1CB1, 6.000%, 11/25/34	234,112
161,206	Banc of America Mortgage Trust, Series 2005-3, Class 1A24, 5.500%, 4/25/35	163,714
192,448	Citicorp Mortgage Securities, Inc., Series 2005-1, Class 1A4, 5.500%, 2/25/35	196,501
210,257	Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM2, Class 3CB2, 6.500%, 8/25/19	221,418
262,917	Countrywide Alternative Loan Trust, Series 2004-22CB, Class 1A1, 6.000%, 10/25/34	278,663
94,083	Countrywide Home Loan Mortgage Pass Through Trust, Series 2003-J7, Class 1A3, 5.250%, 8/25/33	95,911
178,525	Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-3, Class A4, 5.750%, 4/25/34	185,856
207,003	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-2, Class 4A1, 5.250%, 2/25/20	207,957
282,015	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-1, Class 2A1, 6.500%, 2/25/34	298,646
218,333	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-6, Class 2A3, 5.500%, 7/25/35	227,431
595,397	Fannie Mae, Series 2011-99, Class CV, 4.500%, 3/25/26	656,053
375,000	Fannie Mae, Series 2011-15, Class VB, 4.000%, 9/25/29	403,284
441,479	Fannie Mae, Series 2004-17, Class BZ, 6.000%, 4/1/34	574,627

Principal Amount		Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS — (continued)
$112,000	Fannie Mae, Series 2013-30, Class PY, 3.000%, 4/25/43	$111,826
390,000	FirstKey Mortgage Trust, Series 2014-1, Class A12, 3.500%, 11/1/44(b)	395,453
316,298	Freddie Mac, Series 3768, Class V, 4.000%, 11/15/23	340,384
100,000	Freddie Mac, Series 3558, Class G, 4.000%, 8/15/24	108,874
39,050	Freddie Mac, Series 4079, Class WV, 3.500%, 3/15/27	40,442
305,450	Freddie Mac, Series 4136, Class HZ, 3.500%, 11/15/27	320,494
487,327	Freddie Mac, Series 2525, Class AM, 4.500%, 4/15/32	537,819
172,126	Freddie Mac, Series 2485, Class WG, 6.000%, 8/15/32	192,353
150,000	Freddie Mac, Series 2702, Class CE, 4.500%, 11/15/33	162,610
294,971	Freddie Mac, Series 3440, Class EM, 5.000%, 4/15/38	319,521
619,961	Freddie Mac, Series 3835, Class BA, 4.000%, 8/15/38	662,943
506,701	Freddie Mac, Series 3753, Class PA, 3.500%, 9/15/39	530,851
466,351	Freddie Mac, Series 3816, Class HM, 4.500%, 5/1/40	512,077
386,650	Freddie Mac, Series 4077, Class PJ, 3.500%, 11/15/40	407,132
261,746	Freddie Mac, Series 3803, Class PJ, 4.250%, 1/15/41	279,895
640,000	Freddie Mac, Series 4176, Class CE, 3.000%, 3/15/43	623,198
388,145	Ginnie Mae, Series 2002-45, Class OC, 6.000%, 6/16/32	433,469
239,645	Ginnie Mae, Series 2010-85, Class DQ, 3.000%, 12/20/39	244,101
380,388	MASTR Alternative Loan Trust, Series 2003-5, Class 8A1, 5.500%, 6/25/33	392,406
89,002	MASTR Alternative Loan Trust, Series 2004-13, Class 3A1, 6.500%, 1/25/35	93,386
154,605	MASTR Seasoned Securitization Trust, Series 2005-2, Class 1A1, 5.130%, 10/25/32	155,456
198,906	PHHMC Trust, Series 2007-6, Class A1, 5.491%, 12/18/37(a)	199,767
160,988	RALI Trust, Series 2005-QR1, Class A, 6.000%, 10/25/34	168,229
169,109	RBSGC Mortgage Loan Trust, Series 2007-B, Class 3A1, 5.183%, 7/25/35(a)	172,705
372,070	Specialty Underwriting & Residential Finance Trust, Series 2004-AA1, Class 1A1, 5.000%, 10/25/34	375,893
149,039	Structured Asset Securities Corp. Trust, Series 2005-6, Class 4A1, 5.000%, 5/25/35	150,716
65,090	Structured Asset Securities Corp. Trust, Series 2005-6, Class 5A1, 5.000%, 5/25/35	66,234
43,285	Structured Asset Securities Corp. Trust, Series 2005-6, Class 5A2, 5.000%, 5/25/35	44,175
61,652	Wells Fargo Mortgage Backed Securities Trust, Series 2007-3, Class 3A1, 5.500%, 4/25/22	63,452

Continued

Sterling Capital Securitized Opportunities Fund
Schedule of Portfolio Investments — (continued) December 31, 2014 (Unaudited)

Principal Amount		Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS — (continued)
$405,353	Wells Fargo Mortgage Backed Securities Trust, Series 2005-4, Class A4, 5.000%, 4/25/35	$417,827

	Total Collateralized Mortgage Obligations (Cost $12,025,037)	12,267,861

COMMERCIAL MORTGAGE-BACKED SECURITIES — 17.2%
17,974	Banc of America Commercial Mortgage Trust, Series 2007-2, Class A2, 5.622%, 4/10/49(a)	17,977
418,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-1, Class AJ, 5.283%, 11/10/42(a)	417,886
200,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-3, Class AM, 4.727%, 7/10/43	202,522
476,369	BCAP, LLC Trust, Series 2013-RR4, Class A4A2, 2.000%, 2/13/51(b)	467,495
180,000	COMM Mortgage Trust, Series 2014-CR20, Class A4, 3.590%, 11/1/47	187,216
100,000	Commercial Mortgage Loan Trust, Series 2008-LS1, Class ASM, 6.040%, 12/10/49(a)	108,689
618,000	Commercial Mortgage Trust, Series 2005-GG5, Class AM, 5.277%, 4/10/37(a)	631,474
175,000	GS Mortgage Securities Trust, Series 2010-C1, Class B, 5.148%, 8/10/43(b)	192,019
370,000	GS Mortgage Securities Trust, Series 2014-GC24, Class A5, 3.931%, 9/10/47	394,710
216,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C23, Class A5, 3.934%, 9/15/47	231,288
70,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2010-C1, Class B, 5.951%, 6/1/43(b)	77,538
300,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-CB16, Class AM, 5.593%, 5/12/45	318,686
500,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-C3, Class B, 5.013%, 2/15/46(a)(b)	554,788
375,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-C20, Class AS, 4.043%, 7/15/47	393,896
165,000	LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class AM, 6.162%, 9/15/45(a)	183,604
100,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C18, Class A4, 3.923%, 10/15/47	106,644
160,000	Morgan Stanley Capital I Trust, Series 2006-HQ8, Class AM, 5.461%, 3/12/44(a)	166,457
760,000	Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class B, 5.276%, 11/15/43(a)(b)	846,483
400,000	WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class B, 5.174%, 2/15/44(a)(b)	444,253
370,000	WF-RBS Commercial Mortgage Trust, Series 2014-C22, Class A5, 3.752%, 9/15/57	389,971
154,000	WF-RBS Commercial Mortgage Trust, Series 2014-C23, Class A5, 3.917%, 10/15/57	164,423

	Total Commercial Mortgage-Backed Securities (Cost $6,560,467)	6,498,019

Principal Amount		Fair Value
MORTGAGE-BACKED SECURITIES — 33.4%
	Fannie Mae — 18.6%
$240,033	4.000%, 3/1/31, Pool #MA0667	$258,808
363,461	4.000%, 5/1/32, Pool #MA1074	391,910
332,375	4.000%, 6/1/34, Pool #MA1922	357,371
312,907	5.500%, 6/1/38, Pool #984277	349,652
252,834	5.500%, 8/1/38, Pool #995072	285,996
254,409	4.500%, 9/1/39, Pool #AC1830	276,553
210,028	5.000%, 12/1/39, Pool #AC8518	232,131
163,027	4.500%, 9/1/40, Pool #AE0411	178,520
336,270	4.500%, 10/1/40, Pool #AE4855	365,309
296,983	5.000%, 1/1/41, Pool #AH3373	329,318
295,481	3.500%, 2/1/41, Pool #AH5646	309,508
54,862	4.000%, 2/1/41, Pool #AH6188	58,945
650,866	4.000%, 3/1/41, Pool #AH4008	695,460
499,623	4.500%, 3/1/41, Pool #AB2467	550,625
197,497	4.500%, 6/1/41, Pool #AC9298	214,622
289,494	5.000%, 7/1/41, Pool #AI5595	321,336
481,007	4.000%, 9/1/41, Pool #AJ1717	513,963
475,854	3.500%, 6/1/42, Pool #AB5373	496,780
786,740	3.500%, 5/1/43, Pool #AB9368	821,037

		7,007,844

	Freddie Mac — 12.5%
861,634	3.500%, 5/1/32, Pool #C91458	907,083
728,970	3.500%, 7/1/32, Pool #C91467	767,293
478,550	4.500%, 10/1/39, Pool #G05659	518,744
171,117	5.500%, 10/1/39, Pool #A89387	191,416
236,754	5.000%, 4/1/40, Pool #A91812	263,318
205,862	5.500%, 4/1/40, Pool #C03467	230,426
233,720	5.000%, 8/1/40, Pool #C03491	258,872
334,650	4.000%, 11/1/40, Pool #A94742	359,118
342,939	4.000%, 12/1/40, Pool #A95447	367,975
488,987	4.000%, 1/1/41, Pool #A96312	521,867
308,937	3.500%, 3/1/42, Pool #G08479	321,853

		4,707,965

	Ginnie Mae — 2.3%
282,879	4.500%, 6/15/39, Pool #720075	312,677
40,999	4.000%, 12/20/40, Pool #755678	44,420
199,537	4.500%, 3/20/41, Pool #4978	218,925
275,553	4.500%, 5/15/41, Pool #738310	304,361

		880,383

	Total Mortgage-Backed Securities (Cost $12,287,000)	12,596,192

Shares
MONEY MARKET FUND — 1.6%
602,567	Federated Treasury Obligations Fund, Institutional Shares	602,567

	Total Money Market Fund (Cost $602,567)	602,567

Total Investments — 100.0% (Cost $37,133,943)		37,713,959
Net Other Assets (Liabilities) — 0.0%		8,699

NET ASSETS — 100.0%		$37,722,658

Continued

Sterling Capital Securitized Opportunities Fund
Schedule of Portfolio Investments — (continued) December 31, 2014 (Unaudited)

(a)

The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of December 31, 2014. The maturity date reflected is the final maturity date.

(b)

Rule 144A, Section 4(2) or other security that is restricted as to resale to qualified institutional investors. The Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital Kentucky Intermediate Tax-Free Fund
Schedule of Portfolio Investments December 31, 2014 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — 100.6%
	Kentucky — 100.6%
$400,000	Eastern Kentucky University, Refunding Revenue, Series A, (State Intercept), 5.000%, 4/1/24	$476,380
500,000	Fayette County, KY, School District Finance Corp., Lease Payable from Local Revenues, Series A, (State Intercept), 5.000%, 10/1/21	591,055
400,000	Jefferson County, KY, School District Finance Corp., Jefferson County School Building, Refunding Revenue, Series A, (AGM), 5.250%, 1/1/19	462,236
500,000	Kentucky Asset/Liability Commission, Project Notes, Federal Highway Trust Transit Improvements Revenue, First Series, (NATL-RE), 4.500%, 9/1/17	547,585
510,000	Kentucky Asset/Liability Commission, Project Notes, Federal Highway Trust Transit Improvements Revenue, First Series, Callable 9/1/23 @ 100, 5.250%, 9/1/25	620,135
510,000	Kentucky Asset/Liability Commission, University of Kentucky Project Notes, Revenue, Series B, Callable 10/1/17 @ 100, 5.000%, 10/1/21	566,855
700,000	Kentucky Economic Development Finance Authority, Baptist Healthcare System, Improvements Refunding Revenue, Series A, Callable 8/15/18 @ 100, OID, 4.750%, 8/15/19	772,359
500,000	Kentucky Economic Development Finance Authority, Owensboro Medical Health System, Hospital Improvements Revenue, Series A, 5.000%, 6/1/16	528,080
555,000	Kentucky Economic Development Finance Authority, Saint Elizabeth Medical Center, Inc. Refunding & Improvement Revenue, Series A, Callable 5/1/19 @ 100, OID, 5.000%, 5/1/24	624,791
500,000	Kentucky Rural Water Finance Corp., Flexible Term Program, Refunding & Improvements Revenue, Series B, Callable 2/1/20 @ 100, 4.000%, 2/1/21	544,405
410,000	Kentucky State Property & Buildings Commission, Project No. 76, Refunding Revenue, (AMBAC), 5.500%, 8/1/21	496,928
460,000	Kentucky State Property & Buildings Commission, Project No. 83, Refunding Revenue, (AMBAC), 5.000%, 10/1/19	532,271
400,000	Kentucky Turnpike Authority, Revitalization Projects, Refunding Revenue, Series A, Callable 7/1/19 @ 100, 5.000%, 7/1/25	459,840
400,000	Kentucky Turnpike Authority, Revitalization Projects, Revenue, Series A, 4.000%, 7/1/21	452,324
460,000	Laurel County, KY, Judicial Center Public Properties Corp., Justice Center Projects, Public Improvements Revenue, Callable 3/1/18 @ 100, OID, 4.500%, 3/1/24	503,185
525,000	Lexington-Fayette Urban County, KY, Airport Board, Refunding Revenue, Series A, 5.000%, 7/1/19	604,915
500,000	Lexington-Fayette Urban County, KY, Government Sewer System, Refunding Revenue, Series A, 4.000%, 9/1/23	575,330

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	Kentucky — (continued)
$535,000	Louisville & Jefferson County, KY, Metropolitan Government, Catholic Health Initiatives, Refunding Revenue, Series A, Callable 6/1/22 @ 100, 5.000%, 12/1/35	$592,534
500,000	Louisville & Jefferson County, KY, Metropolitan Government, Refunding G.O., Series F, Callable 11/1/24 @ 100, 4.000%, 11/1/26	561,610
500,000	Louisville & Jefferson County, KY, Metropolitan Sewer District, Sewer Refunding Revenue, Series A, Callable 11/15/21 @ 100, 5.000%, 5/15/30	578,125
500,000	Northern Kentucky University, University & College Improvements Revenue, Series A, Callable 9/1/17 @ 100, (AMBAC, State Intercept), OID, 4.250%, 9/1/21	539,760
540,000	Owensboro, KY, Public Improvements G.O., Series A, 4.000%, 5/1/22	611,755
535,000	Owensboro, KY, Water Refunding & Improvements Revenue, Callable 9/15/18 @ 100, (Assured Guaranty), 5.250%, 9/15/21	610,285
660,000	Pulaski County, KY, Public Properties Corp., Administration Office of the Court Judicial Facility, Public Improvement Revenue, Callable 12/1/18 @ 100, OID, 5.500%, 12/1/24	756,254
270,000	Pulaski County, KY, Public Properties Corp., Administration Office of the Court Judicial Facility, Public Improvement Revenue, Callable 12/1/18 @ 100, OID, 5.625%, 12/1/25	310,208
200,000	Russell, KY, Bon Secours Health System, Refunding Revenue, Callable 11/1/22 @ 100, 5.000%, 11/1/26	229,408
380,000	Warren County, KY, Community Hospital Corp. Project, Refunding Revenue, Series A, 5.000%, 8/1/17	409,667

	Total Municipal Bonds (Cost $13,541,391)	14,558,280

Shares
MONEY MARKET FUND — 1.9%
270,641	Federated Tax-Free Obligations Fund, Institutional Shares	270,641

	Total Money Market Fund (Cost $270,641)	270,641

Total Investments — 102.5% (Cost $13,812,032)		14,828,921
Net Other Assets (Liabilities) — (2.5)%		(363,854)

NET ASSETS — 100.0%		$14,465,067

AGM — Assured Guaranty Municipal Corp.

AMBAC — American Municipal Bond Assurance Corp.

G.O. — General Obligation

NATL — National Public Finance Guarantee Corp.

OID — Original Issue Discount

RE — Reinsurance

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital Maryland Intermediate Tax-Free Fund
Schedule of Portfolio Investments December 31, 2014 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — 95.5%
	District of Columbia — 4.9%
$ 575,000	Washington Metropolitan Area Transit Authority, DC, Transit Improvements Revenue, Refunding Notes, Series A, Callable 7/1/19 @ 100, 5.250%, 7/1/20	$665,781
1,000,000	Washington Metropolitan Area Transit Authority, DC, Transit Improvements Revenue, Refunding Notes, Series A, Callable 7/1/19 @ 100, 5.250%, 7/1/27	1,152,090

		1,817,871

	Maryland — 90.6%
810,000	Anne Arundel County, MD, Economic Development, Anne Arundel Community College Project, Refunding Revenue, 4.000%, 9/1/20	897,415
500,000	Baltimore, MD, Consolidated Public Improvements, Refunding G.O., Series B, 5.000%, 10/15/20	593,450
600,000	Baltimore, MD, Refunding Certificate of Participation, Series A, 5.000%, 10/1/17	664,062
250,000	Baltimore, MD, Waste Water Projects Revenue, Series C, Callable 7/1/16 @ 100 (AMBAC), 5.000%, 7/1/26	267,378
1,000,000	Charles County, MD, Consolidated Public School Improvements G.O., 5.000%, 7/15/22	1,224,300
890,000	Charles County, MD, Consolidated Public School Improvements G.O., Callable 7/15/23 @ 100, 5.000%, 7/15/25	1,087,509
1,025,000	Frederick County, MD, Public Facilities Improvements, Refunding G.O., Series B, 4.000%, 8/1/17	1,110,516
125,000	Howard County, MD, Miscellaneous Purpose Certificate of Participation, Series A, 8.050%, 2/15/21	171,030
135,000	Howard County, MD, Public Improvements Certificate of Participation, Series B, 8.250%, 2/15/20	178,336
690,000	Maryland Community Development Administration, Residential Single Family Housing Revenue, Series A, Callable 9/1/18 @ 100, 4.750%, 9/1/29	727,184
250,000	Maryland Economic Development Corp., Electricity Lights & Power Improvements, Refunding Revenue, Callable 3/1/19 @ 100, 6.200%, 9/1/22	297,130
140,000	Maryland Economic Development Corp., Lutheran World Relief Refugee, Refunding Revenue, Callable 4/1/17 @ 100, 5.250%, 4/1/19	150,697
975,000	Maryland Economic Development Corp., Public Health Laboratory Public Improvements Revenue, 5.000%, 6/1/20	1,145,918
420,000	Maryland Economic Development Corp., Public Health Laboratory Public Improvements Revenue, Callable 6/1/21 @ 100, 5.000%, 6/1/26	484,399
735,000	Maryland Economic Development Corp., University of Maryland College Park Projects, Refunding Revenue (AGC), 5.000%, 6/1/16	772,845

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	Maryland — (continued)
$ 555,000	Maryland Environmental Service, Mid Shore II Regional Landfill, Resource Recovery Improvements Revenue, 4.000%, 11/1/17	$601,331
1,000,000	Maryland Health & Higher Educational Facilities Authority, Calvert Health System, Health, Hospital, Nursing Home Improvements, Refunding Revenue, Callable 07/01/23 @ 100, OID, 5.000%, 7/1/38	1,114,130
1,090,000	Maryland Health & Higher Educational Facilities Authority, Carroll Hospital, Refunding Revenue, Series A, 5.000%, 7/1/19	1,232,561
900,000	Maryland Health & Higher Educational Facilities Authority, College of Notre Dame, Refunding Revenue, 4.000%, 10/1/19	978,381
1,000,000	Maryland Health & Higher Educational Facilities Authority, Frederick Memorial Hospital, Refunding Revenue, Series A, 5.000%, 7/1/22	1,151,580
500,000	Maryland Health & Higher Educational Facilities Authority, Greater Baltimore Medical Center, Refunding Revenue, Series A, Callable 7/1/22 @ 100, 5.000%, 7/1/26	575,235
1,000,000	Maryland Health & Higher Educational Facilities Authority, Johns Hopkins Health System, Health, Hospital, Nursing Home Improvements Revenue, Callable 7/1/22 @ 100, 5.000%, 7/1/25	1,183,140
530,000	Maryland Health & Higher Educational Facilities Authority, Maryland Institute College of Art, Refunding Revenue, Callable 6/1/22 @ 100, 5.000%, 6/1/23	612,844
1,000,000	Maryland Health & Higher Educational Facilities Authority, MedStar Health Inc., Health, Hospital, Nursing Home Improvements Revenue, Series B, Callable 8/15/23 @ 100, 5.000%, 8/15/38	1,107,630
810,000	Maryland Health & Higher Educational Facilities Authority, Peninsula Regional Medical Center, Health, Hospital, Nursing Home Improvements Revenue, Callable 7/1/16 @ 100, 5.000%, 7/1/26	855,514
400,000	Maryland Health & Higher Educational Facilities Authority, University of Maryland Medical System, Refunding Revenue, 5.000%, 7/1/19	457,700
1,160,000	Maryland Stadium Authority, Refunding Revenue, 5.000%, 6/15/23	1,413,901
500,000	Maryland State Department of Transportation, Transit Improvements Revenue, Second Issue, Callable 9/1/18 @ 100, 5.000%, 9/1/23	572,885
1,100,000	Maryland State Transportation Authority, Grant & Revenue Anticipation, Highway Improvements Revenue, Callable 3/1/19 @ 100, OID, 5.000%, 3/1/20	1,263,262
1,005,000	Maryland State Transportation Authority, Grant & Revenue Anticipation, Transit Improvements Revenue, 5.000%, 3/1/16	1,060,335
635,000	Maryland State Transportation Authority, Transportation Facilities Project, Highway Revenue, Series A, 5.000%, 7/1/19	737,375

Continued

Sterling Capital Maryland Intermediate Tax-Free Fund
Schedule of Portfolio Investments — (continued) December 31, 2014 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	Maryland — (continued)
$1,000,000	Maryland State Transportation Authority, Transportation Facilities Project, Highway Revenue, Series A, Callable 7/1/19 @ 100, 5.000%, 7/1/22	$1,153,830
590,000	Maryland, State & Local Facilities, Loan Public Improvements G.O., Second Series, Callable 7/15/18 @ 100, 5.000%, 7/15/23	672,146
500,000	Montgomery County, MD, Department Liquor Control Public Improvements Revenue, Series A, Callable 4/1/21 @ 100, OID, 4.500%, 4/1/26	555,000
1,000,000	Montgomery County, MD, Public Transportation Equipment Transit Improvements Certificate of Participation, 4.000%, 5/1/17	1,070,700
1,025,000	Montgomery County, MD, Revenue Authority, Refunding Revenue, 5.000%, 5/1/22	1,220,949
750,000	Montgomery County, MD, Water Quality Public Improvements Revenue, Series A, Callable 4/1/20 @ 100, 5.000%, 4/1/30	864,008
890,000	Montgomery County, MD, West Germantown Development District, Refunding, Special Tax, 4.000%, 7/1/23	986,280
530,000	Talbot County, MD, Public School Improvements G.O., 5.000%, 12/15/16	576,486
1,140,000	Washington County, MD, Refunding G.O., 4.000%, 1/1/21	1,293,136

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	Maryland — (continued)
$500,000	Washington Suburban Sanitary Commission, Water Supply G.O., Callable 6/1/17 @ 100, 4.000%, 6/1/20	$535,830

		33,618,338

	Total Municipal Bonds (Cost $33,863,832)	35,436,209

Shares
MONEY MARKET FUND — 4.3%
1,592,080	Federated Tax-Free Obligations Fund, Institutional Shares	1,592,080

	Total Money Market Fund (Cost $1,592,080)	1,592,080

Total Investments — 99.8% (Cost $35,455,912)		37,028,289
Net Other Assets (Liabilities) — 0.2%		82,649

NET ASSETS — 100.0%		$37,110,938

AGC — Assured Guaranty Corp.

AMBAC — American Municipal Bond Assurance Corp.

G.O. — General Obligation

OID — Original Issue Discount

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital North Carolina Intermediate Tax-Free Fund
Schedule of Portfolio Investments December 31, 2014 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — 98.9%
	North Carolina — 98.9%
$2,335,000	Appalachian State University, University & College Improvements Revenue, Callable 10/1/21 @ 100, 5.000%, 10/1/24	$2,746,544
2,405,000	Appalachian State University, University & College Improvements Revenue, Callable 10/1/21 @ 100, 4.750%, 10/1/27	2,739,511
1,000,000	Beaufort County, NC, Refunding Revenue Limited Obligation, Callable 6/1/22 @ 100, 5.000%, 6/1/24	1,158,060
1,000,000	Beaufort County, NC, Refunding Revenue Limited Obligation, Callable 6/1/22 @ 100, 5.000%, 6/1/26	1,147,190
1,065,000	Broad River Water Authority, NC, Water System Refunding Revenue, Callable 6/1/15 @ 100, (XLCA), 5.000%, 6/1/18	1,080,357
1,025,000	Buncombe County Metropolitan Sewerage District, Sewer Improvements Revenue, Callable 7/1/24 @ 100, 5.000%, 7/1/39	1,197,057
1,985,000	Buncombe County, NC, Public Improvements Revenue, Series A, 4.000%, 6/1/17	2,140,108
2,000,000	Buncombe County, NC, Refunding Revenue, Limited Obligations, Series A, 5.000%, 6/1/20	2,352,880
1,000,000	Cabarrus County, NC, Installment Financing Contract, Correctional Facility Improvements Certificate of Participation, Series C, Callable 6/1/18 @ 100, OID, 5.000%, 6/1/23	1,122,520
1,960,000	Cabarrus County, NC, Installment Financing Contract, School Improvements Certificate of Participation, 5.000%, 1/1/17	2,127,502
1,685,000	Cabarrus County, NC, Installment Financing Contract, School Improvements Certificate of Participation, Callable 1/1/19 @ 100, 5.000%, 1/1/20	1,921,591
1,730,000	Cabarrus County, NC, Installment Financing Contract, School Improvements Certificate of Participation, Callable 1/1/19 @ 100, 5.000%, 1/1/23	1,964,225
1,240,000	Cape Fear Public Utility Authority, Water & Sewer System, Improvements Refunding Revenue, 5.000%, 8/1/21	1,487,789
1,475,000	Cape Fear Public Utility Authority, Water & Sewer System, Improvements Refunding Revenue, Callable 8/1/21 @ 100, 5.000%, 8/1/26	1,710,793
1,535,000	Cape Fear Public Utility Authority, Water & Sewer System, Improvements Refunding Revenue, Callable 8/1/21 @ 100, 5.000%, 8/1/28	1,763,393
1,160,000	Cape Fear Public Utility Authority, Water & Sewer System, Improvements Revenue, Callable 8/1/18 @ 100, 5.000%, 8/1/26	1,307,308
1,030,000	Cape Fear Public Utility Authority, Water & Sewer System, Improvements Revenue, Callable 8/1/18 @ 100, 5.000%, 8/1/31	1,145,638
1,000,000	Catawba County, NC, School Improvements Refunding Revenue, 4.000%, 10/1/19	1,114,170
1,000,000	Catawba County, NC, School Improvements Refunding Revenue, 4.000%, 10/1/20	1,122,830

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	North Carolina — (continued)
$1,000,000	Charlotte, NC, Charlotte Douglas International Airport Refunding Revenue, Callable 7/1/24 @ 100, 5.000%, 7/1/31	$1,176,920
1,000,000	Charlotte, NC, Port, Airport & Marina Improvements Revenue, Series A, Callable 7/1/20 @ 100, 5.000%, 7/1/27	1,138,200
1,280,000	Charlotte, NC, Storm Water Fee Public, Improvements Revenue, Callable 6/1/16 @ 100, 5.000%, 6/1/20	1,361,152
1,000,000	Charlotte, NC, Storm Water Fee Public, Improvements Revenue, Callable 6/1/16 @ 100, 5.000%, 6/1/23	1,063,700
1,000,000	Charlotte, NC, Water & Sewer System, Refunding Revenue, Series B, Callable 7/1/20 @ 100, 5.000%, 7/1/25	1,179,490
1,000,000	Charlotte-Mecklenburg Hospital Authority, Carolinas Health Care System, Refunding Revenue, Series A, 5.000%, 1/15/17	1,089,490
2,000,000	Chatham County, NC, Refunding Revenue (County Guaranteed), 5.000%, 12/1/28	2,522,680
2,000,000	Concord, NC, Utilities Systems, Refunding Revenue, Series B, Callable 12/1/19 @ 100, 5.000%, 12/1/22	2,269,560
1,000,000	Durham Capital Financing Corp., Limited Obligation Refunding Revenue, 5.000%, 6/1/21	1,197,180
1,410,000	Durham County, NC, Industrial Facilities & Pollution Control Financing Authority, Research Triangle Institute, University & College Improvements Revenue, 5.000%, 2/1/20	1,627,211
2,000,000	Durham County, NC, Public Improvements Certificate of Participation, Series A, Callable 6/1/19 @ 100, 5.000%, 6/1/24	2,293,120
1,750,000	Fayetteville, NC, Public Works Commission, Electric Light & Power Improvements Revenue, Callable 3/1/24 @ 100, 4.000%, 3/1/27	1,965,617
1,085,000	Franklin County, NC, Public Facilities Projects, Certificate of Participation, Callable 9/1/17 @ 100 (NATL-RE), 5.000%, 9/1/22	1,192,567
1,000,000	Henderson County, NC, School Improvements Certificate of Participation, Series A (AMBAC), 5.000%, 6/1/16	1,061,040
1,030,000	Henderson County, NC, University & College Improvements Revenue, Series B, 4.000%, 12/1/16	1,095,405
1,010,000	Holly Springs, NC, Public Improvements Revenue, Callable 10/1/24 @ 100, 5.000%, 10/1/27	1,227,978
1,150,000	Iredell County, NC, School Improvements Project, Certificate of Participation, Callable 6/1/16 @ 100 (AMBAC), 5.000%, 6/1/22	1,220,437
1,000,000	Iredell County, NC, School Improvements Project, Certificate of Participation, Callable 6/1/16 @ 100 (AMBAC), 5.000%, 6/1/23	1,060,270
1,000,000	Lee County, NC, Public Facilities Projects, School Improvements Certificate of Participation, Callable 4/1/17 @ 100 (AGM), 5.000%, 4/1/19	1,091,590

Continued

Sterling Capital North Carolina Intermediate Tax-Free Fund
Schedule of Portfolio Investments — (continued) December 31, 2014 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	North Carolina — (continued)
$1,570,000	Lenoir County, NC, Refunding G.O., 4.000%, 2/1/19	$1,740,094
1,705,000	Lenoir County, NC, Refunding G.O., 4.000%, 2/1/20	1,911,271
1,750,000	Lincoln County, NC, Refunding G.O., Series A, 5.000%, 6/1/18	1,982,417
2,535,000	Lincoln County, NC, Refunding G.O., Series A, 4.000%, 6/1/19	2,828,781
800,000	Lincolnton, NC, Combined Enterprise System,
	Refunding Revenue, Callable 5/1/15 @ 100 (XLCA), 5.000%, 5/1/17	807,360
2,000,000	Mecklenburg County, NC, Refunding G.O., 5.000%, 2/1/21	2,399,660
1,280,000	Monroe, NC, Combined Enterprise System, Refunding Revenue (AGM), 4.000%, 3/1/19	1,410,266
1,460,000	Mooresville, NC, Telecommunications Improvements Certificate of Participation, 5.000%, 9/1/16	1,563,134
1,855,000	New Hanover County, NC, New Hanover County Projects, Refunding Revenue, 5.000%, 12/1/19	2,169,089
1,015,000	New Hanover County, NC, New Hanover County Projects, Refunding Revenue, 5.000%, 12/1/20	1,205,739
1,270,000	New Hanover County, NC, New Hanover Regional Medical, Refunding Revenue, Callable 10/1/21 @ 100, 5.000%, 10/1/23	1,442,796
1,000,000	New Hanover County, NC, Regional Medical Center, Health Hospital, Nursing Home Improvements Revenue, Series A, Callable 10/1/19 @ 100 (AGM), 5.000%, 10/1/21	1,139,650
1,050,000	New Hanover County, NC, Regional Medical Center, Health Hospital, Nursing Home Improvements Revenue, Series A, Callable 10/1/19 @ 100 (AGM), 5.000%, 10/1/22	1,185,923
1,305,000	North Carolina Capital Facilities Finance Agency, Johnson & Wales University Project, Refunding Revenue, 5.000%, 4/1/21	1,521,212
1,000,000	North Carolina Capital Facilities Finance Agency, Johnson & Wales University Project, Refunding Revenue, Callable 4/1/23 @ 100, 5.000%, 4/1/25	1,170,870
1,000,000	North Carolina Eastern Municipal Power Agency, Electric, Lights & Power Improvements Revenue, Series A, Callable 7/1/22 @ 100, 5.000%, 1/1/25	1,159,630
2,170,000	North Carolina Eastern Municipal Power Agency, Electric, Lights & Power Improvements Revenue, Series A, OID, 6.400%, 1/1/21	2,515,095
1,000,000	North Carolina Eastern Municipal Power Agency, Refunding Revenue, Series A, Callable 1/1/16 @ 100 (AMBAC), 5.250%, 1/1/20	1,047,740
2,015,000	North Carolina Medical Care Commission, Blue Ridge Healthcare, Refunding Revenue, Series A, 4.000%, 1/1/16	2,073,979

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	North Carolina — (continued)
$1,005,000	North Carolina Medical Care Commission, First Mortgage Deerfield, Health, Hospital, Nursing Home Improvements Revenue, Series A, Callable 11/1/18 @ 100, OID, 6.000%, 11/1/33	$1,123,409
1,500,000	North Carolina Medical Care Commission, Firsthealth Carolina, Refunding Revenue, Series C, OID, 4.000%, 10/1/18	1,650,915
5,000,000	North Carolina Medical Care Commission, Health Care Facilities, Duke University Health System, Health, Hospital, Nursing Home Improvements Revenue, Callable 6/1/22 @ 100, Series A, 5.000%, 6/1/32	5,678,200
915,000	North Carolina Medical Care Commission, Health Care Facilities, Refunding Revenue, Appalachian Regional Healthcare System, Series A, 5.000%, 7/1/19	1,020,042
1,180,000	North Carolina Medical Care Commission, Health Care Facilities, Refunding Revenue, Appalachian Regional Healthcare System, Series A, 5.375%, 7/1/20	1,349,094
1,000,000	North Carolina Medical Care Commission, Mission Health Combine Group, Refunding Revenue, Callable 10/1/17 @ 100 (AGM-CR), 5.000%, 10/1/25	1,097,340
3,030,000	North Carolina Medical Care Commission, North Carolina Baptist Hospital, Refunding Revenue, 5.000%, 6/1/20	3,526,405
1,530,000	North Carolina Medical Care Commission, North Carolina Baptist Hospital, Refunding Revenue, Callable 6/1/20 @ 100, 5.250%, 6/1/29	1,737,728
2,600,000	North Carolina Medical Care Commission, Rex Healthcare, Refunding Revenue, Series A, 5.000%, 7/1/17	2,850,718
860,000	North Carolina Medical Care Commission, Stanly Memorial Hospital Project, Health, Hospital, Nursing Home Improvements Revenue, Callable 1/7/15 @ 100, OID, 6.250%, 10/1/19	860,877
2,780,000	North Carolina Medical Care Commission, Vidant Health Care Facilities, Refunding Revenue, Series A, Callable 6/1/22 @ 100, 5.000%, 6/1/24	3,208,120
1,260,000	North Carolina Medical Care Commission, Wakemed Refunding Revenue, Series A, 5.000%, 10/1/22	1,477,249
2,000,000	North Carolina Medical Care Commission, Wakemed, Refunding Revenue, Series A, Callable 10/1/22 @ 100, 5.000%, 10/1/27	2,282,100
745,000	North Carolina Municipal Power Agency No. 1, Catawba Electric Power, Refunding Revenue, Series A, Callable 1/1/18 @ 100, 5.250%, 1/1/20	824,804
2,500,000	North Carolina Municipal Power Agency No. 1, Catawba Electric Power, Refunding Revenue, Series B, Callable 1/1/20 @ 100, 5.000%, 1/1/21	2,875,725
2,000,000	North Carolina State University at Raleigh, Refunding Revenue, Series A, Callable 10/1/23 @ 100, 5.000%, 10/1/28	2,407,260

Continued

Sterling Capital North Carolina Intermediate Tax-Free Fund
Schedule of Portfolio Investments — (continued) December 31, 2014 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	North Carolina — (continued)
$1,000,000	North Carolina State, Annual Appropriation, Public Improvements Revenue, Series A, Callable 5/1/19 @ 100, 5.000%, 5/1/24	$1,158,010
3,665,000	North Carolina State, Highway Improvements Vehicle, Revenue, Callable 3/1/19 @ 100, 5.000%, 3/1/21	4,172,639
4,000,000	North Carolina State, Highway Improvements Vehicle, Revenue, Callable 9/1/17 @ 100, 4.000%, 3/1/23(a)	4,287,320
4,550,000	North Carolina State, Public Improvements, Revenue, Series C, Callable 5/1/21 @ 100, 4.000%, 5/1/23	5,054,504
2,380,000	North Carolina State, Refunding G.O., Series B, 5.000%, 4/1/17	2,613,407
1,000,000	North Carolina State, Water Utility Improvements, Clean Water G.O., Series A, Callable 3/1/16 @ 100, 5.000%, 3/1/17	1,052,650
1,250,000	Onslow County, NC, Refunding G.O., 5.000%, 12/1/21	1,502,325
1,520,000	Onslow Water & Sewer Authority, Water Utility Improvements Revenue, Series B, Callable 2/27/15 @ 100 (XLCA), 5.000%, 6/1/21	1,525,898
1,365,000	Orange County, NC, Public Facilities Co., Public Improvements, Revenue, Callable 10/1/21 @ 100, 5.000%, 10/1/23	1,613,812
1,105,000	Pasquotank County, NC, Refunding Certificate of Participation (NATL-RE), 5.250%, 6/1/18	1,235,434
1,000,000	Pasquotank County, NC, Refunding Certificate of Participation (NATL-RE), 5.250%, 6/1/19	1,139,360
1,210,000	Pender County, NC, Limited Obligation Refunding Revenue, Callable 6/1/22 @ 100, 5.000%, 6/1/26	1,415,688
1,390,000	Pitt County, NC, Certificate of Participation, Refunding, Callable 4/1/22 @ 100, 5.000%, 4/1/24	1,635,446
1,395,000	Pitt County, NC, Certificate of Participation, Refunding, Callable 4/1/22 @ 100, 5.000%, 4/1/25	1,631,215
2,160,000	Raleigh Durham Airport Authority, Refunding Revenue, Series B1, Callable 5/1/20 @ 100, 5.000%, 11/1/28	2,477,606
1,500,000	Raleigh, NC, Combined Enterprise System, Refunding Revenue, Series A, Callable 3/1/23 @ 100, 5.000%, 3/1/27	1,805,115
1,615,000	Raleigh, NC, Combined Enterprise System, Refunding Revenue, Series A, Callable 3/1/23 @ 100, 5.000%, 3/1/28	1,928,633
1,070,000	Raleigh, NC, Public Improvements, Revenue, Series A, Callable 10/1/24 @ 100, 4.000%, 10/1/31	1,158,896
1,525,000	Rockingham County, NC, Public Improvements Certificate of Participation (Assured Guaranty), 5.000%, 4/1/17	1,666,993
1,510,000	Rockingham County, NC, Refunding Revenue, 5.000%, 4/1/18	1,687,984
1,000,000	Union County, NC, Enterprise Systems, Refunding Revenue, Series A, Callable 12/1/21 @ 100, 4.000%, 12/1/22	1,138,500
2,205,000	Union County, NC, Refunding G.O., Series A, 5.000%, 3/1/22	2,673,629

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	North Carolina — (continued)
$1,000,000	Union County, NC, Refunding Revenue, 5.000%, 12/1/23	$1,227,980
2,285,000	University of North Carolina at Greensboro, Refunding Revenue, Callable 4/1/21 @ 100, 5.000%, 4/1/23	2,675,963
1,695,000	University of North Carolina at Greensboro, University & College Improvements Revenue, Callable 4/1/24 @ 100, 5.000%, 4/1/28	2,022,101
3,260,000	University of North Carolina System, Appalachian State University, Refunding Revenue, Series B1, Callable 4/1/20 @ 100, 5.250%, 10/1/22	3,823,165
3,130,000	University of North Carolina System, Asheville/Wilmington, Refunding Revenue, Series C, Callable 4/1/20 @ 100 (Assured Guaranty), 5.000%, 10/1/20	3,641,880
1,485,000	University of North Carolina System, Asheville/Wilmington, Refunding Revenue, Series C, Callable 4/1/20 @ 100 (Assured Guaranty), 5.250%, 10/1/24	1,732,416
1,975,000	University of North Carolina System, The University of North Carolina at Greensboro, Refunding Revenue, Series B2, 5.000%, 4/1/17	2,161,223
1,000,000	University of North Carolina System, University & College Improvements, General Trust Indenture Revenue, Series C, 4.500%, 10/1/17	1,088,130
230,000	University of North Carolina System, University & College Improvements, Prerefunded Revenue, Series A, Callable 10/1/16 @ 100 (NATL-RE), 5.000%, 10/1/17	248,409
775,000	University of North Carolina System, University & College Improvements, Unrefunded Revenue, Series A, Callable 10/1/16 @ 100 (NATL-RE), 5.000%, 10/1/17	832,908
2,125,000	Watauga Public Facilities Corp., Revenue, Series A, Callable 6/1/22 @ 100, 5.000%, 6/1/24	2,497,768
1,000,000	Watauga Public Facilities Corp., Revenue, Series A, Callable 6/1/22 @ 100, 5.000%, 6/1/26	1,153,700
1,000,000	Winston-Salem State University Foundation LLC, Refunding Revenue, Callable 4/1/22 @ 100, 5.000%, 4/1/25	1,119,220
1,000,000	Winston-Salem, NC, Transit Improvements, Refunding Revenue, Series C, Callable 6/1/24 @ 100, 5.000%, 6/1/30	1,188,260
1,165,000	Winston-Salem, NC, Water & Sewer System, Refunding Revenue, Series A, 5.000%, 6/1/24	1,455,295
1,000,000	Winston-Salem, NC, Water & Sewer System, Refunding Revenue, Series A, Callable 6/1/17 @ 100, 5.000%, 6/1/19	1,103,800
1,875,000	Winston-Salem, NC, Water & Sewer System, Refunding Revenue, Series A, Callable 6/1/24 @ 100, 5.000%, 6/1/25	2,329,238

Continued

Sterling Capital North Carolina Intermediate Tax-Free Fund
Schedule of Portfolio Investments — (continued) December 31, 2014 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	North Carolina — (continued)
$1,000,000	Winston-Salem, NC, Water & Sewer System, Refunding Revenue, Series A, Callable 6/1/24 @ 100, 5.000%, 6/1/28	$1,220,780

	Total Municipal Bonds (Cost $188,880,465)	199,525,065

Shares
MONEY MARKET FUND — 0.5%
1,108,631	Federated North Carolina Municipal Cash Trust, Institutional Shares	1,108,631

	Total Money Market Fund (Cost $1,108,631)	1,108,631

Total Investments — 99.4% (Cost $189,989,096)		200,633,696
Net Other Assets (Liabilities) — 0.6%		1,175,048

NET ASSETS — 100.0%		$201,808,744

(a)

The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of December 31, 2014. The maturity date reflected is the final maturity date.

AGM — Assured Guaranty Municipal Corp.

AMBAC — American Municipal Bond Assurance Corp.

CR — Custodial Receipts

G.O. — General Obligation

NATL — National Public Finance Guarantee Corp.

OID — Original Issue Discount

RE — Reinsurance

XLCA — XL Capital Assurance

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital South Carolina Intermediate Tax-Free Fund
Schedule of Portfolio Investments December 31, 2014 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — 97.2%
	South Carolina — 97.2%
$1,000,000	Anderson Regional Joint Water System, Refunding Revenue, Series A, Callable 7/15/21 @ 100, 5.000%, 7/15/25	$1,149,450
1,095,000	Anderson, SC, Water & Sewer, Refunding Revenue (AGM), 5.000%, 7/1/19	1,260,137
1,000,000	Beaufort County, SC, School District, Refunding G.O., Series A, Callable 3/1/17 @ 100 (AGM, SCSDE), 5.000%, 3/1/27	1,083,510
215,000	Camden, SC, Combined Public Utility System, Unrefunded, Combined Refunding & Improvement Revenue, Callable 2/27/15 @ 100 (NATL), 5.000%, 3/1/15	215,839
760,000	Cayce, SC, Waterworks & Sewer Systems Refunding & Improvements Revenue, Series A (XLCA), 5.250%, 7/1/16	810,563
595,000	Cayce, SC, Waterworks & Sewer Systems Refunding & Improvements Revenue, Series A (XLCA), 5.250%, 7/1/20	695,418
1,000,000	Charleston County, SC, Capital Improvements Transportation Sales Tax, Public Improvements G.O., Callable 11/1/21 @ 100 (State Aid Withholding), 5.000%, 11/1/22	1,221,640
1,000,000	Charleston County, SC, Port, Airport & Marina Improvements Revenue, 5.000%, 12/1/22	1,204,000
2,500,000	Charleston Educational Excellence Finance Corp., Charleston County School Refunding Revenue, 5.000%, 12/1/21	3,003,925
1,355,000	Coastal Carolina University, University & College Improvements Revenue, Callable 6/1/24 @ 100, 5.000%, 6/1/34	1,566,217
1,295,000	College of Charleston, University & College Improvements Refunding Revenue, Series A, Callable 4/1/21 @ 100, 5.000%, 4/1/25	1,473,788
1,000,000	College of Charleston, University & College Improvements Revenue, Series A, Callable 4/1/24 @ 100, 5.000%, 4/1/25	1,198,910
1,095,000	Columbia, SC, Recreational Facilities Improvements Revenue, Callable 2/1/24 @ 100, 4.000%,2/1/31	1,182,381
1,170,000	Easley Combined Utility System, Refunding Revenue, Callable 12/1/19 @ 100 (Assured Guaranty), 5.000%, 12/1/24	1,365,542
1,135,000	East Richland County Public Service District, Refunding Revenue, 4.000%, 1/1/22	1,283,378
200,000	Educational Facilities Authority, Wofford College, University & College Improvements Revenue, Series A, 4.000%, 4/1/15	201,838
600,000	Educational Facilities Authority, Wofford College, University & College Improvements Revenue, Series B, 2.000%, 4/1/27(a)	600,984
1,000,000	Florence County, SC, McLeod Regional Medical Center Project, Refunding Revenue, Callable 11/1/24 @ 100, 5.000%, 11/1/28	1,174,770
1,895,000	Florence County, SC, Public Improvements, G.O., (State Aid Withholding), 4.000%, 6/1/20	2,135,570
1,000,000	Greenville County, SC, School District Building Refunding Revenue, 5.000%, 12/1/22	1,201,650
1,075,000	Greenville County, SC, School District Building Refunding Revenue, Callable 12/1/16 @ 100, 5.000%, 12/1/22	1,163,494

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	South Carolina — (continued)
$ 570,000	Greenville County, SC, School District Building Refunding Revenue, Callable 12/1/16 @ 100, OID, 4.250%, 12/1/21	$606,651
1,340,000	Greenville Health System, Hospital System Board, Refunding Revenue, 5.000%, 5/1/21	1,556,651
1,000,000	Greenville Health System, Hospital System Board, Refunding Revenue, Callable 5/1/22 @ 100, 5.000%, 5/1/31	1,127,230
1,000,000	Greenwood County, SC, Self Regional Healthcare Refunding Revenue, Series B, Callable 4/1/22 @ 100, 5.000%, 10/1/24	1,149,420
530,000	Greenwood County, SC, Self Regional Healthcare Revenue, Callable 10/1/19 @ 100, OID, 5.000%, 10/1/23	594,469
1,175,000	Greenwood, SC, Combined Public Utility Revenue, Series A, 4.000%, 12/1/18	1,289,045
500,000	Kershaw County, SC, Kershaw County School District Project, Refunding Revenue (AGC), 5.000%, 12/1/16	540,155
1,460,000	Lancaster Educational Assistance Program, Inc., SC, Lancaster County School District Refunding Revenue, Series B, Callable 12/1/23 @ 100, 5.000%, 12/1/24	1,736,699
1,000,000	Lexington County, SC, Health Services District, Inc., Refunding Revenue, Callable 11/1/17 @ 100, 5.000%, 11/1/23	1,101,990
760,000	Lexington County, SC, Health Services District, Inc., Refunding Revenue, Callable 11/1/21 @ 100, 5.000%, 11/1/22	880,878
1,000,000	Lexington County, SC, School District No. 1, G.O., Series C (SCSDE), 5.000%, 2/1/21	1,193,370
1,000,000	Lexington One School Facilities Corp., Lexington County School District No. 1 Revenue, 5.000%, 12/1/16	1,081,080
940,000	Lexington, SC, Combined Waterworks & Sewer System Refunding Revenue, Callable 4/1/21 @100, 5.000%, 4/1/22	1,094,395
535,000	Oconee County, SC, Duke Power Co. Project Refunding Revenue, 3.600%, 2/1/17	564,965
810,000	Orangeburg County, SC, School District No. 5, Refunding G.O. (SCSDE), 5.000%, 3/1/21	959,032
970,000	Piedmont Municipal Power Agency, Power System Refunding Revenue, Series A3, 5.000%, 1/1/16	1,014,785
550,000	Piedmont Municipal Power Agency, Power System Refunding Revenue, Series A3 (Assured Guaranty), 5.000%, 1/1/18	613,299
1,000,000	Piedmont Municipal Power Agency, Power System Refunding Revenue, Series B, Callable 1/1/22 @ 100, 4.000%, 1/1/23	1,107,970
420,000	Piedmont Municipal Power Agency, Power System, Prerefunded, Refunding Revenue (NATL-RE), OID, 5.375%, 1/1/25	467,813
1,000,000	Renewable Water Resources Sewage System, Refunding Revenue, 4.000%, 1/1/20	1,115,390
1,000,000	Rock Hill, SC, Combined Utility System, Refunding & Improvements Revenue, Series B (AGM), 5.000%, 1/1/20	1,156,500
1,000,000	Rock Hill, SC, Combined Utility System, Refunding Revenue, Series A, Callable 1/1/22 @100 (AGM),5.000%, 1/1/23	1,172,950

Continued

Sterling Capital South Carolina Intermediate Tax-Free Fund
Schedule of Portfolio Investments — (continued) December 31, 2014 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	South Carolina — (continued)
$1,000,000	Rock Hill, SC, Hospital Fee Pledge, Refunding Revenue, Callable 4/1/23 @100, 5.000%, 4/1/33	$1,124,930
1,090,000	Rock Hill, SC, Ltd. Obligations, Hospitality Fee Pledge, Refunding Revenue, 5.000%, 4/1/21	1,265,741
1,235,000	SCAGO Educational Facilities Corp. for Pickens School District, Pickens County Project, School Improvements Revenue, Callable 12/1/16 @ 100 (AGM), 5.000%, 12/1/18	1,345,854
825,000	SCAGO Educational Facilities Corp. for Pickens School District, Pickens County Project, School Improvements Revenue, Callable 12/1/16 @ 100 (AGM), 5.000%, 12/1/19	897,881
500,000	SCAGO Public Facilities Corp. for Georgetown County, Georgetown County Project, Refunding Revenue, Series A, 5.000%, 12/1/18	563,635
500,000	SCAGO Public Facilities Corp. for Georgetown County, Georgetown County Project, Refunding Revenue, Series A, 5.000%, 12/1/19	573,340
550,000	South Carolina Jobs-Economic Development Authority, AnMed Health Project, Refunding & Improvement Revenue, Series B (Assured Guaranty), 5.000%, 2/1/19	622,991
1,000,000	South Carolina Jobs-Economic Development Authority, Bons Secours Health System, Inc., Refunding Revenue, Callable 11/1/22 @ 100, 5.000%, 11/1/24	1,159,830
1,500,000	South Carolina Jobs-Economic Development Authority, Conway Hospital Income Project, Health, Hospital, Nursing Home Improvements Revenue, Callable 7/1/22 @ 100, 5.000%, 7/1/23	1,714,245
500,000	South Carolina Jobs-Economic Development Authority, Palmetto Health Facilities, Refunding Revenue, Series A (AGM), 5.000%, 8/1/19	564,935
500,000	South Carolina Jobs-Economic Development Authority, Palmetto Health, Refunding & Improvement Facilities Revenue, OID, 5.000%, 8/1/18	548,725
1,150,000	South Carolina State Ports Authority, Port, Airport & Marina Improvements Revenue, 5.000%, 7/1/19	1,314,807
1,030,000	South Carolina State Public Service Authority, Refunding Revenue, Series A, Callable 1/1/19 @ 100, 5.000%, 1/1/27	1,154,537
1,015,000	South Carolina State Public Service Authority, Refunding Revenue, Series A, Callable 1/1/19 @ 100, 5.000%, 1/1/32	1,126,132

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	South Carolina — (continued)
$1,225,000	South Carolina State Public Service Authority, Refunding Revenue, Series B, Callable 1/1/16 @ 100 (NATL-RE), 5.000%, 1/1/22	$1,280,419
1,000,000	Spartanburg Regional Health Services District, Refunding Revenue, Series A, 5.000%, 4/15/20	1,148,260
600,000	Spartanburg Regional Health Services District, Refunding Revenue, Series A, Callable 4/15/18 @ 100 (Assured Guaranty), 5.250%, 4/15/21	663,312
830,000	Three Rivers Solid Waste Authority, Solid Waste Disposal Facilities, Refunding Revenue, 4.500%, 12/15/16	883,817
500,000	University of South Carolina, Refunding Revenue, Series A, Callable 5/1/20 @ 100, 5.000%, 5/1/28	570,805

	Total Municipal Bonds (Cost $63,019,661)	65,841,937

Shares
MONEY MARKET FUND — 1.3%
898,715	Federated Tax-Free Obligations Fund, Institutional Shares	898,715

	Total Money Market Fund (Cost $898,715)	898,715

Total Investments — 98.5% (Cost $63,918,376)		66,740,652
Net Other Assets (Liabilities) — 1.5%		1,024,668

NET ASSETS — 100.0%		$67,765,320

(a)

The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of December 31, 2014. The maturity date reflected is the final maturity date.

AGC — Assured Guaranty Corp.

AGM — Assured Guaranty Municipal Corp.

G.O. — General Obligation

NATL — National Public Finance Guarantee Corp.

OID — Original Issue Discount

RE — Reinsurance

SCAGO — South Carolina Association of Governmental Organizations

SCSDE — South Carolina School District Enhancement

XLCA — XL Capital Assurance

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital Virginia Intermediate Tax-Free Fund
Schedule of Portfolio Investments December 31, 2014 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — 97.5%
	District of Columbia — 1.7%
$1,160,000	Metropolitan Washington Airports Authority, Port, Airport & Marina Improvement Revenue, Series A, Callable 10/1/20 @ 100, 5.000%, 10/1/23	$1,361,167
625,000	Metropolitan Washington Airports Authority, Refunding Revenue, Series B, Callable 10/1/19 @ 100, 5.000%, 10/1/21	722,406

		2,083,573

	Virginia — 95.8%
1,000,000	Albemarle County, VA, Economic Development Authority, Albemarle County Project, Public Improvements Revenue, 5.000%, 6/1/21	1,187,160
1,730,000	Albemarle County, VA, Economic Development Authority, Albemarle County Project, Public Improvements Revenue, Callable 6/1/22 @ 100, 5.000%,6/1/23	2,063,734
2,760,000	Albemarle County, VA, Economic Development Authority, Refunding Revenue, 5.000%, 6/1/20	3,234,444
1,000,000	Alexandria, VA, Public Improvements G.O., Series A, 5.000%, 6/15/16	1,067,390
1,000,000	Alexandria, VA, Refunding G.O. (State Aid Withholding), 5.000%, 6/15/21	1,205,590
1,000,000	Arlington County, VA, Industrial Development Authority, VA Hospital Center Arlington, Refunding Revenue, 5.000%, 7/1/18	1,122,540
1,100,000	Chesterfield County, VA, Economic Development Authority, Electric & Power, Refunding Revenue, Series A, Callable 5/1/19 @ 100, 5.000%, 5/1/23	1,264,901
1,145,000	Culpeper County, VA, Economic Development Authority, VA Capital Projects, Refunding Revenue, Callable 6/1/24 @ 100, 4.000%, 6/1/26	1,278,793
1,410,000	Fairfax County, VA, Economic Development Authority, Community Services Facilities Project, Health, Hospital, Nursing, Home Improvements, Revenue, Series A, 4.500%, 3/1/21	1,631,159
1,875,000	Fairfax County, VA, Economic Development Authority, Goodwin House Inc., Refunding Revenue, Callable 10/1/17 @ 100, 5.000%, 10/1/27	1,985,419
2,500,000	Fairfax County, VA, Economic Development Authority, Laurel Hill Public Facilities Project, Refunding Revenue, Series A, 5.000%, 6/1/22	3,006,950
1,000,000	Fairfax County, VA, Industrial Development Authority, Inova Health System Project, Refunding Revenue, (AGM-CR), OID, 5.250%, 8/15/19	1,116,760
595,000	Fairfax County, VA, Industrial Development Authority, Inova Health Systems Project, Refunding Revenue, Series C, 5.000%, 5/15/18	674,224
2,160,000	Fairfax County, VA, Sewer Improvements Revenue, Callable 7/15/21 @ 100, 5.000%, 7/15/22	2,594,160
965,000	Falls Church, VA, Public Improvements, G.O. (State Aid Withholding), 5.000%, 7/1/20	1,145,764

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	Virginia — (continued)
$1,000,000	Fredericksburg Economic Development Authority, Mary Washington Healthcare Obligation Group, Refunding Revenue, Callable 6/15/24 @ 100, 5.000%, 6/15/26	$1,125,240
1,350,000	Hampton, VA, Public Improvements, G.O. (State Aid Withholding), 5.000%, 4/1/21	1,617,084
1,000,000	Hampton, VA, Public Improvements, Refunding G.O., Series A, Callable 1/15/19 @100, 5.000%, 1/15/21	1,141,900
1,060,000	James City County, VA, Economic Development Authority, Capital Projects, Refunding Revenue, 4.000%, 6/15/21	1,201,786
1,700,000	Leesburg, VA, Refunding G.O., Callable 1/15/24 @ 100, (State Aid Withholding), 4.000%, 1/15/27	1,915,118
1,665,000	Loudoun County, VA, Industrial Development Authority, Refunding Revenue, 4.000%, 12/15/22	1,917,414
1,020,000	Loudoun County, VA, Public Improvements G.O., Series B, (State Aid Withholding), 5.000%, 12/1/16	1,107,883
1,465,000	Montgomery County, VA, Economic Development Authority, Virginia Tech Foundation, Refunding Revenue, Series A, Callable 6/1/20 @ 100, 5.000%, 6/1/27	1,691,782
2,460,000	Montgomery County, VA, Economic Development Authority, Virginia Tech Foundation, Refunding Revenue, Series A, Callable 6/1/21 @ 100, 5.000%, 6/1/24	2,857,684
1,315,000	Montgomery County, VA, Industrial Development Authority, Public Projects, Public Improvements, Revenue, 5.000%, 2/1/18	1,472,787
1,445,000	Montgomery County, VA, Industrial Development Authority, Public Projects, Public Improvements, Revenue, Callable 2/1/18 @ 100, 5.000%, 2/1/24	1,591,826
2,000,000	Newport News, VA, General Water Improvements, Refunding G.O., Series A, 4.000%, 7/15/20	2,262,200
1,000,000	Newport News, VA, General Water Improvements, Refunding G.O., Series B, 5.250%, 7/1/21	1,215,900
1,000,000	Norfolk, VA, Economic Development Authority, Bon Secours Health System, Inc., Refunding Revenue, Callable 11/1/22 @ 100, 5.000%, 11/1/29	1,131,940
1,000,000	Norfolk, VA, Economic Development Authority, Sentara Healthcare Facilities, Refunding Revenue, Series B, Callable 11/1/22 @ 100, 5.000%, 11/1/25	1,167,650
1,000,000	Norfolk, VA, Economic Development Authority, Sentara Healthcare, Refunding Revenue, Series B, Callable 11/1/22 @ 100, 5.000%, 11/1/24	1,174,740
1,465,000	Norfolk, VA, Economic Development Authority, Sentara Healthcare, Refunding Revenue, Series B, Callable 11/1/22 @ 100, 5.000%, 11/1/36	1,665,939

Continued

Sterling Capital Virginia Intermediate Tax-Free Fund
Schedule of Portfolio Investments — (continued) December 31, 2014 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	Virginia — (continued)
$1,000,000	Norfolk, VA, Water Utility Improvements Revenue, Callable 11/1/18 @ 100, 5.000%, 11/1/23	$1,135,010
1,000,000	Pittsylvania County, VA, School Improvements G.O., Series B, 5.000%, 2/1/19	1,142,790
1,320,000	Pittsylvania County, VA, School Improvements G.O., Series B, Callable 2/1/19 @ 100, OID, 5.200%, 2/1/20	1,508,390
1,775,000	Pittsylvania County, VA, School Improvements G.O., Series B, Callable 2/1/19 @ 100, OID, 5.375%, 2/1/21	2,055,361
1,160,000	Poquoson, VA, Refunding G.O., (State Aid Withholding), 5.000%, 2/15/21	1,381,398
1,700,000	Portsmouth, VA, Public Improvements, Refunding G.O., Series A, Callable 2/1/23 @ 100, (State Aid Withholding), 5.000%, 2/1/27	2,026,519
1,325,000	Portsmouth, VA, Public Utilities, Refunding G.O., Series A, Callable 7/15/22 @ 100, (State Aid Withholding), 5.000%, 7/15/24	1,583,627
1,440,000	Portsmouth, VA, Refunding G.O., Series B, Callable 7/15/19 @ 100, 5.250%, 7/15/23	1,671,840
1,055,000	Portsmouth, VA, Refunding G.O., Series D, Callable 7/15/20 @ 100, 5.000%, 7/15/21	1,236,355
1,400,000	Prince William County, VA, County Facilities, Refunding Certificate of Participation, 3.500%, 10/1/18	1,510,474
1,150,000	Prince William County, VA, County Facilities, Refunding Certificate of Participation, 5.000%, 10/1/21	1,368,787
1,595,000	Prince William County, VA, Industrial Development Authority, Novant Health Obligation Group, Refunding Revenue, Callable 11/1/22 @ 100, 4.000%, 11/1/33	1,645,849
1,520,000	Richmond Metropolitan Authority, Expressway, Refunding Revenue, (NATL), 5.250%, 7/15/16	1,622,068
2,000,000	Richmond, VA, Public Improvements, Refunding G.O., Series A, Callable 3/1/24 @ 100 (State Aid Withholding), 5.000%, 3/1/28	2,415,780
1,400,000	Riverside, VA, Regional Jail Authority, Refunding Revenue, 5.000%, 7/1/20	1,635,214
1,760,000	Riverside, VA, Regional Jail Authority, Refunding Revenue, 5.000%, 7/1/22	2,093,696
1,415,000	Roanoke, VA, Economic Development Authority, Carillion Health System, Remarketing, Refunding Revenue, Series C, (AGM), 5.000%, 7/1/17	1,556,245
1,100,000	Smyth County, VA, Industrial Development Authority, Mountain States Health Alliance Refunding Revenue, 5.000%, 7/1/15	1,120,669
885,000	Smyth County, VA, Industrial Development Authority, Mountain States Health Alliance Refunding Revenue, 5.000%, 7/1/20	988,642
1,000,000	Smyth County, VA, Industrial Development Authority, Mountain States Health Alliance Refunding Revenue, Callable 7/1/20 @ 100, OID, 5.000%, 7/1/23	1,102,320
1,530,000	Smyth County, VA, Public Improvement, Refunding G.O., Series A, Callable 11/1/21 @ 100 (State Aid Withholding), 5.000%, 11/1/25	1,776,315

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	Virginia — (continued)
$1,220,000	Spotsylvania County, VA, Economic Development Authority, Refunding Revenue, 5.000%, 6/1/22	$1,468,319
1,420,000	Spotsylvania County, VA, Water & Sewer System, Refunding Revenue, Series A, Callable 6/1/20 @ 100, 5.000%, 6/1/28	1,629,067
1,515,000	Stafford County & Staunton Industrial Development Authority, Virginia Municipal League Association, Public Improvements Revenue, Series I, 4.000%, 2/1/16	1,570,570
2,425,000	Suffolk, VA, Public Improvements, Refunding G.O., Series A, (NATL-RE), 5.000%, 2/1/17	2,646,499
465,000	Suffolk, VA, Unrefunded, Refunding G.O., Callable 12/1/15 @ 100, 5.000%, 12/1/18	485,009
1,100,000	Virginia Biotechnology Research Partnership Authority, Constructions Laboratories Project, Refunding Revenue, 5.000%, 9/1/19	1,277,870
2,500,000	Virginia College Building Authority, 21st Century College & Equipment, University & College Improvements Revenue, Series A (State Intercept), 5.000%, 2/1/22	3,003,925
845,000	Virginia College Building Authority, 21st Century College & Equipment, University & College Improvements Revenue, Series A, Callable 2/1/18 @ 100, (State Intercept), 5.000%, 2/1/21	945,217
1,000,000	Virginia College Building Authority, Educational Refunding Revenue, Series A, (State Intercept), 5.000%, 9/1/19	1,164,160
1,805,000	Virginia College Building Authority, Public Higher Education Financing Program, Refunding Revenue, Series B, (State Intercept), 5.000%, 9/1/20	2,136,127
1,850,000	Virginia Commonwealth Transportation Board, Federal Transportation Grant, Transit Improvements, Revenue, Series B, Callable 9/15/22 @ 100, 5.000%, 3/15/23	2,239,443
1,500,000	Virginia Port Authority, Port, Airport & Marina Improvements Revenue, Callable 7/1/20 @ 100, 5.000%, 7/1/28	1,729,500
2,000,000	Virginia Public Building Authority, Public Improvements Revenue, Series A, Callable 8/1/21 @ 100, 5.000%, 8/1/26	2,353,860
1,000,000	Virginia Public School Authority, School Financing 1997 Resolution, School Improvement Revenue, Series B, Callable 8/1/17 @100, (NATL-RE), 5.000%, 8/1/26	1,101,220
1,150,000	Virginia Resources Authority, State Revolving Fund, Refunding Revenue, 5.500%, 10/1/17	1,298,040
1,835,000	Virginia Small Business Financing Authority, Sentara Healthcare Refunding Revenue, 4.000%, 11/1/16	1,948,220
1,255,000	Western Regional Jail Authority, Correctional Facilities Improvement Revenue, Callable 6/1/17 @ 100, (NATL-RE), 4.750%, 6/1/23	1,363,005
920,000	Winchester, VA, Economic Development Authority, Valley Health System Obligated Group, Hospital Refunding Revenue, Series A, Callable 1/1/24 @ 100, 5.000%, 1/1/26	1,077,642

Continued

Sterling Capital Virginia Intermediate Tax-Free Fund
Schedule of Portfolio Investments — (continued) December 31, 2014 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	Virginia — (continued)
$2,000,000	York County, VA, Economic Development Authority, Electric & Power, Refunding Revenue, Series A, 1.875%, 5/1/33(a)	$2,031,440
845,000	York County, VA, Economic Development Authority, VA Capital Projects, Refunding Revenue, 4.000%, 7/15/22	958,653

		115,842,996

	Total Municipal Bonds (Cost $112,052,488)	117,926,569

Shares		Fair Value
MONEY MARKET FUND — 1.1%
1,369,651	Federated Virginia Municipal Money Market Portfolio, Institutional Shares	$1,369,651

	Total Money Market Fund (Cost $1,369,651)	1,369,651

Total Investments — 98.6% (Cost $113,422,139)		119,296,220
Net Other Assets (Liabilities) — 1.4%		1,703,180

NET ASSETS — 100.0%		$120,999,400

(a)

The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of December 31, 2014. The maturity date reflected is the final maturity date.

AGM — Assured Guaranty Municipal Corp.

CR — Custodial Receipts

G.O. — General Obligation

NATL — National Public Finance Guarantee Corp.

OID — Original Issue Discount

RE — Reinsurance

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital West Virginia Intermediate Tax-Free Fund
Schedule of Portfolio Investments December 31, 2014 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — 98.0%
$1,060,000	Berkeley County, WV, Building Commission, Judicial Center Project, Refunding Revenue, Callable 9/1/21 @ 100, 4.500%, 9/1/23	$1,188,249
1,085,000	Berkeley County, WV, Building Commission, Lease Refunding Revenue, Callable 12/1/22 @ 100, 4.000%, 12/1/26	1,183,692
975,000	Berkeley County, WV, Public Service Sewer District, Sewer Improvements Revenue, Series A, Callable 3/2/15 @ 100, 5.000%, 3/1/22	981,396
670,000	Braxton County, WV, Board of Education, Public School Improvements G.O., Callable 5/1/18 @ 100, (AGM, West Virginia Board Commission), 5.000%, 5/1/23	749,623
1,450,000	Cabell County, WV, Board of Education, School Improvements G.O., (NATL-RE), 5.000%, 5/1/16	1,538,131
1,215,000	Fairmont State University, WV, University & College Improvements, Refunding Revenue, Series B, 4.000%, 6/1/19	1,334,665
1,005,000	Fairmont State University, WV, University & College Improvements, Refunding Revenue, Series A, Callable 6/1/21 @ 100, 5.000%, 6/1/23	1,153,137
1,495,000	Fairmont State University, WV, University & College Improvements, Refunding Revenue, Series B, Callable 6/1/21 @ 100, 5.000%, 6/1/23	1,715,363
1,100,000	Fairmont, WV, Waterworks Refunding Revenue, Series D, Callable 7/1/19 @100, (AGM), 4.000%, 7/1/24	1,164,284
2,250,000	Greenbrier County, WV, Board of Education, Public School Improvements G.O., (AGM), 5.000%, 5/1/18	2,541,713
1,605,000	Jefferson County, WV, Board of Education Public School, Refunding G.O., (West Virginia Board Commission), 4.000%, 5/1/19	1,772,032
715,000	Jefferson County, WV, Board of Education Public School, Refunding G.O., (West Virginia Board Commission), 4.000%, 5/1/20	796,453
1,700,000	Marshall University, WV, Refunding Revenue, 5.000%, 5/1/19	1,944,630
1,390,000	Marshall University, WV, University & College Improvements Revenue, Callable 5/1/21 @ 100, 5.000%,5/1/26	1,575,509
1,560,000	Marshall University, WV, University & College Improvements Revenue, Callable 5/1/21 @ 100, 5.000%,5/1/27	1,760,756
1,000,000	Mason County, WV, Appalachian Power Co., Industrial Improvements Revenue, Series L, 1.625%, 10/1/22(a)	1,000,160
1,545,000	Monongalia County, WV, Board of Education, Public School Refunding G.O., (West Virginia Board Commission), 5.000%, 5/1/20	1,804,761
1,000,000	Monongalia County, WV, Board of Education, Public School Refunding G.O., Callable 5/1/22 @ 100, (West Virginia Board Commission), 5.000%, 5/1/23	1,192,410
675,000	Monongalia County, WV, Board of Education, Public School Refunding G.O., Callable 5/1/22 @ 100, (West Virginia Board Commission), 5.000%, 5/1/31	775,703

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
$965,000	Monongalia County, WV, Board of Education, Public School Refunding G.O., Callable 5/1/22 @ 100, (West Virginia Board Commission), 5.000%, 5/1/33	$1,101,393
775,000	Monongalia County, WV, Building Commission Justice Center, Public Improvements Revenue, Series A, 4.000%, 2/1/21	858,033
405,000	Monongalia County, WV, Building Commission Justice Center, Public Improvements Revenue, Series A, Callable 2/1/21 @ 100, 4.000%, 2/1/22	443,823
815,000	Monongalia County, WV, Building Commission, Health System Obligated Group Refunding Revenue, Callable 7/1/21 @ 100, OID, 6.250%, 7/1/31	956,704
1,205,000	Monongalia County, WV, Building Commission, Health, Hospital, Nursing Home Improvement Revenue, Series A, Callable 7/1/15 @ 100, 5.250%, 7/1/20	1,227,063
570,000	Ohio County, WV, County Commission, Fort Henry Centre Financing District, Public Improvement, Tax Allocation, Series A, 5.350%, 6/1/17	600,740
860,000	Pleasants County, WV, Board of Education, Public School Improvements G.O., 4.000%, 5/1/21	963,312
295,000	Pleasants County, WV, Board of Education, Public School Improvements G.O., Callable 5/1/21 @ 100, 4.000%, 5/1/22	327,338
1,210,000	Pleasants County, WV, Board of Education, Public School Improvements G.O., Callable 5/1/21 @ 100, 4.000%, 5/1/23	1,332,089
1,165,000	Pleasants County, WV, Board of Education, Public School Improvements G.O., Callable 5/1/21 @ 100, 4.000%, 5/1/24	1,271,749
1,000,000	Preston County, WV, Board of Education, Public School Improvements G.O., (West Virginia Board Commission), 3.000%, 5/1/19	1,070,390
1,655,000	Preston County, WV, Board of Education, Public School Improvements G.O., (West Virginia Board Commission), 4.000%, 5/1/21	1,871,706
1,285,000	Princeton, WV, Princeton Community Hospital Project, Refunding Revenue, Series A, 5.000%, 5/1/22	1,425,656
1,365,000	Princeton, WV, Princeton Community Hospital Project, Refunding Revenue, Series A, Callable 5/1/22 @ 100, 5.000%, 5/1/27	1,461,697
2,005,000	Putnam County, WV, Board of Education, Public School Improvements, G.O., (West Virginia Board Commission), 4.000%, 5/1/19	2,233,891
1,000,000	Putnam County, WV, Board of Education, Public School Improvements, G.O., Callable 5/1/20 @ 100, (West Virginia Board Commission), 4.000%, 5/1/22	1,105,500
1,400,000	Shepherd University Board of Governors, Residence Facilities Projects, University & College Improvements, Revenue, Callable 6/1/15 @ 100, (NATL-RE), 5.000%, 6/1/25	1,427,020
1,215,000	West Virginia Economic Development Authority, Correctional Juvenile Public Safety Facilities Lease, Refunding Revenue, Series A, 5.000%, 6/1/19	1,397,736

Continued

Sterling Capital West Virginia Intermediate Tax-Free Fund
Schedule of Portfolio Investments — (continued) December 31, 2014 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
$3,000,000	West Virginia Economic Development Authority, Correctional Juvenile Public Safety Facilities Lease, Refunding Revenue, Series A, Callable 6/1/22 @ 100, 5.000%, 6/1/25	$3,529,440
4,685,000	West Virginia Economic Development Authority, Correctional Juvenile Public Safety Facilities Lease, Refunding Revenue, Series A, Callable 6/1/22 @ 100, 5.000%, 6/1/26	5,488,337
750,000	West Virginia Economic Development Authority, Department of Environmental Protection Lease, Refunding Revenue, Series B, 4.000%, 11/1/21	831,503
1,000,000	West Virginia Economic Development Authority, Ohio Power Co. Amos Project, Resource Recovery Improvements Revenue, Series A, 3.125%, 3/1/43(a)	1,006,060
1,710,000	West Virginia Economic Development Authority, The Diamond Project, Refunding Revenue, 3.000%, 12/15/18	1,814,891
1,890,000	West Virginia Economic Development Authority, The Diamond Project, Refunding Revenue, Callable 12/15/18 @ 100, 3.000%, 12/15/19	2,007,369
670,000	West Virginia Higher Education Policy Commission, Community & Technology Capital Improvements Revenue, Series A, 5.000%, 7/1/17	735,305
1,600,000	West Virginia Higher Education Policy Commission, Higher Education Facilities, Refunding Revenue, Series A, 5.000%, 4/1/20	1,861,248
250,000	West Virginia Higher Education Policy Commission, Higher Educational Facilities, Refunding Revenue, Series B, Callable 3/2/15 @100,(NATL),5.000%,4/1/16	250,963
440,000	West Virginia Hospital Finance Authority, Charleston Area Medical Center, Inc., Health, Hospital, Nursing Home Improvements Revenue, Series A, OID, 6.500%, 9/1/16	468,270
2,000,000	West Virginia Hospital Finance Authority, United Health System Obligation, Health, Hospital, Nursing Home Improvements Refunding Revenue, Series A, Callable 6/1/23 @ 100, OID, 5.375%, 6/1/38	2,283,820
515,000	West Virginia Hospital Finance Authority, Valley Health System Obligated Group, Refunding Revenue, 5.000%, 1/1/24	617,274
630,000	West Virginia Hospital Finance Authority, Valley Health System Obligated Group, Refunding Revenue, Callable 1/1/24 @ 100, 5.000%, 1/1/26	740,685
1,555,000	West Virginia Housing Development Fund, Refunding Revenue, Series A, 2.750%, 11/1/20	1,602,490
1,855,000	West Virginia School Building Authority, Capital Improvements, Refunding Revenue, Series A, Callable 7/1/17 @ 100, (NATL), 5.000%, 7/1/18	2,056,063
1,650,000	West Virginia School Building Authority, Capital Improvements, Refunding Revenue, Series A, Callable 7/1/17 @ 100, (NATL), 5.000%, 7/1/19	1,827,259

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
$3,700,000	West Virginia School Building Authority, Capital Improvements, Refunding Revenue, Series A, Callable 7/1/17 @ 100, (NATL), 5.000%, 7/1/20	$ 4,083,690
500,000	West Virginia School Building Authority, Lottery Capital Improvements Revenue, Callable 7/1/24 @ 100, Series A, 5.000%, 7/1/27	602,545
1,265,000	West Virginia School Building Authority, Lottery Capital Improvements Revenue, Callable 7/1/24 @ 100, Series A, 5.000%, 7/1/28	1,512,055
1,300,000	West Virginia School Building Authority, School Improvements Revenue, 5.000%, 7/1/18	1,466,439
1,050,000	West Virginia School Building Authority, School Improvements Revenue, Callable 7/1/18 @ 100, OID, 5.000%, 7/1/27	1,171,485
1,840,000	West Virginia School Building Authority, School Improvements Revenue, Callable 7/1/18 @100, 5.250%, 7/1/21	2,082,604
1,890,000	West Virginia State Building Commission, Regional Jail Refunding Revenue, Series A, (AMBAC), 5.375%, 7/1/21	2,143,203
1,320,000	West Virginia State Parkways Economic Development & Tourism Authority, Refunding Revenue (NATL, G.O. of Authority), 5.250%, 5/15/17	1,455,485
2,000,000	West Virginia State Parkways Economic Development & Tourism Authority, Refunding Revenue (NATL, G.O. of Authority), 5.250%, 5/15/19	2,318,160
1,000,000	West Virginia State Water Development Authority, Loan Program II, Refunding Revenue, Series A-II, Callable 11/1/23 @ 100, 5.000%, 11/1/26	1,184,530
2,525,000	West Virginia State Water Development Authority, Loan Program II, Refunding Revenue, Series A-II, Callable 11/1/23 @ 100, 5.000%, 11/1/27	2,976,041
500,000	West Virginia University, University Projects, University & College Improvements Revenue, Series B, 5.000%, 10/1/19	581,545
1,500,000	West Virginia University, University Projects, University & College Improvements Revenue, Series B, 5.000%, 10/1/20	1,771,140
1,750,000	West Virginia University, University Projects, University & College Improvements Revenue, Series B, Callable 10/1/21 @ 100, 5.000%, 10/1/30	2,014,250
1,530,000	West Virginia University, University Projects, University & College Improvements, Refunding Revenue, Series A, Callable 10/1/22 @ 100, 5.000%, 10/1/35	1,756,088

	Total Municipal Bonds (Cost $96,963,526)	101,488,744

Continued

Sterling Capital West Virginia Intermediate Tax-Free Fund
Schedule of Portfolio Investments — (continued) December 31, 2014 (Unaudited)

Shares		Fair Value
MONEY MARKET FUND — 1.5%
1,579,652	Federated Tax-Free Obligations Fund, Institutional Shares	$1,579,652

	Total Money Market Fund (Cost $1,579,652)	1,579,652

Total Investments — 99.5% (Cost $98,543,178)		103,068,396
Net Other Assets (Liabilities) — 0.5%		560,318

NET ASSETS — 100.0%		$103,628,714

(a)

The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of December 31, 2014. The maturity date reflected is the final maturity date.

AGM — Assured Guaranty Municipal Corp.

AMBAC — American Municipal Bond Assurance Corp.

G.O. — General Obligation

NATL — National Public Finance Guarantee Corp.

OID — Original Issue Discount

RE — Reinsurance

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital Strategic Allocation Conservative Fund
Schedule of Portfolio Investments December 31, 2014 (Unaudited)

Shares		Fair Value
EQUITY FUNDS — 39.4%
379,037	Sterling Capital Behavioral International Equity Fund, Institutional Shares(a)	$3,680,449
98,979	Sterling Capital Equity Income Fund, Institutional Shares(a)	1,843,979
79,751	Sterling Capital Special Opportunities Fund, Institutional Shares(a)	1,852,626

	Total Equity Funds (Cost $6,779,722)	7,377,054

FIXED INCOME FUND — 58.1%
1,014,033	Sterling Capital Total Return Bond Fund, Institutional Shares(a)	10,870,431

	Total Fixed Income Fund (Cost $10,413,490)	10,870,431

MONEY MARKET FUND — 2.1%
385,311	Federated Treasury Obligations Fund, Institutional Shares	385,311
	Total Money Market Fund (Cost $385,311)	385,311
Total Investments — 99.6% (Cost $17,578,523)		18,632,796
Net Other Assets (Liabilities) — 0.4%		68,262

NET ASSETS — 100.0%		$18,701,058

(a)	Investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940.

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital Strategic Allocation Balanced Fund
Schedule of Portfolio Investments December 31, 2014 (Unaudited)

Shares		Fair Value
EQUITY FUNDS — 59.3%
1,151,864	Sterling Capital Behavioral International Equity Fund, Institutional Shares(a)	$11,184,596
300,758	Sterling Capital Equity Income Fund, Institutional Shares(a)	5,603,113
242,368	Sterling Capital Special Opportunities Fund, Institutional Shares(a)	5,630,215

	Total Equity Funds (Cost $20,856,224)	22,417,924

FIXED INCOME FUND — 38.2%
1,345,879	Sterling Capital Total Return Bond Fund, Institutional Shares(a)	14,427,826

	Total Fixed Income Fund (Cost $13,936,991)	14,427,826

MONEY MARKET FUND — 2.3%
879,518	Federated Treasury Obligations Fund, Institutional Shares	879,518

	Total Money Market Fund (Cost $879,519)	879,518

Total Investments — 99.8% (Cost $35,672,734)		37,725,268
Net Other Assets (Liabilities) — 0.2%		62,297

NET ASSETS — 100.0%		$37,787,565

(a)	Investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940.

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital Strategic Allocation Growth Fund
Schedule of Portfolio Investments December 31, 2014 (Unaudited)

Shares		Fair Value
EQUITY FUNDS — 74.5%
1,025,954	Sterling Capital Behavioral International Equity Fund, Institutional Shares(a)	$9,962,013
267,847	Sterling Capital Equity Income Fund, Institutional Shares(a)	4,989,990
215,839	Sterling Capital Special Opportunities Fund, Institutional Shares(a)	5,013,933

	Total Equity Funds (Cost $18,504,684)	19,965,936

FIXED INCOME FUND — 23.2%
580,492	Sterling Capital Total Return Bond Fund, Institutional Shares(a)	6,222,871

	Total Fixed Income Fund (Cost $6,074,602)	6,222,871

MONEY MARKET FUND — 2.2%
573,050	Federated Treasury Obligations Fund, Institutional Shares	573,050

	Total Money Market Fund (Cost $573,050)	573,050

Total Investments — 99.9% (Cost $25,152,336)		26,761,857
Net Other Assets (Liabilities) — 0.1%		31,479

NET ASSETS — 100.0%		$26,793,336

(a)	Investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940.

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital Funds
Notes to Schedules of Portfolio Investments (Unaudited) December 31, 2014

1.	Organization:

Sterling Capital Funds (the “Trust”) commenced operations on October 5, 1992 and is registered under the Investment Company Act of 1940, as amended (“the 1940 Act”), as an open-end investment company established as a Massachusetts business trust.

The Trust offers shares of Sterling Capital Large CapValue Diversified Fund, Sterling Capital MidValue Fund, Sterling Capital Small CapValue Diversified Fund, Sterling Capital Special Opportunities Fund, Sterling Capital Equity Income Fund, Sterling Capital Long/Short Equity Fund, Sterling Capital Behavioral International Equity Fund, Sterling Capital Ultra Short Bond Fund, Sterling Capital Short Duration Bond Fund, Sterling Capital Intermediate U.S. Government Fund, Sterling Capital Total Return Bond Fund, Sterling Capital Corporate Fund, Sterling Capital Securitized Opportunities Fund, Sterling Capital Kentucky Intermediate Tax-Free Fund, Sterling Capital Maryland Intermediate Tax-Free Fund, Sterling Capital North Carolina Intermediate Tax-Free Fund, Sterling Capital South Carolina Intermediate Tax-Free Fund, Sterling Capital Virginia Intermediate Tax-Free Fund, Sterling Capital West Virginia Intermediate Tax-Free Fund, Sterling Capital Strategic Allocation Conservative Fund, Sterling Capital Strategic Allocation Balanced Fund and Sterling Capital Strategic Allocation Growth Fund (referred to individually as a “Fund” and collectively as the “Funds”). Sterling Capital Kentucky Intermediate Tax-Free Fund, Sterling Capital Maryland Intermediate Tax-Free Fund, Sterling Capital North Carolina Intermediate Tax-Free Fund, Sterling Capital South Carolina Intermediate Tax-Free Fund, Sterling Capital Virginia Intermediate Tax-Free Fund and Sterling Capital West Virginia Intermediate Tax-Free Fund are referred to as the “Tax-Free Funds.” Sterling Capital Strategic Allocation Conservative Fund, Sterling Capital Strategic Allocation Balanced Fund and Sterling Capital Strategic Allocation Growth Fund are referred to as the “Funds of Funds.” The Funds, excluding the Funds of Funds, are referred to as the “Variable Net Asset Value Funds.” The Funds of Funds invest in underlying mutual funds as opposed to individual securities.

All Funds, other than the Tax-Free Funds, are “diversified” funds, as defined in the 1940 Act. The Tax-Free Funds are non-diversified funds, which means they may invest in the securities of a limited number of issuers.

By owning shares of underlying investment companies, each of the Funds of Funds invests, to varying degrees, in securities of U.S. and non-U.S. companies, including small and medium sized companies, and in fixed-income securities. Funds of Funds with exposure to underlying equity funds may include funds that invest in real estate of other similar securities. In addition, underlying investment companies may invest in derivatives.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Funds. The policies are in conformity with United States generally accepted accounting principles (“U.S. GAAP”). The preparation of these schedules requires management to make estimates and assumptions that affect the reported amounts. Actual results could differ from those estimates.

Securities Valuation — Investments in securities held by the Variable Net Asset Value Funds, the principal market for which is a securities exchange or an over-the-counter market, are valued at their latest available sale price (except for those securities that are traded on NASDAQ, which will be valued at the NASDAQ official closing price) or in the absence of such a price, by reference to the latest available bid price in the principal market in which such securities are normally traded. The Variable Net Asset Value Funds may also use an independent pricing service approved by the Board of Trustees (the “Board”) to value certain securities, including the use of electronic and matrix techniques. Short-term obligations without significant credit risk that mature in 60 days or less are valued at either amortized cost or original cost plus interest, which approximates fair value. Investments in open-end investment companies, including underlying funds invested in by the Funds of Funds, are valued at their respective net asset values as reported by such companies. Investments in closed-end investment companies and exchange traded funds are valued at their market values based upon the latest available sale price or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The differences between cost and fair value of investments are reflected as either unrealized appreciation or depreciation. Securities for which market quotations are not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price) will be fair valued in accordance with procedures established in good faith under the general supervision of the Board.

Fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Sterling Capital Behavioral International Equity Fund’s net asset value is calculated; such securities may be valued at fair value in accordance with procedures adopted by the Board.

Sterling Capital Funds
Notes to Schedules of Portfolio Investments (Unaudited) — (continued) December 31, 2014

Fair Value Measurements — The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – based on significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. During the period ended December 31, 2014, there were no significant changes to the valuation policies and procedures.

The summary of inputs used to determine the fair value of each Fund’s investments as of December 31, 2014 is as follows:

	Level 1– Quoted Prices	Level 2– Other Significant Observable Inputs	Level 3– Significant Unobservable Inputs	Total
Assets:
Investments in Securities
Sterling Capital Large Cap Value Diversified Fund	$ 286,378,262(a)	$ —	$—	$ 286,378,262
Sterling Capital Mid Value Fund	752,880,339(a)	—	—	752,880,339
Sterling Capital Small Cap Value Diversified Fund	138,089,161(a)	—	—	138,089,161
Sterling Capital Special Opportunities Fund	1,038,970,477(a)	—	—	1,038,970,477
Sterling Capital Equity Income Fund	1,988,530,608(a)	—	—	1,988,530,608
Sterling Capital Long/Short Equity Fund	89,707,884(a)	1,491,250	—	91,199,134
Sterling Capital Behavioral International Equity Fund	2,631,208(a)	22,384,914	—	25,016,122
Sterling Capital Ultra Short Bond Fund	197,487(b)	59,513,652(a)	—	59,711,139
Sterling Capital Short Duration Bond Fund	1,212,382(b)	90,928,820(a)	—	92,141,202
Sterling Capital Intermediate U.S. Government Fund	13,921(b)	31,927,939(a)	—	31,941,860
Sterling Capital Total Return Bond Fund	12,631,753(b)	638,656,503(a)	—	651,288,256
Sterling Capital Corporate Fund	1,274,823(b)	55,007,900(a)	—	56,282,723
Sterling Capital Securitized Opportunities Fund	602,567(b)	37,111,392(a)	—	37,713,959
Sterling Capital Kentucky Intermediate Tax-Free Fund	270,641(b)	14,558,280(a)	—	14,828,921
Sterling Capital Maryland Intermediate Tax-Free Fund	1,592,080(b)	35,436,209(a)	—	37,028,289
Sterling Capital North Carolina Intermediate Tax-Free Fund	1,108,631(b)	199,525,065(a)	—	200,633,696
Sterling Capital South Carolina Intermediate Tax-Free Fund	898,715(b)	65,841,937(a)	—	66,740,652
Sterling Capital Virginia Intermediate Tax-Free Fund	1,369,651(b)	117,926,569(a)	—	119,296,220
Sterling Capital West Virginia Intermediate Tax-Free Fund	1,579,652(b)	101,488,744(a)	—	103,068,396
Sterling Capital Strategic Allocation Conservative Fund	18,632,796(a)	—	—	18,632,796
Sterling Capital Strategic Allocation Balanced Fund	37,725,268(a)	—	—	37,725,268
Sterling Capital Strategic Allocation Growth Fund	26,761,857(a)	—	—	26,761,857

Liabilities:
Investments Sold Short
Sterling Capital Long/Short Equity Fund	$ 28,086,957(a)	$ —	$—	$ 28,086,957
Other Financial Instruments-
Written Options (Equity Risk)
Sterling Capital Special Opportunities Fund (c)	506,300	—	—	506,300
Sterling Capital Equity Income Fund (c)	1,564,250	—	—	1,564,250

(a)	Industries, countries or security types are disclosed in the Schedules of Portfolio Investments.
(b)	Represents money market funds and/or certain preferred stocks.
(c)	Other financial instruments are written options shown at value.

The Funds’ policy is to recognize transfers in and transfers out as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the period ended December 31, 2014.

Sterling Capital Funds
Notes to Schedules of Portfolio Investments (Unaudited) — (continued) December 31, 2014

Credit Enhancements — Certain obligations held in the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements; and third party insurance (i.e., AMBAC).

Risks Associated with Foreign Securities and Currencies — Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries. Certain foreign investments may also be subject to foreign withholding taxes.

Mortgage Dollar Rolls — The Variable Net Asset Value Funds may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date at an agreed-upon price. The market value of the securities that a Fund is required to purchase may decline below the agreed upon repurchase price of those securities. Pools of mortgages collateralizing those securities may have different prepayment histories than those sold. During the period between the sale and repurchase, a Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in additional instruments for a Fund, and the income from these investments will generate income for a Fund. If such income does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will diminish the investment performance of a Fund compared with what the performance would have been without the use of dollar rolls. The Funds account for mortgage dollar roll transactions as purchases and sales.

Options Contracts — Sterling Capital Special Opportunities Fund and Sterling Capital Equity Income Fund write (sell) “covered” call options on securities and purchase options on securities to close out options previously written by them. Sterling Capital Long/Short Equity Fund purchases put options, which gives a Fund the right to sell a specified amount of an underlying security at a specified price within a specified time. These transactions are entered into to hedge against changes in security prices (equity risk) or for the purposes of earning additional income (i.e., speculation).

The risk associated with purchasing an option is that a Fund pays a premium whether or not the option is exercised. Additionally, the Funds bear the risk of loss of the premium and change in value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as other securities owned. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

In writing an option, a Fund contracts with a specified counterparty to purchase (put option written) or sell (call option written) a specified quantity (notional amount) of an underlying asset at a specified price during a specified period upon demand of the counterparty. The risk associated with writing an option is that the Funds bear the market risk of an unfavorable change in the price of an underlying asset and are required to buy or sell an underlying asset under the contractual terms of the option at a price different from the current value. The Funds execute transactions in both listed and over-the-counter options. When purchasing over-the-counter options, a Fund bears the risk of economic loss from counterparty default, equal to the market value of the option. Listed options involve minimal counterparty risk since the listed options are guaranteed against default by the exchange on which they trade. Transactions in over-the-counter options expose the Funds to the risk of default by the counterparty to the transaction. In the event of default by the counterparty to the over-the-counter transaction, the Funds’ maximum amount of loss is the premium paid (as the purchaser) or the unrealized depreciation of the contract (as the writer).

Sterling Capital Funds
Notes to Schedules of Portfolio Investments (Unaudited) — (continued) December 31, 2014

Sterling Capital Special Opportunities and Sterling Capital Equity Income Funds invested in written options to economically hedge the downside exposure by collecting a premium when sold against the equity holding. The following is a summary of written call options outstanding as of December 31, 2014:

	Number of Contracts	Value
Sterling Capital Special Opportunities Fund
Apple, Inc., $115.00, 2/20/15	1,000	$(301,000)
Citrix Systems, Inc., $75.00, 1/17/15	1,000	(4,000)
EOG Resources, Inc., $110.00, 4/17/15	700	(107,800)
Halliburton Co., $70.00, 1/17/15	500	(500)
HCA Holdings, Inc., $80.00, 1/17/15	1,000	(5,000)
Lennar Corp, Class A, $48.00, 2/20/15	1,000	(88,000)

	5,200	$(506,300)

Sterling Capital Equity Income Fund
AbbVie, Inc., $65.00, 2/20/15	2,000	$(642,000)
Anthem, Inc., $140.00, 3/20/15	1,000	(175,000)
Time Warner Cable, Inc., $150.00, 1/17/15	1,225	(747,250)

	4,225	$(1,564,250)

Short Sales — Sterling Capital Long/Short Equity Fund enters into short sale transactions in which it sells a security it may not hold in anticipation of a decline in the market price of that security. When the Fund makes a short sale, it will borrow the security sold short and deliver the security to the counterparty to which it sold the security short. An amount equal to the proceeds received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. The Fund is required to repay the counterparty any dividends received on the security sold short, which is shown as dividend expense in the Statements of Operations. The Fund may pay a fee on the assets borrowed from the counterparty, which is shown as service fees on securities sold short in the Statements of Operations. The Fund maintains a segregated account of deposits of cash with the broker-dealer as collateral for the short sales. The Fund may receive interest on the cash collateral deposited with the broker-dealer. These positions are speculative and may be more risky than “long” positions because the cost of the replacement security or derivative is unknown. Short selling strategies typically reduce returns relative to “long only” strategies during rising equity markets, and involve risk of significant losses; potential loss on uncovered short positions is unlimited. Short selling strategies also involve significant transaction costs.

When-Issued and Forward Commitments — The Funds may purchase securities on a “when-issued” basis. Sterling Capital Large Cap Value Diversified Fund, Sterling Capital Mid Value Fund, Sterling Capital Small Cap Value Diversified Fund, Sterling Capital Special Opportunities Fund and Sterling Capital Equity Income Fund may also purchase or sell securities on a forward commitment basis. The Funds record when-issued securities on the trade date and pledge assets with a value at least equal to the purchase commitment for payment of the securities purchased. The value of the securities underlying when-issued or forward commitments to purchase securities, and any subsequent fluctuation in their value, is taken into account when determining the net asset value of the Funds commencing with the date the Funds agree to purchase the securities. The Funds do not accrue interest or dividends on “when-issued” securities until the underlying securities are received.

3.	Investments in Affiliated Issuers:

A summary of the Funds’ transactions in the shares of affiliated issuers during the period ended December 31, 2014 is as follows:

	Shares Held at September 30, 2014	Shares Purchased	Shares Sold	Shares Held at December 31, 2014	Value at December 31, 2014
Sterling Capital Strategic Allocation Conservative Fund
Sterling Capital Behavioral International Fund, Institutional Shares	—	379,037	—	379,037	$3,680,449
Sterling Capital Equity Income Fund, Institutional Shares	194,874	13,377	109,272	98,979	1,843,979
Sterling Capital Special Opportunities Fund, Institutional Shares	154,500	13,794	88,543	79,751	1,852,626
Sterling Capital Total Return Bond Fund, Institutional
Shares	1,027,740	21,249	34,956	1,014,033	10,870,431

Total Affiliates	1,377,114	427,457	232,771	1,571,800	$18,247,485

Sterling Capital Funds
Notes to Schedules of Portfolio Investments (Unaudited) — (continued) December 31, 2014

	Shares Held at September 30, 2014	Shares Purchased	Shares Sold	Shares Held at December 31, 2014	Value at December 31, 2014
Sterling Capital Strategic Allocation Balanced Fund
Sterling Capital Behavioral International Fund, Institutional Shares	—	1,161,600	9,736	1,151,864	$11,184,596
Sterling Capital Equity Income Fund, Institutional Shares	602,678	28,627	330,547	300,758	5,603,113
Sterling Capital Special Opportunities Fund, Institutional Shares	477,790	32,464	267,886	242,368	5,630,215
Sterling Capital Total Return Bond Fund, Institutional Shares	1,388,302	53,029	95,452	1,345,879	14,427,826

Total Affiliates	2,468,770	1,275,720	703,621	3,040,869	$36,845,750

Sterling Capital Strategic Allocation Growth Fund
Sterling Capital Behavioral International Fund, Institutional Shares	—	1,025,954	—	1,025,954	$9,962,013
Sterling Capital Equity Income Fund, Institutional Shares	533,434	9,891	275,478	267,847	4,989,990
Sterling Capital Special Opportunities Fund, Institutional Shares	422,929	16,290	223,380	215,839	5,013,933
Sterling Capital Total Return Bond Fund, Institutional Shares	595,007	35,322	49,837	580,492	6,222,871

Total Affiliates	1,551,370	61,503	548,695	1,064,178	$16,226,794

4.	Concentration of Credit Risk:

The Tax-Free Funds invest primarily in debt instruments of municipal issuers in their respective states. The issuers’ abilities to meet their obligations may be affected by economic developments in a specific state or region.

5.	Federal Tax Information:

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income tax was required in the Funds’ financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense. During the period, the Funds did not incur any interest or penalties.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (current and prior three tax years), and has concluded that no provision for federal income tax was required in the Funds’ financial statements.

The Funds’ federal income and excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the Regulated Investment Company Modernization Act of 2010, capital losses originating in taxable years beginning after December 22, 2010 (“post-enactment capital losses”) are carried forward indefinitely. Furthermore, post-enactment capital losses will retain their character as either short-term or long-term capital losses rather than being considered all short-term capital losses as under previous law.

Sterling Capital Funds
Notes to Schedules of Portfolio Investments (Unaudited) — (continued) December 31, 2014

At September 30, 2014, the following Funds had net capital loss carryforwards available to offset future net capital gains, if any, to the extent provided by the Treasury regulations:

	Amount With No Expiration*
	Short-term Losses	Long-term Losses	Amount	Expires
Sterling Capital Large Cap Value Diversified Fund	$—	$—	$29,095,125	2017
Sterling Capital Large Cap Value Diversified Fund	—	—	10,325,708	2018
Sterling Capital Mid Value Fund	—	—	9,531,273	2017
Sterling Capital Small Cap Value Diversified Fund	—	—	900,225	2016
Sterling Capital Small Cap Value Diversified Fund	—	—	2,655,981	2017
Sterling Capital Ultra Short Bond Fund	43,774	30,675	—	—
Sterling Capital Short Duration Bond Fund	917,864	932,185	—	—
Sterling Capital Short Duration Bond Fund	—	—	3,940,976	2015
Sterling Capital Short Duration Bond Fund	—	—	160,380	2016
Sterling Capital Short Duration Bond Fund	—	—	385,647	2019
Sterling Capital Intermediate U.S. Government Fund	—	—	6,852,937	2016
Sterling Capital Intermediate U.S. Government Fund	—	—	37,850	2019
Sterling Capital Total Return Bond Fund	2,987,377	371,984	—	—
Sterling Capital Securitized Opportunities Fund	1,425,099	261,397	—	—
Sterling Capital Strategic Allocation Conservative Fund	—	—	6,458,015	2018
Sterling Capital Strategic Allocation Balanced Fund	—	—	3,907,944	2018
Sterling Capital Strategic Allocation Balanced Fund	—	—	3,964,763	2019
Sterling Capital Strategic Allocation Growth Fund	—	—	5,077,054	2018
Sterling Capital Strategic Allocation Growth Fund	—	—	4,640,596	2019

*	Post-Enactment Losses: Must be utilized prior to losses subject to expiration.

Under current tax law, capital losses realized after October 31 and ordinary losses realized after December 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The following Funds had deferred qualified late-year losses, which will be treated as arising on the first business day of the fiscal year ending September 30, 2014:

Qualified Late-Year Capital Losses
Sterling Capital Equity Income Fund	$2,760,315
Sterling Capital Intermediate U.S. Government Fund	246,427

At December 31, 2014, federal income tax cost, gross unrealized appreciation and gross unrealized depreciation on securities were as follows:

	Tax Cost	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
Sterling Capital Large Cap Value Diversified Fund	$243,768,592	$47,967,148	$(5,357,478)	$42,609,670
Sterling Capital Mid Value Fund	598,057,445	193,288,720	(38,465,826)	154,822,894
Sterling Capital Small Cap Value Diversified Fund	120,774,554	21,968,608	(4,654,001)	17,314,607
Sterling Capital Special Opportunities Fund	745,971,558	306,492,615	(13,493,695)	292,998,920
Sterling Capital Equity Income Fund	1,586,526,626	434,595,836	(32,591,855)	402,003,981
Sterling Capital Long/Short Equity Fund	66,854,555	5,949,267	(9,691,645)	(3,742,378)
Sterling Capital Behavioral International Equity Fund	25,711,583	311,914	(1,007,375)	(695,461)
Sterling Capital Ultra Short Bond Fund	60,037,897	16,826	(343,584)	(326,758)
Sterling Capital Short Duration Bond Fund	93,075,189	149,136	(1,083,123)	(933,987)
Sterling Capital Intermediate U.S. Government Fund	30,933,807	1,030,178	(22,125)	1,008,053
Sterling Capital Total Return Bond Fund	641,955,494	13,841,171	(4,508,409)	9,332,762
Sterling Capital Corporate Fund	55,553,239	1,077,083	(347,599)	729,484
Sterling Capital Securitized Opportunities Fund	37,133,943	734,311	(154,295)	580,016
Sterling Capital Kentucky Intermediate Tax-Free Fund	13,812,032	1,016,889	—	1,016,889

Sterling Capital Funds
Notes to Schedules of Portfolio Investments (Unaudited) — (continued) December 31, 2014

	Tax Cost	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
Sterling Capital Maryland Intermediate Tax-Free Fund	$35,455,912	$1,572,377	$—	$1,572,377
Sterling Capital North Carolina Intermediate Tax-Free Fund	189,989,096	10,658,053	(13,453)	10,644,600
Sterling Capital South Carolina Intermediate Tax-Free Fund	63,918,376	2,827,098	(4,822)	2,822,276
Sterling Capital Virginia Intermediate Tax-Free Fund	113,422,139	5,874,081	—	5,874,081
Sterling Capital West Virginia Intermediate Tax-Free Fund	98,543,178	4,525,218	—	4,525,218
Sterling Capital Strategic Allocation Conservative Fund	17,578,523	1,163,824	(109,551)	1,054,273
Sterling Capital Strategic Allocation Balanced Fund	35,672,734	2,386,575	(334,041)	2,052,534
Sterling Capital Strategic Allocation Growth Fund	25,152,336	1,906,508	(296,987)	1,609,521

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms, and that information required to be disclosed by the registrant in this report is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Sterling Capital Funds

By (Signature and Title)	/s/ James T. Gillespie
James T. Gillespie, President
(principal executive officer)

Date	2/26/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ James T. Gillespie
James T. Gillespie, President
(principal executive officer)

Date	2/26/15

By (Signature and Title)	/s/ Todd M. Miller
Todd M. Miller, Treasurer
(principal financial officer)

Date	2/26/15